       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 25, 1999


                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /

          Pre-Effective Amendment No.                                        / /

          Post-Effective Amendment No. 19                                    /X/

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No. 21                                                   /X/

                           (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado       80206
--------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                     ---------------------------

Gerard M. Lavin, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.


It is proposed that this filing will become effective: (check appropriate box)

     / / immediately upon filing pursuant to paragraph (b) /X/ on January 31, 1999, pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
     / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:         Shares of Beneficial Interest of
                                     -------------------------------------------
the Berger Small Company Growth Fund, Berger New Generation Fund, Berger
--------------------------------------------------------------------------------
Balanced Fund, Berger Select Fund, Berger Mid Cap Growth Fund and the Berger Mid
--------------------------------------------------------------------------------
Cap Value Fund
--------------------------------------------------------------------------------

January 31, 1999

       THE BERGER FUNDS
        Prospectus

            [WEST FORK PHOTO]
 BERGER NEW GENERATION FUND
--------------------------------------------------

 BERGER SELECT FUND
--------------------------------------------------

 BERGER SMALL COMPANY GROWTH FUND
--------------------------------------------------

 BERGER SMALL CAP VALUE FUND ~ INVESTOR SHARES
--------------------------------------------------

 BERGER MID CAP GROWTH FUND
--------------------------------------------------

 BERGER MID CAP VALUE FUND
--------------------------------------------------

 BERGER 100 FUND
--------------------------------------------------

 BERGER/BIAM INTERNATIONAL FUND
--------------------------------------------------

 BERGER GROWTH AND INCOME FUND
--------------------------------------------------

 BERGER BALANCED FUND
--------------------------------------------------

    The Securities
    and Exchange
    Commission has
    not approved or
    disapproved any
    shares offered in  Like all mutual
    this prospectus,   funds, an invest-
    or determined      ment in the
    whether this pro-  Berger Funds is
    spectus is         not a bank         There is no
    accurate or com-   deposit and is     guarantee that
    plete. Anyone who  not insured or     the Funds will    have the poten-
    tells you          guaranteed by the  meet their        tial to make
    otherwise is       FDIC or any other  investment        money, you could
    committing a       government         goals, and        also lose money
    crime.             agency.            although you      in the Funds.

    THE BERGER FUNDS, BERGER NEW GENERATION FUND, BERGER SMALL COMPANY GROWTH FUND, BERGER SMALL CAP VALUE FUND, BERGER 100 FUND, BERGER/BIAM INTERNATIONAL FUND, BERGER GROWTH AND INCOME FUND, BERGER BALANCED FUND and THE BERGER MOUNTAIN LOGO are registered trademarks of Berger Associates, Inc.; BERGER SELECT FUND, BERGER MID CAP GROWTH FUND and BERGER MID CAP VALUE FUND are trademarks of Berger Associates, Inc.; and other marks referred to herein are the trademarks or registered trademarks of the respective owners thereof.

THE BERGER FUNDS-REGISTERED TRADEMARK- are a no-load family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. Each of the following sections introduces a Fund, its goal(s), principal investment strategies and principal risks. They also contain expense and performance information.

  2   BERGER NEW GENERATION FUND-REGISTERED TRADEMARK-

  4   BERGER SELECT FUND-TM-

  6   BERGER SMALL COMPANY GROWTH FUND-REGISTERED TRADEMARK-

  8   BERGER SMALL CAP VALUE FUND-REGISTERED TRADEMARK- ~ INVESTOR SHARES

 10   BERGER MID CAP GROWTH FUND-TM-

 12   BERGER MID CAP VALUE FUND-TM-

 14   BERGER 100 FUND-REGISTERED TRADEMARK-

 16   BERGER/BIAM INTERNATIONAL FUND-REGISTERED TRADEMARK-

 18   BERGER GROWTH AND INCOME FUND-REGISTERED TRADEMARK-

 20   BERGER BALANCED FUND-REGISTERED TRADEMARK-

                                            22   INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS
                                                   22  Risk and investment table
                                                   24  Risk and investment glossary

                                            26   BUYING SHARES

      INFORMATION
      ABOUT YOUR
      ACCOUNT

                                            27   SELLING (REDEEMING) SHARES
                                                   28  Exchanging shares
                                                   28  Signature Guarantees/special documentation
                                                   28  Your share price
                                                   29  Other information about your account
                                                   30  Distributions and taxes
                                                   31  Tax-sheltered retirement plans

                                            31   ORGANIZATION OF THE BERGER FUNDS FAMILY
                                                   31  Investment managers
                                                   33  12b-1 arrangements
                                                   33  Special fund structures

                                            34   FINANCIAL HIGHLIGHTS FOR THE BERGER FUNDS FAMILY
                                                   34  Berger New Generation Fund
                                                   35  Berger Select Fund
                                                   35  Berger Small Company Growth Fund
                                                   36  Berger Small Cap Value Fund ~ Investor Shares
                                                   38  Berger Mid Cap Growth Fund
                                                   38  Berger Mid Cap Value Fund
                                                   39  Berger 100 Fund
                                                   39  Berger/BIAM International Fund
                                                   41  Berger Growth and Income Fund
                                                   41  Berger Balanced Fund

                                    BERGER
                            NEW GENERATION
                                      FUND

[BERGER NEW GENERATION FUND PHOTO]


-  Ticker Symbol:         BENGX

[ICON] THE FUND'S GOAL - The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of companies with potential for significant earnings growth.

[ICON] PRINCIPAL INVESTMENT STRATEGIES - The Fund focuses on leading-edge companies with new ideas, technologies or methods of doing business. Its investment manager seeks companies it believes have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.
The Fund's investment manager generally looks for companies:
- In business sectors characterized by rapid change, regardless of the company's size
- With favorable long-term growth potential due to their new or innovative products or services
- With management and financial strength to fulfill their vision and grow their business.
The Fund invests in common stocks, both domestic and foreign, and other securities with equity features, such as convertible securities and preferred stocks. Due to the Fund's focus on companies with the characteristics described above, the Fund generally is weighted toward small market capitalization companies, although it is free to invest in companies with larger market capitalizations as well. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager has in the past and may in the future actively trade the portfolio in pursuit of the Fund's goal. Due to this, the annual portfolio turnover rate may be higher than other Berger Funds.

[ICON] PRINCIPAL RISKS - You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.
Given the Fund's weighting toward small companies in rapidly changing industries, its share price may fluctuate more than that of funds invested in larger companies or more stable industries. Small companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. In addition, products and services in rapidly changing industries may be subject to intense competition and rapid obsolescence and may require regulatory approvals prior to their use. The Fund's investments are often focused in a small number of business sectors. In addition, higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[ICON] THE FUND'S PAST PERFORMANCE - The information below shows the Fund's performance since it began operations through December 31, 1998. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

97                                                     24.22%
98                                                     23.00%

BEST QUARTER:           12/31/98        32.04%

WORST QUARTER:           9/30/98       -18.43%

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Standard & Poor's 500 Index (S&P 500). While the Fund does not seek to match the returns of the S&P 500, this index is a good indicator of general stock market performance. You may not invest in the S&P 500 and unlike the Fund, it does not incur fees or charges.

                                                                         BERGER
                                                                 NEW GENERATION
                                                                           FUND

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1998

                                         LIFE OF THE FUND
                              1 YEAR     (MARCH 29, 1996)
---------------------------------------------------------
The Fund                      23.00%           22.87%
---------------------------------------------------------
S&P 500                       28.74%           28.65%
---------------------------------------------------------

[ICON] FUND EXPENSES - As a shareholder in the Fund, you do not pay any sales charges, redemption or exchange fees, but you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                  %
----------------------------------------------------
Management fee                                  .90
----------------------------------------------------
Distribution (12b-1) fee                        .25
----------------------------------------------------
Other expenses                                  .57
----------------------------------------------------
Total Annual Fund Operating Expenses           1.72
----------------------------------------------------

UNDERSTANDING EXPENSES - Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.
EXAMPLE COSTS
The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:
- $10,000 initial investment
- 5% total return for each year
- Fund operating expenses remain the same for each period
- Redemption after the end of each period
Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS                                             $
---------------------------------------------------
One                                             175
---------------------------------------------------
Three                                           542
---------------------------------------------------
Five                                            933
---------------------------------------------------
Ten                                           2,030
---------------------------------------------------

                                    BERGER
                               SELECT FUND

[BERGER SELECT FUND PHOTO]


-  Ticker Symbol:         BESLX

[ICON] THE FUND'S GOAL - The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of companies with a proven track record and superior potential for earnings growth.

[ICON] PRINCIPAL INVESTMENT STRATEGIES - This nondiversified Fund normally invests in a core portfolio of 20-30 common stocks. The stock selection focuses on companies of any size whose growth potential is not yet fully reflected in the company's stock price, although stocks are often sold quickly to respond to short-term market price movements.
The Fund's investment manager generally looks for companies with:
- Reasonably priced securities which occupy a dominant position in a market due to size, products or services
- Strong, capable management teams with clearly defined strategies for growth
- Conservatively financed balance sheets and a catalyst for positive earnings developments such as evolving product cycles, special situations or changing economic conditions.
The Fund will from time to time take substantial positions in convertible securities, preferred stocks, government securities or other short-term investments. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager has in the past and expects in the future to actively trade the portfolio in pursuit of the Fund's goal. Due to this and the Fund's relatively small number of holdings, the annual portfolio turnover rate will be higher than the other Berger Funds as well as many other mutual funds.

[ICON] PRINCIPAL RISKS - You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

The Fund's share price may fluctuate more than the market in general and most equity funds due to its ability as a nondiversified fund to take larger positions in a smaller number of companies. As a result, the gains or losses on a single stock will have a greater impact on the Fund's share price. The Fund's investments are often focused in a small number of business sectors. In addition, higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[ICON] THE FUND'S PAST PERFORMANCE - The information below shows the Fund's return since it began operations through December 31, 1998. This return includes the reinvestment of all dividends and capital gains distributions and reflects Fund expenses. As with all mutual funds, past performance does not guarantee future results.

TOTAL RETURN FROM DECEMBER 31, 1997
THROUGH DECEMBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

98                                                     72.26%

BEST QUARTER:            3/31/98        37.10%

WORST QUARTER:           9/30/98        -6.75%

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Standard & Poor's 500 Index (S&P 500). While the Fund does not seek to match the returns of the S&P 500, this index is a good indicator of general stock market performance. You may not invest in the S&P 500 and unlike the Fund, it does not incur fees or charges.

                                                                         BERGER
                                                                    SELECT FUND

AVERAGE ANNUAL RETURN AS OF DECEMBER 31, 1998

                                        LIFE OF THE FUND
                           1 YEAR    (DECEMBER 31, 1997)
--------------------------------------------------------
The Fund                   72.26%            72.26%
--------------------------------------------------------
S&P 500                    28.74%            28.74%
--------------------------------------------------------

[ICON] FUND EXPENSES - As a shareholder in the Fund, you do not pay any sales charges, redemption or exchange fees, but you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                  %
----------------------------------------------------
Management fee                                   .75
----------------------------------------------------
Distribution (12b-1) fee                         .25
----------------------------------------------------
Other expenses                                   .48
----------------------------------------------------
Total Annual Fund Operating Expenses            1.48
----------------------------------------------------

UNDERSTANDING EXPENSES - Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.
EXAMPLE COSTS
The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:
- $10,000 initial investment
- 5% total return for each year
- Fund operating expenses remain the same for each period
- Redemption after the end of each period
Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS                                             $
---------------------------------------------------
One                                             151
---------------------------------------------------
Three                                           468
---------------------------------------------------
Five                                            808
---------------------------------------------------
Ten                                           1,768
---------------------------------------------------

                                    BERGER
                             SMALL COMPANY
                               GROWTH FUND

[BERGER SMALL COMPANY GROWTH FUND PHOTO]


-  Ticker Symbol:         BESCX

[ICON] THE FUND'S GOAL - The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid earnings growth.

[ICON] PRINCIPAL INVESTMENT STRATEGIES - The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry.
The Fund's investment manager generally looks for companies with:
- Strong entrepreneurial management with proven track records
- A catalyst for rapid earnings growth, such as new products, ideas or plans to enter new markets
- Relatively strong balance sheets.
Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index (Russell 2000). This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

[ICON] PRINCIPAL RISKS - You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Occasionally, small company securities may underperform as compared to the securities of larger companies. They may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[ICON] THE FUND'S PAST PERFORMANCE - The information below shows the Fund's performance since it began operations through December 31, 1998. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

94                                                     13.73%
95                                                     33.80%
96                                                     16.77%
97                                                     16.16%
98                                                      3.17%

BEST QUARTER:           12/31/98        26.61%

WORST QUARTER:           9/30/98       -29.22%

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Russell 2000. While the Fund does not seek to match the returns of the Russell 2000, this index is a good indicator of small company stock market performance. You may not invest in the Russell 2000 and unlike the Fund, it does not incur fees or charges.

                                                                         BERGER
                                                                  SMALL COMPANY
                                                                    GROWTH FUND

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1998

                                       LIFE OF THE FUND
              1 YEAR      5 YEARS     (DECEMBER 30, 1993)
----------------------------------------------------------
The Fund         3.17%      16.32%            16.32%
----------------------------------------------------------
Russell
  2000           2.55%      11.87%            11.87%
----------------------------------------------------------

[ICON] FUND EXPENSES - As a shareholder in the Fund, you do not pay any sales charges, redemption or exchange fees, but you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                  %
----------------------------------------------------
Management fee                                   .90
----------------------------------------------------
Distribution (12b-1) fee(1)                      .25
----------------------------------------------------
Other expenses                                   .44
----------------------------------------------------
Total Annual Fund Operating Expenses(1)         1.59
----------------------------------------------------

1. Adjusted to reflect current 12b-1 fee after termination of waiver. UNDERSTANDING EXPENSES - Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.
EXAMPLE COSTS
The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:
- $10,000 initial investment
- 5% total return for each year
- Fund operating expenses remain the same for each period
- Redemption after the end of each period
Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS                                             $
---------------------------------------------------
One                                             162
---------------------------------------------------
Three                                           502
---------------------------------------------------
Five                                            866
---------------------------------------------------
Ten                                           1,889
---------------------------------------------------

                          BERGER SMALL CAP
                              VALUE FUND ~
                           INVESTOR SHARES

[BERGER SMALL CAP VALUE FUND INVESTOR SHARES PHOTO]


-  Ticker Symbol:         BSCVX

[ICON] THE FUND'S GOAL - The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.

[ICON] PRINCIPAL INVESTMENT STRATEGIES - The Fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.
The Fund's investment manager generally looks for companies with:
- A low price relative to their assets, earnings, cash flow or business franchise
- Products and services that give them a competitive advantage
- Quality balance sheets and strong management.
The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index (Russell 2000). This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

[ICON] PRINCIPAL RISKS - You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Occasionally, small company securities may underperform as compared to the securities of larger companies. They may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as special situations.
See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[ICON] THE FUND'S PAST PERFORMANCE - The information below shows the Fund's annual return for the ten-year period through December 31, 1998. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

89                                                     26.43%
90                                                    -21.92%
91                                                     24.97%
92                                                     19.61%
93                                                     16.27%
94                                                      6.70%
95                                                     26.06%
96                                                     25.60%
97                                                     36.51%
98                                                      1.43%

BEST QUARTER:            3/31/91        20.69%

WORST QUARTER:           9/30/90       -17.29%

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Russell 2000. While the Fund does not seek to match the returns of the Russell 2000, this index is a good indicator of small company stock market performance. You may not invest in the Russell 2000 and unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1998(1)

                         1 YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------
The Fund                    1.43%       18.53%       14.91%
-----------------------------------------------------------
Russell 2000                2.55%       11.87%       12.92%
-----------------------------------------------------------

1. Returns for periods before February 14, 1997, do not include the .25% 12b-1 fee which has been paid by the Investor Shares class since the Fund adopted share classes on that date.

                                                               BERGER SMALL CAP
                                                                   VALUE FUND ~
                                                                INVESTOR SHARES

[ICON] FUND EXPENSES - As a shareholder in the Fund, you do not pay any sales charges, redemption or exchange fees, but you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                  %
----------------------------------------------------
Management fee                                   .90
----------------------------------------------------
Distribution (12b-1) fee                         .25
----------------------------------------------------
Other expenses                                   .41
----------------------------------------------------
Total Annual Fund Operating Expenses            1.56
----------------------------------------------------

UNDERSTANDING EXPENSES - Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.
EXAMPLE COSTS
The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:
- $10,000 initial investment
- 5% total return for each year
- Fund operating expenses remain the same for each period
- Redemption after the end of each period
Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS                                             $
---------------------------------------------------
One                                             159
---------------------------------------------------
Three                                           493
---------------------------------------------------
Five                                            850
---------------------------------------------------
Ten                                           1,856
---------------------------------------------------

                                    BERGER
                            MID CAP GROWTH
                                      FUND

[BERGER MID CAP GROWTH FUND PHOTO]


-  Ticker Symbol:         Not Available

[ICON] THE FUND'S GOAL - The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies with the potential for strong earnings growth.

[ICON] PRINCIPAL INVESTMENT STRATEGIES - Stock selection focuses on companies that commit their resources to innovative products or services for unique, changing or rapidly growing markets.
The Fund's investment manager generally looks for companies with:
- Strong market positions in industries or business sectors that have a good economic outlook
- Established organizational structures and strong management teams, and have the ability to increase their market share in growing industries
- Strong balance sheets and the ability to efficiently finance their growth through sufficient resources and access to capital.
Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of companies whose market capitalization falls, at the time of initial purchase, within a range of $1 billion to the 12-month average of the maximum market capitalization for companies included in the Standard & Poor's Mid Cap 400 Index (S&P 400). This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager has in the past and may in the future actively trade the portfolio in pursuit of the Fund's goal. Due to this, the annual portfolio turnover rate may be higher than other Berger Funds.

[ICON] PRINCIPAL RISKS - You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors. In addition, higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principle risks and other risks.

[ICON] THE FUND'S PAST PERFORMANCE - The information below shows the Fund's return since it began operations through December 31, 1998. This return includes the reinvestment of all dividends and capital gains distributions and reflects Fund expenses. As with all mutual funds, past performance does not guarantee future results.

TOTAL RETURN FROM DECEMBER 31, 1997
THROUGH DECEMBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

98                                                     54.38%

BEST QUARTER:           12/31/98        41.24%

WORST QUARTER:           9/30/98       -17.76%

                                                                         BERGER
                                                                 MID CAP GROWTH
                                                                           FUND

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the S&P 400. While the Fund does not seek to match the returns of the S&P 400, this index is a good indicator of general stock market performance for mid-sized companies. You may not invest in the S&P 400 and unlike the Fund, it does not incur fees or charges.
AVERAGE ANNUAL RETURN AS OF DECEMBER 31, 1998

                                  LIFE OF THE FUND
                        1 YEAR   (DECEMBER 31, 1997)
-----------------------------------------------------
The Fund                54.38%           54.38%
-----------------------------------------------------
S&P 400                 18.25%           18.25%
-----------------------------------------------------

[ICON] FUND EXPENSES - As a shareholder in the Fund, you do not pay any sales charges, redemption or exchange fees but you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                  %
----------------------------------------------------
Management fee                                   .75
----------------------------------------------------
Distribution (12b-1) fee                         .25
----------------------------------------------------
Other expenses                                  1.46
----------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES            2.46
----------------------------------------------------
FEE WAIVER(1)                                   (.46)
----------------------------------------------------
NET EXPENSES                                    2.00
----------------------------------------------------

1. Under a written contract, the Fund's investment advisor waives its fee to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 2.00%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

UNDERSTANDING EXPENSES - Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same for each period

- Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS                                             $
---------------------------------------------------
One                                             203
---------------------------------------------------
Three                                           627
---------------------------------------------------
Five                                          1,078
---------------------------------------------------
Ten                                           2,327
---------------------------------------------------

                                    BERGER
                                   MID CAP
                                VALUE FUND

[BERGER MID CAP VALUE FUND PHOTO]


-  Ticker Symbol:         BEMVX

[ICON] THE FUND'S GOAL - The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued.

[ICON] PRINCIPAL INVESTMENT STRATEGIES - Investment selection focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.
The Fund's investment manager generally looks for companies with:
- A low price relative to their assets, earnings, cash flow or business franchise
- Products and services that give them a competitive advantage
- Quality balance sheets and strong management.
The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within a range of $1 billion to the 12-month average of the maximum market capitalization for companies included in the Standard & Poor's Mid Cap 400 Index (S&P 400). This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

[ICON] PRINCIPAL RISKS - You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.
The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as special situations.
See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[ICON] FUND EXPENSES - As a shareholder in the Fund, you do not pay any sales charges, redemption or exchange fees, but you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)              %
----------------------------------------------------
Management fee                                   .75
----------------------------------------------------
Distribution (12b-1) fee                         .25
----------------------------------------------------
Other expenses(1)                                .62
----------------------------------------------------
----------------------------------------------------
Total Annual Fund Operating Expenses(1)         1.62
----------------------------------------------------
----------------------------------------------------

1. Based on estimates for the Fund's first full year of operations.

UNDERSTANDING EXPENSES - Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees,12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

                                                                         BERGER
                                                                        MID CAP
                                                                     VALUE FUND

EXAMPLE COSTS
The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:
- $10,000 initial investment
- 5% total return for each year
- Fund operating expenses remain the same for each period
- Redemption after the end of each period
Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS                                             $
---------------------------------------------------
One                                             165
---------------------------------------------------
Three                                           511
---------------------------------------------------

                                    BERGER
                                  100 FUND

[BERGER 100 FUND PHOTO]


-  Ticker Symbol:         BEONX

[ICON] THE FUND'S GOAL - The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of established companies with the potential for strong earnings growth.

[ICON] PRINCIPAL INVESTMENT STRATEGIES - Stock selection focuses on companies believed to have good earnings growth potential regardless of the company's size.
The Fund's investment manager generally looks for companies with:
- Potential to increase earnings consistently and which reinvest their profits rather than pay dividends
- Reasonably priced securities which are well-positioned in growing, under-penetrated or fragmented industries or sectors
- Strong, capable management teams and conservatively financed balance sheets. The Fund may sometimes take substantial positions in convertible securities, preferred stocks, corporate bonds, government securities or other short-term investments. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager has in the past and may in the future actively trade the portfolio in pursuit of the Fund's goal. Due to this, the annual portfolio turnover rate may be higher than other Berger Funds.

[ICON] PRINCIPAL RISKS - You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.
The Fund's investments may focus in a small number of business sectors. In addition, higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.
See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[ICON] THE FUND'S PAST PERFORMANCE - The information below shows the Fund's performance for the ten-year period through December 31, 1998. These returns include reinvestment of all dividends and capital gain distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

89                                                     48.30%
90                                                     -5.59%
91                                                     88.81%
92                                                      8.53%
93                                                     21.20%
94                                                     -6.66%
95                                                     21.34%
96                                                     13.73%
97                                                     13.57%
98                                                     16.23%

BEST QUARTER:            3/31/91        31.15%

WORST QUARTER:           9/30/90       -20.60%

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Standard & Poor's 500 Index (S&P 500). While the Fund does not seek to match the returns of the S&P 500, this index is a good indicator of general stock market performance. You may not invest in the S&P 500 and unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1998

                                                       LIFE OF THE FUND
             1 YEAR       5 YEARS     10 YEARS     (SEPTEMBER 30, 1974)
-----------------------------------------------------------------------
The Fund        16.23%       11.20%       19.45%            15.07%
-----------------------------------------------------------------------
S&P 500         28.74%       24.08%       19.20%            17.34%
-----------------------------------------------------------------------

[ICON] FUND EXPENSES - As a shareholder in the Fund, you do not pay any sales charges, redemption or exchange fees, but you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                  %
----------------------------------------------------
Management fee                                   .75
----------------------------------------------------
Distribution (12b-1) fee                         .25
----------------------------------------------------
Other expenses                                   .38
----------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES            1.38
----------------------------------------------------

                                                                         BERGER
                                                                       100 FUND

UNDERSTANDING EXPENSES - Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees,12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.
EXAMPLE COSTS
The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:
- $10,000 initial investment
- 5% total return for each year
- Fund operating expenses remain the same for each period
- Redemption after the end of each period
Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS                                         $
-----------------------------------------------
One                                         140
-----------------------------------------------
Three                                       437
-----------------------------------------------
Five                                        755
-----------------------------------------------
Ten                                       1,657
-----------------------------------------------

                               BERGER/BIAM
                             INTERNATIONAL
                                      FUND

[BERGER/BIAM INTERNATIONAL FUND PHOTO]


-  Ticker Symbol:         BBINX

[ICON] THE FUND'S GOAL - The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

[ICON] PRINCIPAL INVESTMENT STRATEGIES - The portfolio's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes.
The portfolio's investment manager generally looks for companies with:
- Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors
- Business operations predominantly in well-regulated and more stable foreign markets
- Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.
The Fund invests all of its assets in the Berger/BIAM International Portfolio (Portfolio), which has the same goals and policies as the Fund. The Portfolio invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. Recently, the Portfolio has been weighted toward countries in Western Europe, Australia and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Portfolio's assets are invested in mid-sized to large capitalization companies. The Portfolio's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.
See "Organization of the Berger Funds Family -- Special Fund Structures -- Master/Feeder" later in this prospectus for more information on the Fund's investment in the Portfolio.

[ICON] PRINCIPAL RISKS - You may be interested in the Fund if you are comfortable with the risks of international investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment. There are additional risks with investing in foreign countries, especially in developing countries -- specifically, economic, currency, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. In addition, foreign stocks may not move in concert with the U.S. markets. The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[ICON] THE FUND'S PAST PERFORMANCE - The information below shows the Fund's performance since it began operations(1) through December 31, 1998. These returns include reinvestment of all dividends and capital gains and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.(1)

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

90                                                     -4.11%
91                                                     13.18%
92                                                     10.21%
93                                                     36.38%
94                                                     -7.80%
95                                                     18.78%
96                                                     18.51%
97                                                      2.90%
98                                                     14.92%

BEST QUARTER:           12/31/98        19.38%

WORST QUARTER:           9/30/98       -16.79%

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Morgan Stanley Capital International Europe, Australasia and the Far East Index (EAFE Index). While the Fund does not seek to match the returns of the EAFE Index, this index is a good

                                                                    BERGER/BIAM
                                                                  INTERNATIONAL
                                                                           FUND

indicator of foreign stock markets. You may not invest in the EAFE Index and unlike the Fund, it does not incur fees or charges.
AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1998(1)

                                                LIFE OF THE
                                                       FUND
                     1 YEAR      5 YEARS    (JULY 31, 1989)
-----------------------------------------------------------
The Fund               14.92%        8.94%        12.57%
-----------------------------------------------------------
EAFE Index             20.33%        9.50%         5.57%
-----------------------------------------------------------

1. Performance figures covering periods prior to October 11, 1996, include the performance of a pool of assets advised by the Portfolio's investment manager for periods before the Portfolio began operations. This performance has been adjusted to reflect the increased expenses expected in operating the Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.

[ICON] FUND EXPENSES - As a shareholder in the Fund, you do not pay any sales charges, redemption or exchange fees, but you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                  %
----------------------------------------------------
Management fee                                   .90
----------------------------------------------------
Distribution (12b-1) fee                         .25
----------------------------------------------------
Other expenses                                   .68
----------------------------------------------------
----------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES            1.83
----------------------------------------------------
FEE WAIVER(2)                                   (.03)
----------------------------------------------------
NET EXPENSES                                    1.80
----------------------------------------------------

 1. Annual fund operating expenses consist of the Fund's expenses plus the Fund's share of the expenses of the Portfolio.
 2. Under a written contract, the Portfolio's investment advisor waives its fee to the extent that, at any time during the life of the Portfolio, the Portfolio's annual operating expenses exceed 1.00%. The contract may not be terminated or amended except by a vote of the Portfolio's Board of Trustees. UNDERSTANDING EXPENSES - Annual Fund operating expenses are borne by the Fund. As a result, they reduce the Fund's return. Fund expenses include the Fund's share of the Portfolio's expenses,12b-1 fees, an administrative fee and registration fees.
EXAMPLE COSTS
The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:
- $10,000 initial investment
- 5% total return for each year
- Fund operating expenses remain the same for each period
- Redemption after the end of each period
Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS                                             $
---------------------------------------------------
One                                             183
---------------------------------------------------
Three                                           566
---------------------------------------------------
Five                                            975
---------------------------------------------------
Ten                                           2,116
---------------------------------------------------

                                    BERGER
                                GROWTH AND
                               INCOME FUND

[BERGER GROWTH AND INCOME FUND PHOTO]


-  Ticker Symbol          BEOOX

[ICON] THE FUND'S GOALS - The Fund aims for capital appreciation and has a secondary goal of providing a moderate level of current income. In pursuing these goals, the Fund primarily invests in the securities of well-established, growing companies. The Fund's secondary goal may be changed at any time without a shareholder vote.

[ICON] PRINCIPAL INVESTMENT STRATEGIES - Security selection focuses on the common stocks, convertible securities and preferred stocks of companies that have demonstrated a pattern of earnings growth and stability and are also expected to provide current income.
The Fund's investment manager generally looks for companies with:
- Competitive products and services and a successful orientation to global markets
- Higher than average rate of earnings growth with somewhat lower dividend yields
- Strong, capable management teams and conservatively financed balance sheets. Common stock of companies with mid-sized to large market capitalizations usually constitutes a majority of the Fund's investments. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

[ICON] PRINCIPAL RISKS - You may be interested in the Fund if you are comfortable with the risks of equity and fixed-income investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment. To the extent the Fund invests in fixed-income securities it takes on additional risks, including movements in interest rates and default on payment of principal or interest. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (BB or lower by S&P, Ba or lower by Moody's). The issuers of lower rated bonds are less financially secure, and are more likely to be hurt by interest rate movements. When interest rates are low, the Fund's income distributions to you may be reduced or eliminated.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[ICON] THE FUND'S PAST PERFORMANCE - The information below shows the Fund's annual return for the ten-year period through December 31, 1998. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

89                                                     20.32%
90                                                     -7.99%
91                                                     60.97%
92                                                      4.82%
93                                                     23.57%
94                                                     -9.07%
95                                                     23.92%
96                                                     15.61%
97                                                     22.70%
98                                                     22.49%

BEST QUARTER:            9/30/91        21.94%

WORST QUARTER:           9/30/90       -17.76%

                                                                         BERGER
                                                                     GROWTH AND
                                                                    INCOME FUND

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Standard & Poor's 500 Index (S&P 500). While the Fund does not seek to match the returns of the S&P 500, this index is a good indicator of general stock market performance. You may not invest in the S&P 500 and unlike the Fund, it does not incur fees or charges.
AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1998

                                                   LIFE OF THE FUND
             1 YEAR      5 YEARS     10 YEARS    (SEPTEMBER 30, 1974)
----------------------------------------------------------------------
The Fund       22.49%      14.38%       16.28%            14.42%
----------------------------------------------------------------------
S&P 500        28.74%      24.08%       19.20%            17.34%
----------------------------------------------------------------------

[ICON] FUND EXPENSES - As a shareholder in the Fund, you do not pay any sales charges, redemption or exchange fees, but you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                  %
----------------------------------------------------
Management fee                                   .75
----------------------------------------------------
Distribution (12b-1) fee                         .25
----------------------------------------------------
Other expenses                                   .44
----------------------------------------------------
Total Annual Fund Operating Expenses            1.44
----------------------------------------------------

UNDERSTANDING EXPENSES - Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.
EXAMPLE COSTS
The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:
- $10,000 initial investment
- 5% total return for each year
- Fund operating expenses remain the same for each period
- Redemption after the end of each period
Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS                                             $
---------------------------------------------------
One                                             147
---------------------------------------------------
Three                                           456
---------------------------------------------------
Five                                            787
---------------------------------------------------
Ten                                           1,724
---------------------------------------------------

                                    BERGER
                                  BALANCED
                                      FUND

[BERGER BALANCED FUND PHOTO]


-  Ticker Symbol:         BEBAX

[ICON] THE FUND'S GOALS - The Fund aims for capital appreciation and current income. In pursuing these goals, the Fund primarily invests in a diversified group of domestic equity and fixed-income securities.

[ICON] PRINCIPAL INVESTMENT STRATEGIES - The allocation between equity and fixed-income securities is based upon the investment manager's assessment of available investment opportunities and relevant market, economic and financial factors.
The Fund's investment manager generally looks for companies with:
-Reasonably priced equity securities with strong, consistent and predictable earnings growth rates
-Strong, capable management teams and competitive products or services -Conservatively financed balance sheets.
The Fund's equity investments consist primarily of common stocks of companies with mid-sized to large market capitalizations. The Fund's fixed-income investments are a variety of income-producing securities, such as short- to long-term corporate and government debt securities, convertible securities, preferred stocks and mortgage-backed securities. The investment manager believes its investment style emphasizing equity securities offers shareholders the opportunity for capital appreciation along with a reasonable level of capital preservation. Normally, equity securities are expected to range from 45% to 65% of the Fund's total assets. However, it is the Fund's policy to invest at least 25% of its total assets in fixed-income senior securities and at least 25% in equity securities. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (BB or lower by S&P, Ba or lower by Moody's).
The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager has in the past and may in the future actively trade the equity portion of the portfolio in pursuit of the Fund's goal. When this occurs, the annual portfolio turnover rate may be higher than other comparable funds.

[ICON] PRINCIPAL RISKS - You may be interested in the Fund if you are comfortable with the risks of equity and fixed-income investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment. The Fund may be riskier than other balanced funds that invest more heavily in fixed-income securities. In addition, the Fund may invest in certain securities with unique risks, such as small company securities and mortgage-backed securities.

To the extent the Fund invests in fixed-income securities it takes on additional risks, including movements in interest rates and default on payment of principal or interest. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade. The issuers of lower rated bonds are less financially secure, and are more likely to be hurt by interest rate movements. When interest rates are low, the Fund's income distributions to you may be reduced or eliminated.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[ICON] THE FUND'S PAST PERFORMANCE - The information below shows the Fund's performance since it began operations through December 31, 1998. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Total return shows you the Fund's performance for the one full calendar year since it began.

TOTAL RETURN FROM DECEMBER 31, 1997
THROUGH DECEMBER 31, 1998(1)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

98                                                     34.38%

BEST QUARTER:           12/31/97        37.41%

WORST QUARTER:           9/30/98        -4.86%

                                                                         BERGER
                                                                       BALANCED
                                                                           FUND

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Standard & Poor's 500 Index (S&P 500). While the Fund does not seek to match the returns of the S&P 500, this index is a good indicator of general stock market performance. You may not invest in the S&P 500 and unlike the Fund, it does not incur fees or charges.
AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1998

                       1       LIFE OF THE FUND
                     YEAR    (SEPTEMBER 30, 1997)
--------------------------------------------------
The Fund             34.38%       63.80%(1)
--------------------------------------------------
S&P 500              28.74%       25.09%
--------------------------------------------------

1. Includes returns for the last quarter of 1997, which reflect a higher than normal level of trading activity undertaken to pursue equity opportunities available as the advisor was beginning to implement the Fund's long-term approach to equity management.

[ICON] FUND EXPENSES - As a shareholder in the Fund, you do not pay any sales charges, redemption or exchange fees, but you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                  %
----------------------------------------------------
Management fee                                   .70
----------------------------------------------------
Distribution (12b-1) fee                         .25
----------------------------------------------------
Other expenses                                   .62
----------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES            1.57
----------------------------------------------------
FEE WAIVER(1)                                   (.07)
----------------------------------------------------
NET EXPENSES                                    1.50
----------------------------------------------------

1. Under a written contract, the Fund's investment advisor waives its fee to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.50%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.
UNDERSTANDING EXPENSES - Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees,12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.
EXAMPLE COSTS
The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:
- $10,000 initial investment
- 5% total return for each year

- Fund operating expenses remain the same for each period

- Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS                                                  $
--------------------------------------------------------
One                                                  153
--------------------------------------------------------
Three                                                474
--------------------------------------------------------
Five                                                 818
--------------------------------------------------------
Ten                                                1,791
--------------------------------------------------------

                    INVESTMENT TECHNIQUES,
                            SECURITIES AND
                          ASSOCIATED RISKS



                                               BERGER    BERGER                                                 BERGER
                                               SMALL     SMALL     BERGER    BERGER                             GROWTH
                       BERGER NEW    BERGER   COMPANY     CAP     MID CAP   MID CAP              BERGER/BIAM     AND      BERGER
RISK AND INVESTMENT    GENERATION    SELECT    GROWTH    VALUE     GROWTH    VALUE     BERGER   INTERNATIONAL   INCOME   BALANCED
TABLE                     FUND        FUND      FUND      FUND      FUND      FUND    100 FUND      FUND         FUND      FUND
DIVERSIFICATION         DIAMOND        N      DIAMOND   DIAMOND   DIAMOND   DIAMOND   DIAMOND      DIAMOND     DIAMOND   DIAMOND
SMALL AND MID-SIZED       /Y/          Y        /Y/       /Y/       /Y/       /Y/        Y            Y           Y         Y
COMPANY SECURITIES
Market, liquidity
and information risk
FOREIGN SECURITIES         Y           Y         Y         Y         Y         Y         Y           /Y/          Y         Y
Market, currency,
transaction,
liquidity,
information and
political risk
SECTOR FOCUS              /Y/         /Y/       /Y/       /Y/       /Y/       /Y/       /Y/          /Y/          Y         Y
Market and liquidity
risk
CONVERTIBLE                Y           Y         Y         Y         Y         Y         Y            Y          /Y/       /Y/
SECURITIES(1)
Market, interest
rate, prepayment and
credit risk
INVESTMENT GRADE           Y           Y         Y         Y         Y         Y         Y            Y           Y        /Y/
BONDS
(NONCONVERTIBLE)
Interest rate,
prepayment, market
and credit risk
COMPANIES WITH             Y           Y         Y      5ADIAMOND    Y         Y      5ADIAMOND       Y        5ADIAMOND    Y
LIMITED OPERATING
HISTORIES
Market, liquidity
and information risk
ILLIQUID AND               15          15        15     10DIAMOND    15        15        15          15           15        15
RESTRICTED
SECURITIES(2)
Market, liquidity
and transaction risk
SPECIAL SITUATIONS         Y           Y         Y        /Y/        Y        /Y/        Y            Y           Y         Y
Market and
information risk
MORTGAGE-BACKED AND        N           N         N         N         N         N         N            N           N        /Y/
ASSET-BACKED
SECURITIES(3)
Interest rate,
prepayment,
extension, market
and credit risk
TEMPORARY DEFENSIVE        Y           Y         Y         Y         Y         Y         Y            N           Y         Y
MEASURES
Opportunity risk
BORROWING              25ADIAMOND   25ADIAMOND 25ADIAMOND 5ADIAMOND 25ADIAMOND 25ADIAMOND 5ADIAMOND  25ADIAMOND 5ADIAMOND 25ADIAMOND
Leverage risk
HEDGING STRATEGIES
FINANCIAL FUTURES(4)       5           5         5      NDIAMOND     5         5         5            N           5         5
Hedging,
correlation,
opportunity and
leverage risk
FORWARD FOREIGN            Y           Y         Y      NDIAMOND     Y         Y         Y           /Y/          Y         Y
CURRENCY
CONTRACTS(4)
Hedging, credit,
correlation,
opportunity and
leverage risk
OPTIONS(4)                 5           5         5         5         5         5         5            N           5         5
(EXCHANGE-TRADED AND
OVER-THE-COUNTER)
Hedging, credit,
correlation and
leverage risk
WRITING (SELLING)         25A         25A       25A        10       25A       25A       25A           N          25A       25A
COVERED CALL
OPTIONS(4)
(EXCHANGE-TRADED AND
OVER-THE-COUNTER)
Opportunity, credit
and leverage risk

BEFORE
YOU
INVEST...
in any of the Berger Funds, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true, the lower the risk, the lower the potential for return.

AN INVESTMENT IN THE BERGER FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THE FUNDS ARE NOT A COMPLETE INVESTMENT PROGRAM, BUT MAY SERVE TO DIVERSIFY OTHER TYPES OF INVESTMENTS IN YOUR PORTFOLIO. THERE IS NO GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT GOALS, AND ALTHOUGH YOU HAVE THE POTENTIAL TO MAKE MONEY, YOU COULD ALSO LOSE MONEY BY INVESTING IN THE FUNDS.

The table on the opposite page will help you further understand the risks the Funds take by investing in certain securities and the investment techniques used by the Berger Funds. A glossary follows this page. You may get more detailed information about the risks of investing in the Berger Funds in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

                          /Y/                 Y                  N               DIAMOND              5A

KEY TO TABLE       Yes, the security  Yes, the security  No, the security   The restriction    Use of a security
Follow down the    or technique is    or technique is    or technique is    is fundamental to  or technique is
columns under the  permitted by a     permitted by a     not permitted by   a Fund.            permitted, but
name of the Fund   Fund and is        Fund.              a Fund.            (Fundamental       subject to a
in which you are   emphasized by a                                          restrictions       restriction of up
interested. The    Fund.                                                    cannot be changed  to 5% of total
boxes will tell                                                             without a          assets.
you:                                                                        shareholder
                                                                            vote.)
                          10A                25A                 5                 10                 15

                   Use of a security  Use of a security  Use of a security  Use of a security  Use of a security
                   or technique is    or technique is    or technique is    or technique is    or technique is
                   permitted, but     permitted, but     permitted, but     permitted, but     permitted, but
                   subject to a       subject to a       subject to a       subject to a       subject to a
                   restriction of up  restriction of up  restriction of up  restriction of up  restriction of up
                   to 10% of total    to 25% of total    to 5% of net       to 10% of net      to 15% of net
                   assets.            assets.            assets.            assets.            assets.

NOTES TO TABLE
1. The Funds have no minimum quality standards for convertible securities, although they will not invest in defaulted securities. They also will not invest 20% or more of their assets in convertible securities rated below investment grade or in unrated convertible securities that the advisor considers to be below investment grade.
2. The Berger Small Cap Value Fund may invest in illiquid securities, but not restricted securities.
3. The Berger Balanced Fund may invest only in mortgage-backed securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in privately issued mortgage-backed or asset-backed securities that are rated AA/Aa (S&P/Moody's) or above.
4. The Funds may use futures, forwards and options only for hedging. Not more than 5% of a Fund's net assets may be used for initial margins for futures and premiums for options, although a Fund may have more at risk under these contracts than the initial margin or premium. However, a Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities which may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when a Fund "hedges" ~ uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default or become unable to pay its obligations when due.

CURRENCY RISK happens when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when a Fund's investments are converted to U.S. dollars.

EXTENSION RISK is the risk that, as interest rates rise, borrowers are less likely to refinance their mortgages or other debts. As a result, the principal on mortgage-backed or asset-backed securities may be paid later than expected, which could cause the value of the securities to go down.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. All of the Berger Funds are diversified funds, except the Berger Select Fund.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.
FOREIGN SECURITIES are issued by companies located outside of the United States. A Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date.

HEDGING RISK comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds.

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

LIQUIDITY RISK occurs when investments cannot be sold readily. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

MORTGAGE-BACKED SECURITIES are securities that represent interests in "pools" of mortgages or that are backed by mortgages where the interest and principal payments on the mortgages are "passed-through" to the security holder. Mortgage-backed securities may be issued or guaranteed by the U.S. government. They may also be privately issued and backed by U.S. government guaranteed securities or by private arrangements to make them more secure. ASSET-BACKED SECURITIES are similar, except backed by assets such as car loans or credit card receivables rather than mortgages.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their mortgages or other debts. As a result, the principal on mortgage-backed, asset-backed or certain other fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS occurs when a significant portion of a Fund's assets are invested in a relatively small number of related industries. The Funds will not concentrate more than 25% of their total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by each of the Funds investing primarily in small or mid-sized companies varies by Fund and appears in the description for those Funds under the heading "Principal Investment Strategies." In general, the smaller the company, the greater its risks.

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change which may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES may be taken when a Fund's investment manager believes they are warranted due to market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the Fund's investment restrictions, policies or normal investment emphasis.

TRANSACTION RISK means that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party which gives them the right but not the obligation to buy a particular security from you. A Fund will write call options only if it already owns the security (if it is "covered").

                             BUYING SHARES
-  Minimums:
-  Initial investment                                 $   2,000
-  Subsequent investments                             $      50
-  Automatic investment plan                          $      50

SEND NEW ACCOUNT
APPLICATIONS TO
The Berger Funds
P.O. Box 419958
Kansas City, MO 64141
OR FOR OVERNIGHT, CERTIFIED
OR REGISTERED MAIL ONLY
The Berger Funds
330 West 9th St., 1st Floor
Kansas City, MO 64105

                                                                                     BY AUTOMATIC INVESTMENT
         BY MAIL                   BY TELEPHONE              BY ONLINE ACCESS                  PLAN
     [ENVELOPE ICON]            [TELEPHONE ICON]             [COMPUTER ICON]             [CALENDAR ICON]
 Read this prospectus.       If you already have a       If you have established a   To automatically purchase
 Fill out the application    Berger Funds account, you   Berger Funds account with   more shares on a regular
 if you are opening a new    may purchase additional     electronic funds transfer   basis, fill out the Auto-
 account.                    shares by telephone         privileges you may pur-     matic Investment Plan
 Make out a check to         order.                      chase additional shares     section of the
 BERGER FUNDS for the        You must pay for them       via online access.          application.
 amount you want to          within three business       You will find us online     Investments are trans-
 invest.                     days by wire, electronic    at www.bergerfunds.com.     ferred automatically from
 Send the application and    funds transfer or                                       your bank account.
 a check to The Berger       overnight delivery of a                                 See details on the
 Funds in the envelope       check.                                                  application.
 provided.                   Call (800) 551-5849 for
 To add to an existing ac-   current wire or
 count, be sure to include   electronic funds transfer
 your account number on      instructions.
 your check and mail it to
 the appropriate address
 above.

                             All shareholders are automatically granted telephone and online transaction privileges unless they decline them explicitly in writing, either on the account application or by writing to The Berger Funds at the address above.
                             You may give up some level of security by choosing to buy and sell shares by telephone or online rather than by mail.

IMPORTANT NOTES
ABOUT PAYING FOR
YOUR SHARES

Your check must be made payable to BERGER FUNDS, or it will not be accepted.

You may NOT purchase shares by cash, credit card, third-party checks or checks drawn on foreign banks.
Telephone and online purchase orders may not exceed four times the value of an account on the date the order is placed. Shares previously bought by telephone or online access are included in calculating account size only if payment has been received for those shares.

Orders not paid for on time will be canceled and shares will be redeemed from your account to compensate for any decline in price of the shares canceled.

The Funds reserve the right to reject any order and to waive minimums or increase minimums following notice.

                                                  SELLING
                                              (REDEEMING)
                                                   SHARES

                                                                            BY SYSTEMATIC
       BY MAIL               BY TELEPHONE          BY ONLINE ACCESS        WITHDRAWAL PLAN
   [ENVELOPE ICON]        [TELEPHONE ICON]         [COMPUTER ICON]         [CALENDAR ICON]
 Send a written          Call (800) 551-5849.    You will find us        Shares may be
 request indicating                              online at               redeemed
 your account number                             www.bergerfunds.com.    automatically ($50
 and the dollar amount                                                   minimum) monthly,
 or number of shares                                                     quarterly,
 you are redeeming to                                                    semi-annually or
 the appropriate ad-                                                     annually.
 dress shown under                                                       A systematic
 "Buying Shares."                                                        withdrawal plan may
 Your request must be                                                    be established if you
 signed by each                                                          own shares in a Fund
 registered                                                              worth at least
 shareholder, with the                                                   $5,000.
 signature(s)                                                            Call (800) 551-5849
 appearing exactly as                                                    for more information
 they do on your                                                         and forms.
 account registration.
                         FOR LIMITATIONS ON TELEPHONE AND ONLINE
                         REDEMPTIONS SEE "SIGNATURE GUARANTEES /
                         SPECIAL DOCUMENTATION" BELOW.
                         TELEPHONE AND ONLINE REDEMPTIONS ARE NOT
                         AVAILABLE FOR SHARES HELD IN RETIREMENT
                         ACCOUNTS SPONSORED BY THE FUNDS.

IMPORTANT NOTES
ABOUT PAYMENT
FOR YOUR
REDEEMED SHARES

IN TIMES OF EXTREME ECONOMIC OR MARKET CONDITIONS, TRANSACTIONS BY TELEPHONE OR ONLINE MAY BE DIFFICULT.

Generally, payment for your redeemed shares will be sent to you within three business days after receipt of your redemption request in good order.

You may receive payment for redeemed shares via wire or electronic funds transfer. You may elect these services on the account application or send to the Berger Funds a written request providing your bank information with your signature guaranteed. (See "Signature Guarantees / Special Documentation" below.)

Wire and electronic funds transfers are subject to a $1,000 minimum and $100,000 maximum.

You will be charged $10 if you request a wire transfer. There is no charge for an electronic funds transfer.

A wire transfer will be sent the next business day after receipt of your order, and an electronic funds transfer will be sent the second business day after receipt of your order.

Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

                         INFORMATION ABOUT
                              YOUR ACCOUNT

EXCHANGING
SHARES
Shares of the Funds described in this prospectus may be exchanged for shares of any other Berger Fund or for shares in the Berger Cash Account Trust Portfolios (the Berger CAT Portfolios). The Berger CAT Portfolios are three separately managed, unaffiliated money market funds: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the Berger CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Associates. Berger Associates is compensated for administrative services it performs with respect to the Berger CAT Portfolios.

When exchanging shares:

- Each account must be registered identically ~ have the same signatures and addresses.

- Each Fund or Berger CAT Portfolio must be legally eligible for sale in your state of residence.

- You may exchange out of the Berger Funds up to four times per calendar year. At this time, there is no limit on the number of exchanges permitted out of the Berger CAT Portfolios.

- You may exchange by telephone, online access or mail.

- You are responsible for obtaining and reading the prospectus for the Fund or Berger CAT Portfolio into which you are exchanging.

- Exchanges result in the sale of one Fund's shares and the purchase of another, normally resulting in a taxable event for you.

- It may take one business day or more for your money from a redemption of Fund shares to be invested in a Berger CAT Portfolio.

- Exchanges into any new Fund or Berger CAT Portfolio are subject to that Fund's or Portfolio's initial and subsequent investment minimums.

--------------------------------------------------------------------------------

SIGNATURE
GUARANTEES/
SPECIAL
DOCUMENTATION
The Funds use Signature Guarantees to protect you and the Funds from possible fraudulent requests for redeemed shares. Your redemption request must be in writing and accompanied by a Signature Guarantee if:

- Your request exceeds $100,000.

- You request that payment be made to a name other than the one on your account registration.

- You request that payment be mailed to an address which has been changed within 30 days of your redemption request or to an address other than the one of record.

- You change or add information relating to your designated bank.

The Berger Funds reserve the right to require Signature Guarantees under other certain circumstances.

You can get a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. YOU CANNOT OBTAIN A SIGNATURE GUARANTEE FROM A NOTARY PUBLIC.

Make sure the Signature Guarantee appears:

- Together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

- On any share certificates you hold for the redeemed shares or on a separate statement of assignment (stock power) which may be obtained from a bank or broker.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, call (800) 551-5849 or write to The Berger Funds, P.O. Box 419958, Kansas City, MO 64141-6958.

--------------------------------------------------------------------------------

YOUR
SHARE
PRICE
The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for each Fund is determined by adding the value of that Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of that Fund's shares outstanding.
Each Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.
FOR A PURCHASE, REDEMPTION OR EXCHANGE OF FUND SHARES, YOUR PRICE IS THE SHARE PRICE NEXT CALCULATED AFTER YOUR REQUEST IS RECEIVED IN GOOD ORDER AND ACCEPTED BY THE

FUND, ITS AUTHORIZED AGENT OR DESIGNEE. TO RECEIVE A SPECIFIC DAY'S PRICE, YOUR REQUEST MUST BE RECEIVED BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON THAT DAY.

When the Funds calculate their share price, they value the securities they hold at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

A Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

--------------------------------------------------------------------------------

OTHER
INFORMATION
ABOUT YOUR
ACCOUNT

SECURITY CONSIDERATIONS
You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Funds use procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. The Funds, and their service providers, are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS
After any transaction, you will receive written confirmation including the share price and the dollar amount and number of shares bought or redeemed. Exception:
Shares purchased under Automatic Investment Plans or redeemed under Systematic Withdrawal Plans will be confirmed quarterly. Partial shares will be calculated to three decimal places.
SHARE CERTIFICATES
You may request and receive share certificates. However, unless specifically requested, your account will be maintained on a book-entry basis without issuing share certificates to represent your shares. If you decide to hold share certificates, you must endorse your certificates and send them back to the Berger Funds when you sell your shares.

PURCHASES THROUGH BROKER-DEALERS
You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for first-time or additional investments which are not applicable if you buy shares directly from the Funds.
THIRD PARTY ADMINISTRATORS
Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Funds through those companies. A Fund's advisor or a Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.
YEAR 2000 AND EURO READINESS
Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information with respect to the Year 2000. Similar adverse affects could result if computers do not properly process information based on the conversion to the Euro, the new currency of the European Union which took effect on January 1, 1999. The Funds' advisors are addressing these issues for their computers and are getting reasonable assurances from the Funds' other major service providers that they too are addressing these issues to preserve smooth functioning of the Funds' trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.
These computer problems could also adversely affect the Funds' investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. The Funds' investment managers consider these issues when evaluating investments for the Funds.

REDEMPTIONS IN-KIND
Each Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUNDS OF CERTAIN ACCOUNTS
To reduce their expenses, all Funds other than the Berger 100 Fund may involuntarily redeem the shares in your account if your balance drops below $2,000 ~ but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given 60 days' notice before a Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum. Existing shareholders of the following Funds have lower minimum balance requirements and must maintain these minimum balances to avoid involuntary redemption:

                                     IF YOUR SHARES WERE           YOUR MINIMUM  IF YOUR SHARES WERE           YOUR MINIMUM
FUND                                 PURCHASED BEFORE...     ACCOUNT BALANCE IS  PURCHASED BEFORE...     ACCOUNT BALANCE IS
Berger Growth and Income Fund            January 26, 1996                  $250     November 28, 1996                  $500
Berger Small Company Growth Fund         January 26, 1996                  $250     November 28, 1996                  $500
Berger New Generation Fund                                                          November 28, 1996                $1,000

--------------------------------------------------------------------------------

DISTRIBUTIONS
AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS
Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Funds generally make two different kinds of distributions:

- Capital gains from the sale of portfolio securities held by a fund. Each Fund will distribute any net realized capital gains annually, normally in December.

- Net investment income from interest or dividends received on securities held by a fund. The Funds will distribute their investment income as follows:

                                  DISTRIBUTIONS OF
  FUND                            NET INVESTMENT INCOME

  Berger Growth and Income Fund                                                      QUARTERLY
                                             (normally in March, June, September and December)

  Berger Balanced Fund                                                               QUARTERLY
                                             (normally in March, June, September and December)

  All other Berger Funds                                                              ANNUALLY
                                                                        (normally in December)

YOUR TAXES
You generally will owe tax on amounts distributed to you by the Funds whether you reinvest them in additional shares or receive them in cash. Distributions of gains from the sale of assets held by a Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Funds to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Berger Growth and Income Fund and the Berger Balanced Fund normally will also distribute net investment income, which is taxed as ordinary income. The other Berger Funds generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing their portfolios will be distributed to you.

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION
You should consult your own tax advisor about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED
RETIREMENT PLANS
The Funds offer several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing a Berger Funds IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call (800) 551-5849 or write to The Berger Funds, P.O. Box 419958, Kansas City, MO 64141-6958. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Funds at (800) 259-2820.

                              ORGANIZATION
                             OF THE BERGER

                              FUNDS FAMILY
--------------------------------------------------------------------------------

INVESTMENT
MANAGERS
The following companies provide day-to-day investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets.

BERGER ASSOCIATES, INC. (210 University Blvd., Suite 900, Denver, CO 80206) serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger Associates has been in the investment advisory business for over 20 years. When acting as investment advisor, Berger Associates is responsible for managing the investment operations of the Funds. Berger Associates also provides administrative services to the Funds.

BBOI WORLDWIDE LLC (210 University Blvd., Suite 700, Denver, CO 80206) was formed in 1996 as a joint venture between Berger Associates and Bank of Ireland Asset Management (U.S.) Limited (BIAM). As investment advisor, BBOI oversees, evaluates and monitors the investment advisory services provided by BIAM as sub-advisor.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED (BIAM) ((20 Horseneck Lane, Greenwich, CT 06830 (representative office); 26 Fitzwilliam Place, Dublin 2, Ireland (main office)) serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM manages the investments in the Berger/BIAM International Portfolio.

PERKINS, WOLF, MCDONNELL & COMPANY (PWM) (53 West Jackson Boulevard, Suite 818, Chicago, IL 60604) served as investment advisor to the Berger Small Cap Value Fund (then known as The Omni Investment Fund) from 1987 to February 1997, when PWM became the sub-advisor to the Fund. As sub-advisor, PWM manages the Fund's investment operations.

                           ADVISORY FEE
FUND                       PAID BY FUND               THE FUND'S INVESTMENT MANAGER
BERGER NEW GENERATION      0.90% paid to Berger       MARK S. SUNDERHUSE, Senior Vice President of Berger
FUND                       Associates                 Associates, is the investment manager of the Berger New
                                                      Generation Fund. Mr. Sunderhuse joined Berger Associates in
                                                      January 1998 and assumed management of the Fund in January
                                                      1999. Mr. Sunderhuse has more than 10 years of experience in the investment management industry.
BERGER SELECT FUND         0.75% paid to Berger       PATRICK S. ADAMS, Senior Vice President of Berger
                           Associates                 Associates, is the investment manager of the Berger Select
                                                      Fund. Mr. Adams joined Berger Associates in February 1997
                                                      and assumed management of the Fund at its inception in
                                                      December 1997. He has managed equity funds since 1985.
BERGER SMALL COMPANY       0.90% paid to Berger       AMY K. SELNER, Vice President of Berger Associates, is the
GROWTH FUND                Associates                 investment manager of the Berger Small Company Growth Fund.
                                                      Ms. Selner joined Berger Associates as a senior technology analyst in April 1996 and assumed management of the Fund in
                                                      November 1998. Ms. Selner has more than seven years of
                                                      experience in the investment industry.
BERGER SMALL CAP VALUE     0.90% paid to Berger       ROBERT H. PERKINS has been the investment manager for the
FUND                       Associates                 Berger Small Cap Value Fund since its inception in October
                                                      1987. Mr. Perkins has been an investment manager since 1970 and serves as President and a director of Perkins, Wolf,
                                                      McDonnell & Company. THOMAS PERKINS has been an investment manager since 1974 and joined PWM as a portfolio manager in
                                                      1998. Thomas Perkins assumed co-management of the Fund in
                                                      January 1999.
BERGER MID CAP GROWTH      0.75% paid to Berger       AMY K. SELNER assumed management of the Fund at its
FUND                       Associates(1)              inception in December 1997.
BERGER MID CAP VALUE FUND  0.75% paid to Berger       THOMAS M. PERKINS AND ROBERT H. PERKINS have served as co-
                           Associates                 investment managers of the Berger Mid Cap Value Fund since its inception in August 1998.
BERGER 100 FUND            0.75% paid to Berger       PATRICK S. ADAMS assumed management of the Fund in February
                           Associates                 1997.
BERGER/BIAM INTERNATIONAL  0.90% paid to BBOI         BIAM, using a team approach, has been the investment manager
FUND                       Worldwide(1)               for the Portfolio, in which the Fund is invested, since its inception in 1996. BIAM is the sub-advisor to the Portfolio and is part of Bank of Ireland's asset management group,
                                                      established in 1966. Most of the team of investment
                                                      professionals have been with the group for at least ten
                                                      years.
BERGER GROWTH AND INCOME   0.75% paid to Berger       TINO SELLITTO, Vice President of Berger, is the investment
FUND                       Associates                 manager of the Berger Growth and Income Fund. Mr. Sellitto joined Berger as a senior equity analyst in January 1998 and assumed management of the Fund in November 1998. Mr.
                                                      Sellitto has 4 years of experience in the investment
                                                      industry. Prior to that Mr. Sellitto served as an account
                                                      executive with an equipment distributor.
BERGER BALANCED FUND       0.70% paid to Berger       PATRICK S. ADAMS AND JOHN B. JARES, Vice President of Berger
                           Associates(1)              Associates, are co-investment managers of the Berger
                                                      Balanced Fund. Mr. Jares joined Berger Associates in May
                                                      1997. They assumed management of the Fund at its inception in September 1997. Mr. Jares has five years of experience in the investment management industry.

    1. After waivers, advisory fees paid were: Berger Mid Cap Growth Fund: .29%; Berger/BIAM International Fund: .87%; and Berger Balanced Fund: .63% for the fiscal year ended September 30, 1998.

PORTFOLIO TURNOVER
Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for a Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by a Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Funds and in higher net taxable gains for you as an investor. Each Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Berger Funds Family."

--------------------------------------------------------------------------------

12b-1
ARRANGEMENTS
The Funds are "no-load" funds, meaning that you pay no sales charge or commissions when you buy or sell Fund shares. However, each Fund has adopted a 12b-1 plan permitting it to pay a fee in connection with distribution of its shares. Berger Associates is entitled to be paid a fee under each plan of 0.25% of each Fund's average daily net assets. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).

--------------------------------------------------------------------------------

SPECIAL FUND
STRUCTURES

MULTI-CLASS
The Berger Small Cap Value Fund currently has two classes of shares. The Investor Shares offered in this prospectus are available to the general public. The other class of shares, Institutional Shares, are offered through a separate prospectus and are designed for investors who maintain a minimum account balance of $250,000. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Berger Small Cap Value Fund applies only to the Investor Shares. For more information on Institutional Shares, please call (800) 259-2820.

MASTER/FEEDER
The Berger/BIAM International Fund is organized as a "feeder" fund in a "master/feeder" structure. This means that the Fund's assets are all invested in a larger "master" portfolio of securities, the Berger/ BIAM International Portfolio, which has investment goals and policies identical to those of the Fund. The other feeders investing in the Portfolio are the International Equity Fund and the Berger/BIAM International CORE Fund, each of which has a minimum balance requirement of $1,000,000 and its own expenses so that share price, performance and distributions will differ among feeders. For more information on these feeders, please call (800) 259-2820.

The Fund may withdraw its investment in the Portfolio at any time, if the Trustees determine that it is in the best interests of the Fund to do so. In that event, the Fund might transfer to another master fund or hire its own investment advisor. A withdrawal could result in the Fund receiving an in-kind distribution of portfolio securities from the Portfolio. In that case, the Fund could incur brokerage, tax or other charges if it converted the securities to cash. In addition, an in-kind distribution could adversely affect the liquidity of the Fund.

For more information on multi-class and master/ feeder fund structures, see the SAI.

                      FINANCIAL HIGHLIGHTS
                            FOR THE BERGER
                              FUNDS FAMILY
The financial highlights will help you understand each Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. Except as otherwise noted, PricewaterhouseCoopers LLP, independent accountants, audited this information. Their reports are included in the Funds' annual report, which is available without charge upon request.
BERGER NEW GENERATION FUND
For a Share Outstanding Throughout the Periods Presented

                                                          Years Ended September 30,
                                               -----------------------------------------------
                                                            1998           1997        1996(1)
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $14.72         $11.82         $10.00
-----------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                               --          (0.13)          0.56
-----------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses)
      on investments and foreign currency
      transactions                                         (2.06)          3.64           1.26
-----------------------------------------------------------------------------------------------------
Total from investment operations                           (2.06)          3.51           1.82
-----------------------------------------------------------------------------------------------------

Less dividends and distributions
   Dividends (from net investment income)                     --          (0.61)            --
-----------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                         --           0.00             --
-----------------------------------------------------------------------------------------------------
Total dividends and distributions                             --          (0.61)            --
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                            $12.66         $14.72         $11.82
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Total Return(2)                                           (13.99)%        31.53%         18.20%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (in thousands)                $113,693       $190,164       $116,912
-----------------------------------------------------------------------------------------------------
Net expense ratio to average net assets(3)                  1.72%          1.89%          1.90%(4)
-----------------------------------------------------------------------------------------------------
Ratio of net income (loss) to average net
   assets                                                  (1.37)%        (1.51)%        12.35%(4)
-----------------------------------------------------------------------------------------------------
Gross expense ratio to average net assets                   1.72%          1.89%          2.09%(4)
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      243%           184%           474%(5)
-----------------------------------------------------------------------------------------------------

1. Period from March 29, 1996 (commencement of investment operations) to September 30, 1996.
2. Total return not annualized for periods of less than one full year.
3. Net expenses represent gross expenses reduced by fees waived by the Advisor.
4. Annualized.
5. Portfolio turnover was greater than anticipated during this period as a result of portfolio transactions undertaken in response to volatile markets and the short tax year for its initial period of operations.

                                                           FINANCIAL HIGHLIGHTS
                                                                 FOR THE BERGER
                                                                   FUNDS FAMILY

BERGER SELECT FUND
For a Share Outstanding Throughout the Periods Presented

                                                    PERIOD FROM DECEMBER 31,
                                                                     1997(1)
                                                       TO SEPTEMBER 30, 1998
-----------------------------------------------------------------------------------
Net asset value, beginning of period                              $10.00
-----------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                                     0.07
-----------------------------------------------------------------------------------
   Net realized and unrealized gains (losses)
     on investments and foreign currency
     transactions                                                   3.19
-----------------------------------------------------------------------------------
Total from investment operations                                    3.26
-----------------------------------------------------------------------------------

Less dividends and distributions
   Dividends (from net investment income)                             --
-----------------------------------------------------------------------------------
   Distributions (from capital gains)                                 --
-----------------------------------------------------------------------------------
Total dividends and distributions                                     --
-----------------------------------------------------------------------------------
Net asset value, end of period                                    $13.26
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Return(2)                                                    32.60%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (in thousands)                         $41,571
-----------------------------------------------------------------------------------
Ratio of net income (loss) to average net
   assets                                                           1.13%(3)
-----------------------------------------------------------------------------------
Gross expense ratio to average net assets                           1.48%(3)
-----------------------------------------------------------------------------------
Portfolio turnover rate                                             1486%(4)
-----------------------------------------------------------------------------------

1. Commencement of investment operations.
2. Total return not annualized for periods of less than one full year.
3. Annualized.
4. Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

BERGER SMALL COMPANY GROWTH FUND
For a Share Outstanding Throughout the Periods Presented

                                                                    Year Ended September 30,
                                              ---------------------------------------------------------------------
                                                          1998             1997        1996        1995     1994(1)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $5.33            $4.74       $3.61       $2.74       $2.50
--------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                             --            (0.05)      (0.03)      (0.02)         --
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains
      (losses) on investments and foreign
      currency transactions                              (1.24)            0.84        1.16        0.89        0.24
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (1.24)            0.79        1.13        0.87        0.24
--------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions
   Dividends (from net investment income)                   --               --          --          --(2)        --
--------------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                    (0.48)           (0.20)         --          --          --
--------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                        (0.48)           (0.20)         --          --          --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.61            $5.33       $4.74       $3.61       $2.74
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                         (24.70)%          17.68%      31.30%      31.90%       9.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (in thousands)              $561,741         $902,685    $871,467    $522,667    $211,852
--------------------------------------------------------------------------------------------------------------------------
Net expense ratio to average net assets(4)                1.48%            1.67%       1.68%       1.89%       2.10%(5)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net income (loss) to average net
   assets                                                (1.01)%          (1.09)%     (0.97)%     (0.74)%      0.32%(5)
--------------------------------------------------------------------------------------------------------------------------
Gross expense ratio to average net assets                 1.59%            1.67%       1.68%       1.89%       2.10%(5)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     97%             111%         91%        109%        108%
--------------------------------------------------------------------------------------------------------------------------

1. Period from December 30, 1993 (commencement of investment operations) to September 30, 1994. Other independent accountants audited this information.
2. Dividends from net investment income were less than $0.01 per share.
3. Total return not annualized for periods of less than one full year.
4. Net expenses represent gross expenses reduced by fees waived by the Advisor.
5. Annualized.

 FINANCIAL HIGHLIGHTS
 FOR THE BERGER
 FUNDS FAMILY

BERGER SMALL CAP VALUE FUND -- INVESTOR SHARES
For a Share Outstanding Throughout the Periods Presented

                                                                      PERIOD FROM
                                              YEAR ENDED     FEBRUARY 14, 1997(1)
                                      SEPTEMBER 30, 1998    TO SEPTEMBER 30, 1997
----------------------------------------------------------------------------------------
Net asset value, beginning of
   period                                    $22.28                 $17.24
----------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                0.42                   0.03
----------------------------------------------------------------------------------------
   Net realized and unrealized
      gains (losses) on investments
      and foreign currency
      transactions                            (2.58)                  5.01
----------------------------------------------------------------------------------------
Total from investment operations              (2.16)                  5.04
----------------------------------------------------------------------------------------
Less dividends and distributions
   Dividends (from net investment
      income)                                 (0.17)                    --
----------------------------------------------------------------------------------------
   Distributions (from capital
      gains)                                  (2.37)                    --
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total dividends and distributions             (2.54)                    --
----------------------------------------------------------------------------------------
Net asset value, end of period               $17.58                 $22.28
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Return(2)                              (10.98)%                29.23%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period (in
      thousands)                           $108,465                $55,211
----------------------------------------------------------------------------------------
   Ratio of net income (loss) to
      average net assets                       0.87%                  0.60%(3)
----------------------------------------------------------------------------------------
   Gross expense ratio to average
      net assets                               1.56%                  1.66%(3)
----------------------------------------------------------------------------------------
   Portfolio turnover rate                       69%                    81%
----------------------------------------------------------------------------------------

1. Commencement of investment operations for Investor Shares class.
2. Total return not annualized for periods of less than one full year.
3. Annualized.

                                                           FINANCIAL HIGHLIGHTS
                                                                 FOR THE BERGER
                                                                   FUNDS FAMILY

The following supplemental financial highlights are for the Berger Small Cap Value Fund for periods before February 14, 1997, when the Fund first adopted share classes and began offering the Investor Shares. Therefore, the 0.25% 12b-1 fee paid by the Investor Shares is not reflected in the data on the table.

Except for information for the period January 1, 1997, through February 14, 1997, the information in the table was audited by the Fund's prior independent accountants. The information for the period January 1, 1997, through February 14, 1997, is unaudited.

BERGER SMALL CAP VALUE FUND
SUPPLEMENTAL FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Periods Presented

                       PERIOD FROM
                        JANUARY 1,
                           1997 TO
                      FEBRUARY 14,                                   Years Ended December 31,
                           1997(2)   -----------------------------------------------------------------------------------------
                       (UNAUDITED)      1996     1995     1994      1993     1992     1991    1990      1989    1988   1987(1)
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Data:(3)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of
   period              $16.48         $14.57   $12.75   $13.99    $13.39   $11.39    $9.23  $12.19    $11.21  $10.06  $11.33
-----------------------------------------------------------------------------------------------------------------------------------
From investment
   operations
   Net investment
      income (loss)     (0.02)          0.12     0.09    (0.01)     0.03     0.09     0.14    0.28      0.23    0.24    0.21
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and
      unrealized
      gains (losses)
      on investments     0.78           3.62     3.23     0.91      2.14     2.14     2.16   (2.95)     2.71    1.77   (0.29)
-----------------------------------------------------------------------------------------------------------------------------------
Total from
   investment
   operations            0.76           3.74     3.32     0.90      2.17     2.23     2.30   (2.67)     2.94    2.01   (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
Less dividends and
   distributions
   Dividends (from
      net investment
      income)            0.00          (0.11)   (0.09)    0.00     (0.03)   (0.10)   (0.14)  (0.29)    (0.22)  (0.24)  (0.20)
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions
      (from capital
      gains)             0.00          (1.72)   (1.41)   (2.14)    (1.54)   (0.13)    0.00    0.00     (1.74)  (0.62)  (0.99)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and
   distributions         0.00          (1.83)   (1.50)   (2.14)    (1.57)   (0.23)   (0.14)  (0.29)    (1.96)  (0.86)  (1.19)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
   of period           $17.24         $16.48   $14.57   $12.75    $13.99   $13.39   $11.39   $9.23    $12.19  $11.21  $10.06
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(4)          4.61%         25.58%   26.07%    6.74%    16.25%   19.59%   25.01% (21.94)%   26.44%  20.09%  (0.68)%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental
   Data:
Net assets, end of
   period (in
   thousands)         $38,622        $36,041  $31,833  $18,270   $16,309  $14,007  $11,940  $9,839   $13,576  $9,976  $6,748
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net income
   (loss) to average
   net assets           (0.87)%(5)      0.69%    0.64%   (0.04)%    0.18%    0.73%    1.24%   2.34%     1.85%   2.33%   1.87%(5)
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses to
   average net
   assets                2.04%(5)       1.48%    1.64%    1.43%     1.31%    1.41%    1.52%   1.84%     1.78%   1.44%   1.69%(5)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
   rate                    27%            69%      90%     125%      108%     105%     130%    146%      118%    103%    189%
-----------------------------------------------------------------------------------------------------------------------------------

1. Covers the period from February 1, 1987 to December 31, 1987. Effective October 20, 1987, the Fund became publicly registered under the Investment Company Act of 1940. Prior thereto, its shares were not publicly offered.
2. Commencement of Investor Shares class.
3. All per share amounts prior to December 31, 1994 have been adjusted for a 10 for 1 share split which occured September 30, 1994.
4. Not annualized for periods of less than one full year.
5. Annualized.

 FINANCIAL HIGHLIGHTS
 FOR THE BERGER
 FUNDS FAMILY

BERGER MID CAP GROWTH FUND
For a Share Outstanding Throughout the Periods Presented

                                                   PERIOD FROM DECEMBER 31,
                                                                    1997(1)
                                                      TO SEPTEMBER 30, 1998
----------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00
----------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                                         --
----------------------------------------------------------------------------------
   Net realized and unrealized gains
      (losses) on investments and foreign
      currency transactions                                           0.93
----------------------------------------------------------------------------------
Total from investment operations                                      0.93
----------------------------------------------------------------------------------

Less dividends and distributions
   Dividends (from net investment income)                               --
----------------------------------------------------------------------------------
   Distributions (from capital gains)                                   --
----------------------------------------------------------------------------------
Total dividends and distributions                                       --
----------------------------------------------------------------------------------
Net asset value, end of period                                      $10.93
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Return(2)                                                       9.30%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (in thousands)                            $4,283
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Net expense ratio to average net assets(3)                            2.00%(4)
----------------------------------------------------------------------------------
Ratio of net income (loss) to average net
   assets                                                            (0.82)%(4)
----------------------------------------------------------------------------------
Gross expense ratio to average net assets                             2.46(4)
----------------------------------------------------------------------------------
Portfolio turnover rate                                                262%
----------------------------------------------------------------------------------

1. Commencement of investment operations.
2. Total return not annualized for periods of less than one full year.
3. Net expenses represent gross expenses reduced by fees waived by the Advisor.
4. Annualized.

BERGER MID CAP VALUE FUND
For a Share Outstanding Throughout the Periods Presented

                                                             FOR THE PERIOD
                                                    FROM AUGUST 12, 1998(1)
                                                      TO SEPTEMBER 30, 1998
----------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00
----------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                                       0.03
----------------------------------------------------------------------------------
   Net realized and unrealized gains
     (losses) on investments and foreign
     currency transactions                                           (0.70)
----------------------------------------------------------------------------------
Total from investment operations                                     (0.67)
----------------------------------------------------------------------------------

Less dividends and distributions
   Dividends (from net investment income)                               --
----------------------------------------------------------------------------------
   Distributions (from capital gains)                                   --
----------------------------------------------------------------------------------
Total dividends and distributions                                       --
----------------------------------------------------------------------------------
Net asset value, end of period                                       $9.33
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Return(2)                                                      (6.70)%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ratios/Supplemental Data:
----------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $19,710
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ratio of net income (loss) to average net
   assets                                                             2.30%(3)
----------------------------------------------------------------------------------
Gross expense ratio to average net assets                             1.68%(3)
----------------------------------------------------------------------------------
Portfolio turnover rate                                                 25%
----------------------------------------------------------------------------------

1. Commencement of investment operations.
2. Total return not annualized for periods of less than one full year.
3. Annualized.

                                                           FINANCIAL HIGHLIGHTS
                                                                 FOR THE BERGER
                                                                   FUNDS FAMILY

BERGER 100 FUND
For a Share Outstanding Throughout the Periods Presented

                                                                     Years Ended September 30,
                                               ----------------------------------------------------------------------
                                                           1998        1997(1)      1996(1)      1995(1)    1994(1,2)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $21.51         $19.64       $18.89       $15.96       $16.54
----------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                              --          (0.09)       (0.08)       (0.04)       (0.12)
----------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses)
      on investments and foreign currency
      transactions                                        (2.57)          4.73         1.76         2.97        (0.46)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (2.57)          4.64         1.68         2.93        (0.58)
----------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions
   Dividends (from net investment income)                    --             --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                     (6.95)         (2.77)       (0.93)          --           --
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         (6.95)         (2.77)       (0.93)          --           --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.99         $21.51       $19.64       $18.89       $15.96
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return                                             (16.08)%        26.50%        9.36%       18.36%       (3.51)%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $1,286,828     $1,889,048   $2,012,706   $2,205,678   $2,228,743
----------------------------------------------------------------------------------------------------------------------------
Net expense ratio to average net assets(3)                 1.38%          1.41%        1.42%        1.49%        1.70%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net income (loss) to average net
   assets                                                 (0.38)%        (0.40)%      (0.43)%      (0.28)%      (0.74)%
----------------------------------------------------------------------------------------------------------------------------
Gross expense ratio to average net assets                  1.38%          1.41%        1.42%        1.49%        1.95%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     280%           200%         122%         114%          64%
----------------------------------------------------------------------------------------------------------------------------

1. Per share calculations for the period were based on average shares outstanding.
2. Other independent accountants audited this information.
3. Net expenses represent gross expenses reduced by fees waived by the Advisor.

BERGER/BIAM INTERNATIONAL FUND
For a Share Outstanding Throughout the Periods Presented

                                                     YEAR ENDED
                                                  SEPTEMBER 30,          PERIOD FROM NOVEMBER 7, 1996(1)
                                                           1998                    TO SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 11.46                     $ 10.00
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                           0.74                        0.05
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses)
      on investments and foreign currency
      transactions                                       (1.70)                       1.41
---------------------------------------------------------------------------------------------------------------
Total from investment operations                         (0.96)                       1.46
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions
   Dividends (from net investment income)                (0.06)                         --
---------------------------------------------------------------------------------------------------------------
   Distributions (in excess of capital gains)            (0.38)                         --
---------------------------------------------------------------------------------------------------------------
Total dividends and distributions                        (0.44)                         --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 10.06                     $ 11.46
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Total Return(2)                                          (8.46)%                     14.60%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $16,515                     $18,673
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Net expense ratio to average net assets(3,4)              1.80%                       1.90%(5)
---------------------------------------------------------------------------------------------------------------
Ratio of net income (loss) to average net
   assets                                                 2.20%                       0.61%(5)
---------------------------------------------------------------------------------------------------------------
Gross expense ratio to average net assets(4)              1.83%                       1.99%(5)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                  17%                         17%
---------------------------------------------------------------------------------------------------------------

 1. Commencement of investment operations.
 2. Total return not annualized for periods of less than one full year.
 3. Net expenses represent gross expenses reduced by fees waived by the Advisor.
 4. Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's expenses.
 5. Annualized.
 6. Represents the portfolio turnover rate of the Portfolio. All of the investable assets of the Fund are invested in the Portfolio.

 FINANCIAL HIGHLIGHTS
 FOR THE BERGER
 FUNDS FAMILY

The following table is based on the historical financial statements of the pool of assets that was, in a practical sense, the predecessor to the Portfolio in which the Berger/BIAM International Fund is invested. The total return, expense ratios and per share data on the table have been adjusted to reflect the increase in Fund operating expenses that was expected to occur when the pool's assets were transferred to the Portfolio over the pool's actual operating expenses for each period shown.

The table covers the period from the beginning of the pool through October 11, 1996, when the pool's assets were transferred to the Portfolio. The pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, the pool's financial results might have been adversely affected.

INTERNATIONAL EQUITY POOL
ADJUSTED SELECTED DATA (UNAUDITED)
For a Share Outstanding Throughout The Periods Presented

                            PERIOD FROM                                                                         PERIOD FROM
                             JANUARY 1,                                                                            JULY 31,
                                1996 TO                        Year Ended December 31,                           1989(1) TO
                            OCTOBER 11,   -----------------------------------------------------------------    DECEMBER 31,
                                1996(2)       1995        1994       1993       1992       1991        1990            1989
--------------------------------------------------------------------------------------------------------------------------------
Per Share Data:(3)
Net asset value,
   beginning of period        $8.94         $7.52      $8.16       $5.98      $5.43      $4.80      $5.00        $4.11
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
From investment
   operations
   Net investment income
      (loss)                   0.11          0.12       0.06        0.10       0.08       0.08       0.06         0.02
--------------------------------------------------------------------------------------------------------------------------------
   Net realized and
      unrealized gain
      (loss) on
      investments              0.95          1.30      (0.70)       2.08       0.47       0.55      (0.26)        0.87
--------------------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                  1.06          1.42      (0.64)       2.18       0.55       0.63      (0.20)        0.89
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
   period                    $10.00         $8.94      $7.52       $8.16      $5.98      $5.43      $4.80        $5.00
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Return(3)               11.91%        18.78%     (7.80)%     36.38%     10.21%     13.18%     (4.11)%      21.80%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (in thousands)            $4,482        $5,662     $6,215      $5,495     $3,016     $2,364     $1,201         $916
--------------------------------------------------------------------------------------------------------------------------------
Net expense ratio to
   average net
   assets(3,4)                 1.78%(5)      1.78%      1.78%       1.78%      1.78%      1.78%      1.78%        1.78%(5)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net income
   (loss) to average net
   assets(3)                   1.11%(5)      1.03%      0.42%       0.92%      0.78%      1.26%      0.79%       (0.47)%(5)
--------------------------------------------------------------------------------------------------------------------------------
Gross expense ratio to
   average net assets(3)       1.83%(5)      1.83%      1.83%       1.83%      1.83%      1.83%      1.83%        1.83%(5)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate          30%           34%        62%         41%        36%        27%        31%         413%
--------------------------------------------------------------------------------------------------------------------------------

1. Commencement of operations of the pool.
2. Commencement of operations of the Portfolio in which the Fund is invested.
3. Adjusted to reflect the increase in expenses expected in operating the Fund, including the Fund's pro rata share of the Portfolio's expenses. Additionally, total return is not annualized for periods of less than one full year.
4. Net expenses represent gross expenses less fees that would have been waived by the Advisor of the Portfolio if the fee waiver in effect for the Portfolio had been in effect for the pool.
5. Annualized.

                                                           FINANCIAL HIGHLIGHTS
                                                                 FOR THE BERGER
                                                                   FUNDS FAMILY

BERGER GROWTH AND INCOME FUND
For a Share Outstanding Throughout the Periods Presented

                                                                    Years Ended September 30,
                                               -------------------------------------------------------------------
                                                           1998           1997        1996        1995     1994(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $16.72         $14.06      $12.89      $11.48      $11.27
-------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                            0.04           0.14        0.20        0.16        0.12
-------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses)
      on investments and foreign currency
      transactions                                        (0.30)          4.28        1.17        1.43        0.21
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (0.26)          4.42        1.37        1.59        0.33
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions
   Dividends (from net investment income)                 (0.03)         (0.13)      (0.20)      (0.18)      (0.12)
-------------------------------------------------------------------------------------------------------------------------
   Dividends (in excess of net investment
      income)                                             (0.01)            --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                     (2.82)         (1.63)         --          --          --
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         (2.86)         (1.76)      (0.20)      (0.18)      (0.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $13.60         $16.72      $14.06      $12.89      $11.48
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total Return                                              (1.60)%        34.56%      10.66%      14.05%       2.91%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $301,330       $357,023    $315,538    $354,396    $391,570
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net expense ratio to average net assets(2)                 1.44%          1.51%       1.56%       1.64%       1.81%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net income (loss) to average net
   assets                                                  0.25%          0.87%       1.39%       1.33%       1.19%
-------------------------------------------------------------------------------------------------------------------------
Gross expense ratio to average net assets                  1.44%          1.51%       1.56%       1.64%       2.06%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     417%(3)        173%        112%         85%         23%
-------------------------------------------------------------------------------------------------------------------------

1. Other independent accountants audited this information.
2. Net expenses represent gross expenses reduced by fees waived by the Advisor.
3. Portfolio turnover was greater than expected during this period due to higher than normal trading activity undertaken in response to market conditions that existed at that time.

BERGER BALANCED FUND
For a Share Outstanding Throughout the Periods Presented

                                                     YEAR ENDED
                                                  SEPTEMBER 30,
                                                        1998(1)
----------------------------------------------------------------------
Net asset value, beginning of period                 $10.00
----------------------------------------------------------------------
From investment operations
   Net investment income (loss)                        0.22
----------------------------------------------------------------------
   Net realized and unrealized gains (losses)
     on investments and foreign currency
     transactions                                      5.17
----------------------------------------------------------------------
Total from investment operations                       5.39
----------------------------------------------------------------------

Less dividends and distributions
   Dividends (from net investment income)             (0.21)
----------------------------------------------------------------------
   Distributions (from capital gains)                 (1.90)
----------------------------------------------------------------------
Total dividends and distributions                     (2.11)
----------------------------------------------------------------------
Net asset value, end of period                       $13.28
----------------------------------------------------------------------
----------------------------------------------------------------------
Total Return                                          56.77%
----------------------------------------------------------------------
----------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (in thousands)            $30,721
----------------------------------------------------------------------
----------------------------------------------------------------------
Net expense ratio to average net assets(2)             1.50%
----------------------------------------------------------------------
Ratio of net income (loss) to average net
   assets                                              1.81%
----------------------------------------------------------------------
Gross expense ratio to average net assets              1.57%
----------------------------------------------------------------------
Portfolio turnover rate                                 658%(3)
----------------------------------------------------------------------

1. The Fund had no financial highlights for the one day of operations during the period ended September 30, 1997.
2. Net expenses represent gross expenses reduced by fees waived by the Advisor.
3. Portfolio turnover was greater than expected during this period due to higher than normal trading activity undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

                    FOR MORE
                    INFORMATION
                    Additional          reference, which
                    information about   means that it is
                    the Funds'          considered to be
                    investments is      part of the
                    available in the    prospectus.                             Investment Company Act File
                    Funds' semi-annual  You can get free                        Numbers:
                    and annual reports  copies of the                           Berger Investment Portfolio
                    to shareholders.    annual and                              Trust      811-8046
                    The Funds' annual   semi-annual                             Berger New Generation Fund
                    report contains a   reports and the                         Berger Select Fund
                    discussion of the   SAI, request other  You can also        Berger Small Company Growth
                    market conditions   information or get  obtain copies by    Fund
                    and investment      answers to your     visiting the SEC's  Berger Mid Cap Growth Fund
                    strategies that     questions about     Public Reference    Berger Mid Cap Value Fund
                    affected the        the Funds by        Room in Washington  Berger Balanced Fund
                    Funds' performance  writing or calling  DC. For             Berger Omni Investment
                    over the past       the Funds at:       information on the  Trust         811-4273
                    year.               The Berger Funds    operation of the    Berger Small Cap Value Fund
                    You may wish to     P.O. Box 419958     Public Reference    -- Investor Shares
                    read the Statement  Kansas City, MO     Room, call (800)    The One Hundred Fund,
                    of Additional       64141-6958          SEC-0330. Copies    Inc.          811-1382
                    Information (SAI)   (800) 551-5849      of documents may    Berger 100 Fund
                    for more            www.bergerfunds.com also be obtained    Berger/BIAM Worldwide Funds
                    information on the  Text-only versions  by sending your     Trust   811-07669
                    Funds and the       of Fund documents   request and the     Berger/BIAM International
                    securities they     can be viewed       appropriate fee to  Fund
                    invest in.          online or           the SEC's Public    Berger One Hundred and One
                    The SAI is          downloaded from     Reference Section,  Fund, Inc. 811-1383
                    incorporated into   the SEC's web site  Washington, DC      Berger Growth and Income
[BERGER MOUNTAIN LOGO] this prospectus by at www.sec.gov.   20549-6009.         Fund

                             BERGER NEW GENERATION FUND
                   A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST

                                 BERGER SELECT FUND
                   A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST

                          BERGER SMALL COMPANY GROWTH FUND
                   A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST

                   BERGER SMALL CAP VALUE FUND - INVESTOR SHARES
                      A SERIES OF BERGER OMNI INVESTMENT TRUST

                             BERGER MID CAP GROWTH FUND
                   A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST

                             BERGER MID CAP VALUE FUND
                   A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST

                                  BERGER 100 FUND

                           BERGER/BIAM INTERNATIONAL FUND
                   A SERIES OF BERGER/BIAM WORLDWIDE FUNDS TRUST

                           BERGER GROWTH AND INCOME FUND

                                BERGER BALANCED FUND
                   A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST


                         STATEMENT OF ADDITIONAL INFORMATION
                        SHAREHOLDER SERVICES: 1-800-551-5849

          This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Funds listed above (the "Funds"), dated January 31, 1999, as it may be amended or supplemented from time to time, which may be obtained by writing the Funds at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-333-1001.

          The Funds are all "no-load" mutual funds, meaning that a buyer pays no commissions or sales charge when buying or redeeming shares of the Funds, although each Fund pays certain costs of distributing its shares. See "Section
5. Expenses of the Funds -- 12b-1 Plans" below. This SAI describes each of these Funds which have many features in common, but may have different investment objectives and different investment emphases.

          The financial statements of each of the Funds for the fiscal year ended September 30, 1998, and the related Report of Independent Accountants on those statements, are incorporated into this SAI by reference from the Funds' 1998 Annual Report to Shareholders dated September 30, 1998. A copy of that Annual Report is available, without charge, upon request, by calling 1-800-333-1001.



                               DATED JANUARY 31, 1999

                                  TABLE OF CONTENTS
                                          &
                            CROSS-REFERENCES TO PROSPECTUS


--------------------------------------------------------------------------------
 Section                                  Page  Cross-references to
                                          No.   Related Disclosures
                                                In Prospectus
--------------------------------------------------------------------------------
 Introduction                             1     Table of Contents
--------------------------------------------------------------------------------
 1. Portfolio Policies of the Funds       1     Berger Funds;
                                                Investment Techniques,
                                                Securities and the Associated
                                                Risks
--------------------------------------------------------------------------------
 2. Investment Restrictions               15    Berger Funds;
                                                Investment Techniques,
                                                Securities and the Associated
                                                Risks
--------------------------------------------------------------------------------
 3. Management of the Funds               22    Organization of the Berger
                                                Funds Family
--------------------------------------------------------------------------------
 4. Investment Advisor                    27    Organization of the Berger
                                                Funds Family
--------------------------------------------------------------------------------
 5. Expenses of the Funds                 33    Berger Funds;
                                                Organization of the Berger
                                                Funds Family; Financial
                                                Highlights for the Berger Funds
                                                Family
--------------------------------------------------------------------------------
 6. Brokerage Policy                      41    Organization of the Berger
                                                Funds Family
--------------------------------------------------------------------------------
 7. How to Purchase Shares in the Funds   45    Buying Shares; Exchanging
                                                Shares
--------------------------------------------------------------------------------
 8. How the Net Asset Value is            45    Your Share Price
 Determined
--------------------------------------------------------------------------------
 9. Income Dividends, Capital Gains       46    Distributions and Taxes
 Distributions and Tax Treatment
--------------------------------------------------------------------------------
 10. Suspension of Redemption Rights      48    Other Information About Your
                                                Account
--------------------------------------------------------------------------------
 11. Tax-Sheltered Retirement Plans       48    Tax-Sheltered Retirement Plans
--------------------------------------------------------------------------------
 12. Special Purchase and Exchange Plans  51    Exchanging Shares
--------------------------------------------------------------------------------
 13. Performance Information              52    Financial Highlights for the
                                                Berger Funds Family
--------------------------------------------------------------------------------
 14. Additional Information               55    Organization of the Berger
                                                Funds Family; Special Fund
                                                Structures
--------------------------------------------------------------------------------
 Financial Statements                     61    Financial Highlights
--------------------------------------------------------------------------------

                                     INTRODUCTION

          The Funds described in this SAI are all mutual funds, or open-end, management investment companies. All of the Funds are diversified funds, except the Berger Select Fund. See below under "Non-Diversification" in Section 1 for further information concerning the Berger Select Fund. Although each Fund is offering only its own shares and is not participating in the sale of the shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus or SAI concerning the other Funds.

1.        INVESTMENT STRATEGIES AND RISKS OF THE FUNDS

          The Prospectus describes the investment objective of each of the Funds and the principal investment policies and strategies used to achieve that objective. It also describes the principal risks of investing in each Fund.


          This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies. For the Berger/BIAM International Fund, the term "Fund" in this Section 1 should be read to mean the Berger/BIAM International Portfolio (the "Portfolio"), in which all the investable assets of the Fund are invested.

          COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, any of the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

          DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. None of the Funds will purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Funds will consider the security as rated in the higher category. If nonconvertible securities purchased by a Fund are downgraded to below investment grade following purchase, the directors or trustees of the Fund, in consultation with the Fund's advisor or sub-advisor, will determine what action, if any, is appropriate in light of
all relevant circumstances.   For a further discussion of debt security ratings,
see Appendix A to this SAI.

          Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by a Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by a Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.


          Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.


          CONVERTIBLE SECURITIES. The Funds may also purchase debt or equity securities which are convertible into common stock when the Fund's advisor or sub-advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's advisor or sub-advisor. The Funds have no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Funds will not invest in any security in default at the time of purchase, and each of the Funds will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by a Fund are downgraded following purchase, or if other circumstances cause 20% or more of a Fund's assets to be invested in convertible securities rated below investment grade, the directors or trustees of the Fund, in consultation with the Fund's advisor or sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI. Convertible securities will be included in the 25% of total assets the Berger Balanced Fund will keep in fixed-income senior securities. However, only that portion of their value attributable to their fixed-income characteristics will be used in calculating the 25%.

          ZEROS/STRIPS. Certain Funds may invest in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

          SECURITIES OF SMALLER COMPANIES. Each of the Funds may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

          SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. Each of the Funds may invest in securities of companies with limited operating histories. The Funds consider these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.


          INITIAL PUBLIC OFFERINGS. The Funds may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involve a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories" above. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, a Fund's advisor or sub-advisor might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss to the Fund.

     The advisor's or sub-advisor's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4 below. Under the IPO allocation procedures of Berger Associates, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any Fund or account whose assets are very large (such as the Berger 100 Fund) is not likely to participate in the allocation of many or any IPOs.


     FOREIGN SECURITIES. Each Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Funds' investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts
(GDRs).

     Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Funds. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries.

     There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing a Fund to experience losses or miss investment opportunities.

          Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. A Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, a Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

          For any Fund invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs). The Funds may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of a Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

          ILLIQUID AND RESTRICTED SECURITIES. Each of the Funds (except the Berger Small Cap Value Fund) is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. The Berger Small Cap Value Fund is authorized to invest in illiquid securities, but not in restricted securities. However, none of the Funds will purchase any such security, the purchase of which would cause the Fund to invest more than 15% (10% in the case of the Berger Small Cap Value Fund) of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% (10% in the case of the Berger Small Cap Value Fund) of a Fund's net assets to be invested in illiquid securities, the directors or trustees of that Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

          Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the directors or trustees, a Fund's advisor or sub-advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of a Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

          REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which a Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the directors or trustees will establish guidelines and standards for review by the investment advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund. None of the Funds will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's total assets would be invested in such repurchase agreements and other illiquid securities.

          These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating
the collateral.   For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Funds expect that these risks can be controlled through careful monitoring procedures.

          WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, none of the Funds currently intends to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in a Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

          When a Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

          LENDING OF PORTFOLIO SECURITIES. Certain Funds may lend their securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, each of those Funds will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

          Each of those Funds may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

          The Funds bear risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. None of the Funds will lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

          SHORT SALES. Each Fund (other than the Berger Small Cap Value Fund and the Berger/BIAM International Fund) currently is only permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). The Berger Small

Cap Value Fund and the Berger/BIAM International Fund are not permitted to engage in short sales at all.

          In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

          In the past, a Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price, but also wished to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has since eliminated the ability to defer recognition of gain or loss in short sales against the box and accordingly, it is not anticipated that any of the Funds will be engaging in these transactions unless there are further legislative changes.


          SPECIAL SITUATIONS. Each Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services which may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

          HEDGING TRANSACTIONS. Each Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of a Fund's securities or the price of securities that a Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures which may be established by the directors or trustees from time to time. In addition, none of the Funds is required to hedge. Decisions regarding hedging are subject to the advisor's or sub-advisor's judgment of the cost of the hedge, its potential effectiveness and other factors the advisor or sub-advisor considers pertinent.


          A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit a Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Fund, may exceed the premium received for the option. However, a Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by that Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

          The principal risks of a Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

          Following is additional information concerning the futures, forwards and options which the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Mid Cap Growth Fund, the Berger Mid Cap Value Fund, the Berger 100 Fund, the Berger Growth and Income Fund and the Berger Balanced Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, those Funds may only write call options that are covered and only up to 25% of the Fund's total assets.

          Currently, the Berger/BIAM International Fund is authorized to utilize only forward contracts for hedging purposes and is not permitted to utilize futures or options. Consequently, the following additional information should be read as applicable to that Fund only to the extent it discusses forwards. If the trustees ever authorize that Fund to utilize futures or options, such investments would be permitted solely for hedging purposes, and the Fund would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the Fund's advisor or sub-advisor may be required to obtain bank regulatory approval before that Fund engages in futures and options transactions.

          Currently, the Berger Small Cap Value Fund is authorized to utilize only options for hedging purposes and is not permitted to utilize futures or forwards. Consequently, the following additional information should be read as applicable to that Fund only to the extent it discusses options. If the trustees ever authorize that Fund to utilize futures or forwards, such investments would be permitted solely for hedging purposes, and the Fund would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options.

          FUTURES CONTRACTS.       Financial futures contracts are
exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

          Certain Funds may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. A Fund will incur brokerage fees when it buys or sells futures contracts.

          In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. A Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

          Where applicable, each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

          Although a Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

          The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows a Fund to maintain a defensive position without having to sell portfolio securities.

          Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a Fund still may not result in a successful use of futures.

          Futures contracts entail additional risks. Although a Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund utilizing futures contracts intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.
In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. Certain Funds may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and a Fund might buy a put option on a futures contract to hedge against a market decline.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received.
Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

          The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Funds authorized to utilize forward contracts currently intend that they will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although a Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Funds' objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the relevant Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts").
A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another limits that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

          A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a Fund's commitments with respect to such contracts.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. A Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when a Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, each Fund utilizing forward contracts intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

          OPTIONS ON SECURITIES AND SECURITIES INDICES. Certain Funds may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by a Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when a Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

          A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

          The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

          The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. If a Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

          An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          In addition, when a Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

          An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

          A Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. A Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

          An example of a hedging transaction using an index option would be if a Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Funds will generally invest may be imperfect, the Funds utilizing put options expect, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

          MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Berger Balanced Fund may invest in certain mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Asset-backed securities are similar, except that they are backed by assets other than mortgages, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards).

          The primary risk of any mortgage-backed or asset-backed security is the uncertainty of the timing of cash flows from the assets underlying the securities. See the subheading "Special Risks of Mortgage-Backed Securities" below for more information about prepayment and extension risks. Also, see the subheading "Asset-Backed Securities" below for more information about asset-backed securities.

          There are currently three basic types of mortgage-backed securities:
(i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.


          U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are backed by the "full faith and credit" of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States, but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so. Each of GNMA, FNMA and FHLMC guarantee timely distribution of interest to certificate holders. GNMA and FNMA also guarantee timely distribution of scheduled principal payments. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loans.


          COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. The Berger Balanced Fund may also invest in collateralized mortgage obligations (CMOs). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is referred to in this section as

Mortgage Assets). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U. S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The Fund may invest in CMOs issued by private entities only if the CMOs are rated at least investment grade (at least BBB by S&P or Baa by Moody's) or, if unrated, are determined to be of comparable quality.

          In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways.

          Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches may be higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

          The Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

          The Fund may not invest in "stripped" mortgage-backed securities (interest-only securities (IOs) or principal-only securities (POs)) or in mortgage-backed securities known as "inverse floaters."


          ADJUSTABLE RATE MORTGAGES. The Berger Balanced Fund may also invest in adjustable rate mortgage securities (ARMs), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs, like fixed rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate "index" such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the "margin," to the interest rate of the index. Investment in ARM securities allows the Fund to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

          PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, these securities generally are structured with one or more types of credit enhancement to make them more secure, which may be through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of those approaches. The Fund may invest in private mortgage pass-through securities only if they are rated AA/Aa (S&P/Moody's) or above.


          SPECIAL RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have certain different characteristics than traditional debt securities. As a result of the risks associated with these securities, the Fund could realize a loss by investing in them, regardless of their rating or their credit enhancement features.


          Among the major differences between mortgage-backed securities and traditional debt securities are that on mortgage-backed securities, interest and principal payments are made more frequently, usually monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time, usually without penalty. Changes in the rate of prepayments will generally affect the yield to maturity of the security. Moreover, when the holder of the security attempts to reinvest prepayments of principal and interest, it may receive a rate of interest which is higher or lower than the rate on the mortgage-backed securities originally held. To the extent that mortgage-backed securities are purchased at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income.


          Mortgage-backed securities, like all fixed-income securities, generally decrease in value as a result of increases in interest rates. In addition, although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

          Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, during a period of declining rates, the Fund is likely to have greater amounts to reinvest as a result of prepayments and is likely to have to reinvest those amounts at lower interest rates than during a period of rising interest rates. Mortgage-backed securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

          The Fund may invest in mortgage derivative securities, such as CMOs, the average life of which is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, the average weighted life of mortgage derivative securities may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

          The Fund's investments in mortgage derivative securities also subject the Fund to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.


          In addition, CMOs and other mortgage-backed securities issued by private entities are not U.S. government securities and are not guaranteed by any government agency, although the pool of securities underlying a privately issued mortgage-backed security may be subject to a guarantee. Therefore, if the collateral securing a privately issued mortgage-backed security held by the Fund, in addition to any third party credit support or guarantees, is insufficient to make payment, the Fund could sustain a loss on its investment in that security. However, as stated above, the Fund will invest in CMOs and other mortgage-backed securities issued by private entities only if they are rated AA/Aa (S&P/Moody's) or above.


          ASSET-BACKED SECURITIES. The Berger Balanced Fund may also invest in asset-backed securities. Asset-backed securities are securities that represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and are subject to many of the same risks. See the subheading "Special Risks of Mortgage-Backed Securities" above for a discussion of those risks. In addition, asset-backed securities involve certain risks that are not posed by mortgage-backed securities, since asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

          New instruments and variations of existing mortgage-backed securities and asset-backed securities continue to be developed. The Fund may invest in any such instruments or variations as may be developed, to the extent consistent with its investment objective and policies and applicable legal requirements.

          TEMPORARY DEFENSIVE MEASURES. Each of the Funds (except the Berger/BIAM International Fund) may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its advisor or sub-advisor believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, a Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

          NON-DIVERSIFICATION. The Berger Select Fund is classified as a "non-diversified" Fund under the Investment Company Act of 1940, which means that the Fund is not limited by that Act in the proportion of its assets that it may invest in the securities of a single issuer. The Fund's net asset value may be more volatile than that of a more-widely diversified fund because the Fund invests more of its assets in a smaller number of issuers. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence, and the gains or losses on a single stock will have a greater impact on the Fund's net asset value.

          However, the Fund intends to conduct its operations so as to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code, which will generally relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. See Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment below. To qualify as a regulated investment company, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. government securities.

          PORTFOLIO TURNOVER. The portfolio turnover rates of each of the Funds are shown in the Financial Highlights tables included in the Prospectus. The annual portfolio turnover rates of some of the Funds at times have exceeded 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. The Funds anticipate that their portfolio turnover rates in future years may exceed 100%, and investment changes will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover for all the Funds may increase as a result of large amounts of purchases and redemptions of shares of the Funds due to economic, market or other factors that are not within the control of management.

          Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Funds. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of a Fund, although sales of certain stocks will lead to realization of gains, and, possibly, increased taxable distributions to shareholders. The Funds' brokerage policy is discussed further below under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.        INVESTMENT RESTRICTIONS


          As indicated in the Prospectus, the investment objective of each of the Funds is as follows:

--------------------------------------------------------------------------------
               FUND                              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
 Berger New Generation Fund                       capital appreciation
--------------------------------------------------------------------------------
 Berger Select Fund                               capital appreciation
--------------------------------------------------------------------------------
 Berger Small Company Growth Fund                 capital appreciation
--------------------------------------------------------------------------------
 Berger Small Cap Value Fund                      capital appreciation
--------------------------------------------------------------------------------


                                         -19-

--------------------------------------------------------------------------------
 Berger Mid Cap Growth Fund                       capital appreciation
--------------------------------------------------------------------------------
 Berger Mid Cap Value Fund                        capital appreciation
--------------------------------------------------------------------------------
 Berger 100 Fund                             long-term capital appreciation
--------------------------------------------------------------------------------
 Berger/BIAM International Fund              long-term capital appreciation
--------------------------------------------------------------------------------
 Berger Growth and Income Fund                primary investment objective:
                                                  capital appreciation
                                             secondary investment objective:
                                            moderate level of current income
--------------------------------------------------------------------------------
 Berger Balanced Fund                           capital appreciation and
                                                     current income
--------------------------------------------------------------------------------



          The investment objective of the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Small Cap Value Fund, the Berger Mid Cap Growth Fund, the Berger Mid Cap Value Fund, the Berger 100 Fund, the Berger/BIAM International Fund and the Berger Balanced Fund, and the primary investment objective of the Berger Growth and Income Fund, are considered fundamental, meaning that they cannot be changed without a shareholders' vote. The secondary investment objective of the Berger Growth and Income Fund is not considered fundamental, and therefore may be changed in the future by action of the directors without shareholder vote. However, the Berger Growth and Income Fund will not change its secondary investment objective without giving its shareholders such notice as may be required by law. If the Berger Growth and Income Fund changes its secondary investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that any of the Funds' investment objectives will be realized.


          Each Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without a shareholder vote. The principal policies and strategies used by the Funds are described in the Prospectus.

          In addition, each Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the directors or trustees without shareholder vote.


BERGER NEW GENERATION FUND, BERGER SELECT FUND, BERGER SMALL COMPANY GROWTH FUND-Registered Trademark-, BERGER MID CAP GROWTH FUND, THE BERGER MID CAP VALUE FUND AND BERGER BALANCED FUND

          Except as noted, the following fundamental restrictions apply to each of the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Mid Cap Growth Fund, the Berger Mid Cap Value Fund and the Berger Balanced Fund. The Fund may not:

          1. ( Does not apply to the Berger Select Fund) With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

          2. Invest in any one industry (other than U.S. government securities) 25% or more (more than 25%, in the case of the Berger Small Company Growth Fund) of the value of its total assets at the time of such investment.

          3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

          4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

          5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

          In applying the industry concentration investment restriction (no. 2 above), each Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Berger Small Company Growth Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

          The trustees have adopted additional non-fundamental investment restrictions for the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Mid Cap Growth Fund, the Berger Mid Cap Value Fund and the Berger Balanced Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

          1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

          2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

          3. The Fund may not invest in companies for the purposes of exercising control of management.

          4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

          5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

          6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

BERGER SMALL CAP VALUE FUND

          The following fundamental restrictions apply to the Berger Small Cap Value Fund. The Fund may not:

          1. Issue senior securities as defined in the Investment Company Act of 1940.

          2. Invest in companies for the purpose of acquiring control or management thereof.

          3. Invest or hold securities of any issuer if the officers and trustees of the Fund and its advisor own individually more than one-half (1/2) of 1% of the securities of such issuer or together own more than 5% of the securities of such issuer.

          4. Invest in other investment companies, except in connection with a plan of merger, consolidation, reorganization or acquisition of assets, or in the open market involving no commission or profit to a sponsor or dealer (other than a customary broker's commission).

          5. Participate on a joint or joint and several basis in any trading account in securities.

          6. Purchase securities of any company with a record of less than three (3) years continuous operation (including that of predecessors) if such purchase would cause the cost of the Fund's investments in all such companies to exceed 5% of the Fund's total assets.


          7. Invest in securities (except those of the U.S. government or its agencies) of any issuer if immediately thereafter the Fund would then own more than 10% of that issuer's voting securities.

          8. Loan cash or portfolio securities, except in connection with the acquisition of debt securities which the Fund's investment policies and restrictions permit it to purchase.

          9. Borrow money in excess of 5% of the value of its assets and, then, only as a temporary measure for extraordinary or emergency purposes.

          10. Pledge, mortgage or hypothecate any of its assets to secure a debt.

          11. Purchase or sell real estate or any other interests in real estate (including real estate limited partnership interests).

          12.  Purchase securities on margin or sell short.

          13.  Invest in commodities or commodity contracts.

          14. Act as an underwriter of securities of other issuers or invest in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933 ("Restricted Securities").

          15. Invest more than 10% of the value of its net assets in illiquid securities, including Restricted Securities, securities which are not readily marketable, repurchase agreements maturing in more than seven (7) days, written over-the-counter ("OTC") options and securities used as cover for written OTC options.

          16.  Invest in oil, gas or mineral leases.

          17. Invest more than 5% of the value of its net assets in warrants or more than 2% of its net assets in warrants that are not listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System.

          18. Invest more than 25% of the value of its assets, at the time of purchase, in securities of companies principally engaged in a particular industry, although the Fund may as a temporary defensive measure invest up to 100% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies.

          19. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

          In applying the Fund's industry concentration restriction (number (18) above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

          The trustees have adopted additional non-fundamental investment restrictions for the Berger Small Cap Value Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

          1. Only for the purpose of hedging, the Fund may purchase and sell put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in premiums for options. The Fund may only write call options that are covered and only up to 10% of the Fund's net assets.

          2. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

          Investment restrictions that involve a maximum percentage of securities or assets will not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Berger Small Cap Value Fund.

BERGER 100 FUND-Registered Trademark- AND BERGER GROWTH AND INCOME FUND

          The following fundamental restrictions apply to each of the Berger 100 Fund and the Berger Growth and Income Fund. The Fund may not:

          1. Purchase the securities of any one issuer (except U.S. Government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities or of any class of securities of such issuer.

          2. Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets.

          3. Invest in any one industry more than 25% of the value of its total assets at the time of such investment.

          4. Make loans, except that the Fund may enter into repurchase agreements in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

          5. Borrow in excess of 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes). This limitation shall not prohibit or restrict short sales or deposits of assets to margin or guarantee positions in futures, options or forward contracts, or the segregation of assets in connection with any of such transactions.

          6. Purchase or retain the securities of any issuer if those officers and directors of the Fund or its investment advisor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

          7. Purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

          8. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security) or invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except, only for the purpose of hedging, (i) financial futures transactions, including futures contracts on securities, securities indices and foreign currencies, and options on any such futures, (ii) forward foreign currency exchange contracts and other forward commitments and (iii) securities index put or call options.

          9. Participate on a joint or joint and several basis in any securities trading account.

          10. Invest in companies for the purposes of exercising control of management.

          In applying the industry concentration investment restriction (no. 3 above), the Funds use the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, each Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

          The directors have adopted additional non-fundamental investment restrictions for the Berger 100 Fund and the Berger Growth and Income Fund. These limitations may be changed by the directors without a shareholder vote. The non-fundamental investment restrictions include the following:

          1. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

          2. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

          3. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

          4. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

BERGER/BIAM INTERNATIONAL FUND

          The Fund has adopted the investment policy that it may, notwithstanding any other fundamental or non-fundamental investment policy or restriction, invest all of its investable assets in the securities of another open-end investment company or series thereof with substantially the same investment objective, policies and limitations as the Fund. This arrangement is commonly referred to as a master/feeder.

          All other fundamental and non-fundamental investment policies and restrictions of the Berger/BIAM International Fund and the Berger/BIAM International Portfolio (the "Portfolio") are identical. Therefore, although the following investment restrictions refer to the Portfolio, they apply equally to the Fund.

          The Portfolio has adopted certain fundamental restrictions on its investments and other activities, and none of these restrictions may be changed without the approval of (i) 67% or more of the voting securities of the Portfolio present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders.

          The following fundamental restrictions apply to the Portfolio. The Portfolio may not:

          1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

          2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

          3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Portfolio's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Portfolio's total assets taken at market value. When borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase portfolio securities.

          4. Act as a securities underwriter (except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

          5. Make loans, except that the Portfolio may enter into repurchase agreements and may lend portfolio securities in accordance with the Portfolio's investment policies. The Portfolio does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

          In applying the industry concentration investment restriction (no. 2 above), the Portfolio uses the industry groups designated by the Financial Times World Index Service.

          The trustees have adopted additional non-fundamental investment restrictions for the Portfolio. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

          1. With respect to 100% of the Portfolio's total assets, the Portfolio may not purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase
(a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

          2. The Portfolio may not purchase securities on margin from a broker or dealer, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the Portfolio from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

          3. The Portfolio may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

          4. The Portfolio may not invest in companies for the purposes of exercising control of management.

          5. The Portfolio may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Portfolio, taken at market value at the time of purchase would be invested in such securities.

          6. The Portfolio may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Portfolio may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Portfolio's assets.

          7. The Portfolio may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.

3.        MANAGEMENT OF THE FUNDS

          Each Fund is supervised by a board of directors or trustees who are responsible for major decisions about the Funds' policies and overall Fund oversight. Each Fund's board hires the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian.

          The directors or trustees and executive officers of each of the Funds are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.

   MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT
     59717, DOB: 1937. Since 1994, Dean, and from 1989 to 1994, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*  GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver, CO  80206,
     DOB: 1942. President and a director of Berger 100 Fund and Berger Growth and Income Fund, and President and a trustee of Berger Investment Portfolio Trust and Berger Omni Investment Trust, since February 1997. President and a trustee of Berger/BIAM Worldwide Portfolios Trust and Berger/BIAM Worldwide Funds Trust since their inception in May 1996. President and a trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director since April 1995 of Berger Associates, Inc. Member and Chairman of the Board of Managers and Co-Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. President and a director of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc., since February 1998. Formerly, a Vice President of DST Systems, Inc. (data processing) from July 1995 to February 1998; President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995; and

     Chief Operating Officer of SunAmerica Asset Management Co. (money management) from January 1990 to February 1992.

   DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, DOB: 1928.
     President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*  WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO  80206,
     DOB: 1925. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Trustee of Berger Omni Investment Trust since February 1997. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates.

   LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, DOB: 1925.  President,
     Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

   KATHERINE A. CATTANACH, 672 South Gaylord, Denver, CO 80209, DOB: 1945.
     Managing Principal, Sovereign Financial Services, Inc. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

* DENIS CURRAN, 20 Horseneck Lane, Greenwich, CT 06830, DOB: 1947. President and a director since December 1994, and Senior Vice President and a director from September 1991 to December 1994, of Bank of Ireland Asset Management (U.S.) Limited (investment advisory firm). Member of the Board of Managers and Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since November 1996.

   PAUL R. KNAPP, 33 North LaSalle Street, Suite 1900, Chicago, IL 60602, DOB:
     1945. Since 1991, Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions). Since September 1997, President, Chief Executive Officer and a director of DST Catalyst, Inc. (international financial markets consulting, software and computer services company). Director (since February 1998) and a Vice President (February 1998 - November 1998) of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc. Previously (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger

     Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

   HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO  80202, DOB:
     1933. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.


   WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, DOB: 1928.
     President, Santa Clara LLC (privately owned agriculture company). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.


*  PATRICK S. ADAMS, 210 University Boulevard, Suite 900, Denver, CO  80206,
     DOB: 1960. Executive Vice President and portfolio manager of the Berger 100 Fund and Executive Vice President and co-portfolio manager of the Berger Growth and Income Fund since February 1997. President and portfolio manager of the Berger Select Fund since November 1997. President and portfolio manager of the Berger IPT - 100 Fund and President and co-portfolio manager of the Berger IPT - Growth and Income Fund since February 1997. President and co-portfolio manager of the Berger Balanced Fund since its inception in August 1997. Senior Vice President of Berger Associates since February 1997. Formerly, Senior Vice President from June 1996 to January 1997 with Zurich Kemper Investments, Inc.; Portfolio Manager from March 1993 to May 1996 with Founders Asset Management, Inc.; research analyst and portfolio manager from January 1990 to January 1992 and Senior Portfolio Manager/Senior Analyst from January 1992 to February 1993 with First of America Investment Corp.; and Portfolio Manager from August 1985 to December 1989 with Capital Management Group - Star Bank.

*  JOHN B. JARES, 210 University Boulevard, Suite 900, Denver, CO  80206, DOB:
     1966. Vice President and co-portfolio manager of the Berger Balanced Fund since its inception in August 1997. Vice President (since October 1997) and Portfolio Manager (May 1997 to October 1997) with Berger Associates. Formerly, Research Analyst (February 1994 to December 1996) and Co-Lead Portfolio Manager (January 1997 to May 1997) with Founders Asset Management, Inc., and Research Associate with Lipper Analytical Services, Inc. from October 1992 to February 1994.

* ANTHONY (TINO) R. SELLITTO III, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB: 1964. Vice President and portfolio manager of the Berger Growth and Income Fund and the Berger IPT - Growth and Income Fund since November 1998. Vice President (since September 1998) and senior equity analyst (January 1998 to September 1998) with Berger Associates. Formerly, Vice President and Assistant Portfolio Manager at Crestone Capital Management, Inc. (August 1995 to January 1998), Portfolio Manager at Hawaiian Trust Company (September 1994 to August 1995) and Account Executive at W.W. Grainger Inc. (distributor of industrial equipment) (October 1991 to September 1994).


*  AMY K. SELNER, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB:
     1968. Vice President and portfolio manager of the Berger Mid Cap Growth Fund since its inception in December 1997. Vice President and portfolio manager of the Berger Small Company Growth Fund and the Berger IPT - Small Company Growth Fund since November 1998. Vice President (since December
     1997) and senior research analyst (April 1996 through December 1997) with Berger Associates. Formerly, Assistant Portfolio

     Manager and Research Analyst with INVESCO Trust Company from March 1991 through March 1996.


*  MARK S. SUNDERHUSE, 210 University Boulevard, Suite 900, Denver, CO 80206,
     DOB: 1961. Portfolio manager of the Berger New Generation Fund since January 1999. Senior Vice President (since January 1998) and portfolio manager (since January 1999) with Berger Associates. Formerly, Senior Vice President and Assistant Portfolio Manager with Crestone Capital Management, Inc. (from January 1991 through January 1998); Investment Officer with United Bank of Denver (from April 1989 through January 1991); and officer and registered representative with Boettcher & Company, Inc. (investment banking) (from May 1985 through April 1989).

*  JANICE M. TEAGUE, 210 University Boulevard, Suite 900, Denver, CO  80206,
     DOB: 1954. Vice President and Secretary (since November 1998) and Assistant Secretary (September 1996 to November 1998) of the Berger Funds. Vice President (since October 1997), Secretary (since November 1998) and Assistant Secretary (September 1996 through November 1998) with Berger
     Associates.   Vice President and Secretary with Berger Distributors, Inc., since August 1998. Formerly, self-employed as a business consultant from June 1995 through September 1996, Secretary of the Janus Funds from January 1990 to May 1995 and Assistant Secretary of Janus Capital Corporation from October 1989 to May 1995.


*  DAVID J. SCHULTZ, 210 University Boulevard, Suite 900, Denver, CO  80206,
     DOB: 1950. Vice President and Treasurer (since November 1998) and Assistant Treasurer (September 1996 to November 1998) of the Berger Funds. Vice President (since February 1997) and Controller (since August 1994) with Berger Associates. Chief Financial Officer and Treasurer (since May
     1996), Assistant Secretary (since August 1998) and Secretary (May 1996 to August 1998) with Berger Distributors, Inc. Formerly, Partner with Smith, Brock & Gwinn (accounting firm) from January 1984 to August 1994.

*  BRIAN S. FERRIE, 210 University Boulevard, Suite 900, Denver, CO  80206, DOB:
     1958. Vice President of the Berger Funds since November 1998.   Vice
     President (since February 1997) and Chief Compliance Officer (since August
     1994) with Berger Associates. Chief Compliance Officer with Berger Distributors, Inc., since May 1996. Formerly, Compliance Officer with United Services Advisor, Inc., from January 1988 to July 1994, and Director of Internal Audit of United Services Funds from January 1987 to July 1994.

*  JOHN PAGANELLI, 210 University Boulevard, Suite 900, Denver, CO  80206, DOB:
     1967. Assistant Treasurer of the Berger Funds since November 1998. Vice President (since November 1998) and Manager of Accounting (January 1997
     through November 1998) with Berger Associates.   Formerly, manager of
     Accounting (December 1994 through October 1996) and Senior Accountant (November 1991 through December 1994) with Palmeri Fund Administrators, Inc.
----------------

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' advisors or sub-advisors.

          The directors or trustees of the Funds have adopted a director/trustee retirement age of 75 years.

DIRECTOR/TRUSTEE COMPENSATION

          The officers of the Funds received no compensation from the Funds during the fiscal year ended September 30, 1998. However, directors and trustees of the Funds who are not "interested persons" of the Funds or their advisors or sub-advisors are compensated for their services according to a fee schedule, allocated among the Funds. Neither the officers of the Funds nor the directors or trustees receive any form of pension or retirement benefit compensation from the Funds.

          The following table sets forth information regarding compensation paid or accrued during the fiscal year ended September 30, 1998, for each director or trustee of the Funds:


------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
  NAME AND POSITION                                          AGGREGATE COMPENSATION FROM
 WITH BERGER FUNDS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         BERGER     Berger   BERGER    BERGER   Berger   Berger   BERGER     BERGER/     BERGER   BERGER      ALL
                           NEW      Select    SMALL    SMALL   Mid Cap  Mid Cap     100       BIAM       GROWTH  BALANCED   BERGER
                       GENERATION  Fund(1)   COMPANY    CAP     Growth   Value     FUND    INTERNATIO     AND      FUND    FUNDS(4)
                          FUND               GROWTH    VALUE   Fund(1)  Fund(2)                NAL       INCOME
                                              FUND      FUND                                 FUND(3)      FUND
------------------------------------------------------------------------------------------------------------------------------------
 Dennis E.               $1,852      $266    $10,808   $2,317    $36      $360    $24,043    $2,378      $4,691    $337     $47,000
 Baldwin(5)
------------------------------------------------------------------------------------------------------------------------------------
 William M.B.            $    0     $   0    $     0  $     0   $   0    $   0     $   0      $   0      $   0     $   0    $     0
 Berger(5),(6)
------------------------------------------------------------------------------------------------------------------------------------
 Louis R. Bindner(5)     $1,828      $266    $10,663   $2,296    $36      $360    $23,722    $2,357      $4,629    $334     $46,400
------------------------------------------------------------------------------------------------------------------------------------
 Katherine A.            $1,852      $266    $10,808   $2,317    $36      $360    $24,043    $2,378      $4,691    $337     $47,000
 Cattanach(5)
------------------------------------------------------------------------------------------------------------------------------------
 Lucy Black               $334      $   0    $1,982     $294    $   0    $   0    $4,380      $277        $848      $41     $8,200
 Creighton(5),(9)
------------------------------------------------------------------------------------------------------------------------------------
 Denis Curran(7)           N/A       N/A       N/A      N/A      N/A      N/A       N/A       $   0       N/A       N/A      $   0
------------------------------------------------------------------------------------------------------------------------------------
 Paul R. Knapp(5)        $1,852      $266    $10,808   $2,317    $36      $360    $24,043    $2,378      $4,691    $337     $47,000
------------------------------------------------------------------------------------------------------------------------------------
 Gerard M.                $   0     $   0     $   0    $   0    $   0    $   0     $   0      $   0      $   0     $   0     $   0
 Lavin(5),(6),(7),(8)
------------------------------------------------------------------------------------------------------------------------------------
 Harry T. Lewis(5)       $1,852      $266    $10,808   $2,317    $36      $360    $24,043    $2,378      $4,691    $337     $47,000
------------------------------------------------------------------------------------------------------------------------------------
 Michael Owen(5)         $2,246      $323    $13,107   $2,810    $44      $440    $29,158    $2,884      $5,689    $408     $57,000
------------------------------------------------------------------------------------------------------------------------------------
 William Sinclaire(5)    $1,828      $266    $10,663   $2,296    $36      $360    $23,772    $2,357      $4,629    $334     $46,400
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO TABLE

(1) Covers the period December 31, 1997 (date operations commenced) through September 30, 1998.

(2) The Berger Mid Cap Value Fund did not commence operations until August 12, 1998. Figures are estimates for the Fund's first year of operations.

(3) Comprised of the portion of the trustee compensation paid by Berger/BIAM Worldwide Portfolios to its trustees and allocated to the Fund.

(4) Includes the Berger 100 Fund, the Berger Growth and Income Fund, the Berger Investment Portfolio Trust (including the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Balanced Fund, the Berger Select Fund and the Berger Mid Cap Growth Fund), the Berger Institutional Products Trust (four series), the Berger/BIAM Worldwide Funds Trust (three series, including the Berger/BIAM International Fund), the Berger/BIAM Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (including the Berger Small Cap Value Fund). Aggregate compensation figures do not include first-year estimates for the Berger Mid Cap Value Fund. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $36,100; Louis
R. Bindner $3,638; Katherine A. Cattanach $45,202; Lucy Black Creighton $6,280; Michael Owen $10,276; William Sinclaire $14,898.

(5) Director of Berger 100 Fund and Berger Growth and Income Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(6)       Interested person of Berger Associates.

(7) Interested person of BBOI Worldwide LLC. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(8) President of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(9)       Resigned as a director and trustee effective November 1997.

          Directors or trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by each of the Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the director or trustee for this purpose. Pursuant to an SEC exemptive order, the Funds are permitted to purchase shares of the designated funds in order to offset their obligation to the directors/trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. A Fund's obligation to make payments of deferred fees under the plan is a general obligation of the Fund.


          As of January 14, 1999, the officers and directors/trustees of the Funds as a group owned of record or beneficially approximately 3.32% of the Berger Mid Cap Growth Fund, approximately 1.33% of the Berger Select Fund, approximately 1.30% of the Berger/BIAM International Fund and an aggregate of less than 1% of the outstanding shares of each of the other Funds.


4.        INVESTMENT ADVISORS AND SUB-ADVISORS

BERGER ASSOCIATES - INVESTMENT ADVISOR

          Berger Associates, Inc. ("Berger Associates"), 210 University Boulevard, Suite 900, Denver, CO 80206, is the investment advisor to all the Berger Funds except the Berger/BIAM International Fund. Berger Associates is responsible for managing the investment operations of these Funds and the composition of their investment portfolios. Berger Associates also acts as each Funds' administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

          Berger Associates has been in the investment advisory business for over 20 years. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and had assets under management of approximately $3.0 billion as of September 30, 1998. Berger Associates is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. KCSI also owns approximately 31% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Funds' sub-transfer agent.

BBOI WORLDWIDE LLC - INVESTMENT ADVISOR

          BBOI Worldwide LLC ("BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206, is the investment advisor to the Berger/BIAM International Portfolio (the "Portfolio"), in which all the investable assets of the Berger/BIAM International Fund are invested. BBOI Worldwide oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's sub-advisor and is responsible for furnishing general business management and administrative services to the Portfolio.

          BBOI Worldwide is a Delaware limited liability company formed in 1996. BBOI Worldwide is a joint venture between Berger Associates and Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), the sub-advisor to the Portfolio, which have both been in the investment advisory business for many years.

          Berger Associates and BIAM each own a 50% membership interest in BBOI Worldwide and each have an equal number of representatives on BBOI Worldwide's Board of Managers. Berger Associates' role in the joint venture is to provide administrative services, and BIAM's role is to provide international and global investment management expertise. Agreement of representatives of both Berger Associates and BIAM is required for all significant management decisions.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED - SUB-ADVISOR

          As permitted in its Investment Advisory Agreement with the Berger/BIAM International Portfolio, BBOI Worldwide has delegated day-to-day investment management responsibility for the Portfolio to BIAM. As sub-advisor, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 20 Horseneck Lane, Greenwich, CT 06830. BIAM is an indirect wholly-owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM which serves primarily institutional clients in the United States and Canada. Bank of Ireland and its affiliates managed assets for clients worldwide in excess of $33 billion as of September 30, 1998.

          Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Portfolio. Federal law prohibits BIAM, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Portfolio, BIAM will not take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bank of Ireland or its affiliates.

          The Glass-Steagall Act prohibits a depository institution and certain affiliates from underwriting or distributing most securities and from affiliating with businesses engaged in certain similar activities. BIAM believes that it may perform the services for the Fund contemplated by the Sub-Advisory Agreement between BBOI Worldwide and BIAM consistent with the Glass-Steagall Act and other applicable banking laws and regulations. However, future changes in either Federal or state statutes and regulations concerning the permissible activities of banks and their affiliates, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent BIAM from continuing to perform those services for the Fund. If the circumstances described above should change, the trustees of the Fund and the Portfolio would review the relationships with BIAM and consider taking all actions appropriate under the circumstances.

PERKINS, WOLF, MCDONNELL & COMPANY - SUB-ADVISOR

          Perkins, Wolf, McDonnell & Company ("PWM"), 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604, has been engaged as the investment sub-advisor for the Berger Small Cap Value Fund and the Berger Mid Cap Value Fund. PWM was organized in 1980 under the name Mac-Per-Wolf Co. to operate as a securities broker-dealer. In September 1983, it changed its name to Perkins, Wolf, McDonnell & Company. PWM is a member of the National Association of Securities Dealers, Inc. (the "NASD") and, in 1984, became registered as an investment advisor with the SEC.

          PWM was the investment advisor of the Berger Small Cap Value Fund from the date the Fund commenced operations in 1985 to February 1997. PWM became the investment sub-advisor to the Fund on February 14, 1997, following shareholder approval of a new Sub-Advisory Agreement between Berger Associates as advisor and PWM as sub-advisor. PWM has been the investment sub-adviser to the Berger Mid Cap Value Fund since it commenced operations in August 1998.

          Thomas M. Perkins and Robert H. Perkins, as co-investment managers, are responsible for the day-to-day investment management of the Berger Small Cap Value Fund and the Berger Mid Cap Value Fund. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. Thomas Perkins has been an investment manager since 1974 and joined PWM as a portfolio manager in 1998. Robert Perkins owns 49% of PWM. Robert Perkins and Thomas Perkins are brothers. Gregory E. Wolf owns 20% of PWM and serves as its Treasurer and a director.

INVESTMENT ADVISORY AGREEMENTS


          Under the Investment Advisory Agreements between each Fund and its advisor, the advisor is generally responsible for furnishing continuous advice and making investment decisions as to the acquisition, holding or disposition of securities or other assets which each Fund may own or contemplate acquiring from time to time. Each Investment Advisory Agreement provides that the investment advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.


          Under the Agreements, the advisor is compensated for its services by the payment of a fee at the following annual rates, calculated as a percentage of the average daily net assets of the Fund:

--------------------------------------------------------------------------------
            FUND                         ADVISOR                 INVESTMENT
                                                                ADVISORY FEE
--------------------------------------------------------------------------------
 Berger New Generation Fund          Berger Associates            0.90%(1)
--------------------------------------------------------------------------------
 Berger Select Fund                  Berger Associates              0.75%
--------------------------------------------------------------------------------
 Berger Small Company Growth Fund    Berger Associates            0.90%(3)
--------------------------------------------------------------------------------
 Berger Small Cap Value Fund         Berger Associates (2)        0.90% (2)
--------------------------------------------------------------------------------
 Berger Mid Cap Growth Fund          Berger Associates            0.75% (1)
--------------------------------------------------------------------------------
 Berger Mid Cap Value Fund           Berger Associates (2)        0.75% (2)
--------------------------------------------------------------------------------
 Berger 100 Fund                     Berger Associates            0.75% (3)
--------------------------------------------------------------------------------
 Berger/BIAM International Fund (4)  BBOI Worldwide (4)           0.90% (4)
--------------------------------------------------------------------------------
 Berger Growth and Income Fund       Berger Associates            0.75% (3)
--------------------------------------------------------------------------------
 Berger Balanced Fund                Berger Associates            0.70% (1)
--------------------------------------------------------------------------------

(1) Under a written agreement, the Fund's investment advisor waives its fee to the extent that the Fund's annual operating expenses in any fiscal year, including the investment advisory fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.90% in the case of the Berger New Generation Fund, and 2.00% in the case of the Berger Mid Cap Growth Fund, and 1.50% in the case of the Berger Balanced Fund, of the Fund's average daily net assets for that fiscal year. The agreement may be terminated by the advisor upon 90 days' prior written notice to the Fund.

(2) Fund is sub-advised by PWM. See text preceding and following table. For the Berger Small Cap Value Fund, the investment advisory fee is allocated among the Investor Shares and the other class of the Fund on the basis of net assets attributable to each such class.

(3) Under a written agreement, the Fund's investment advisor waives its fee to the extent that the Fund's annual operating expenses in any fiscal year, including the investment advisory fee, but excluding the 12b-1 fee, brokerage commissions, interest, taxes and extraordinary expenses, exceed 2-1/2% of the first $30,000,000 of average daily net assets, plus 2% of the next $70,000,000, plus 1-1/2% of the balance of the average daily net assets of the Fund for that fiscal year. The agreement may be terminated by the advisor upon 90 days' prior written notice to the Fund.

(4) The Berger/BIAM International Fund bears its pro rata portion of the fee paid by the Berger/BIAM International Portfolio to BBOI Worldwide as the advisor. The Portfolio is sub-advised by BIAM. See text preceding and following table. Under a written agreement, the Portfolio's investment advisor waives its investment advisory fee to the extent that the Portfolio's annual operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. The agreement may not be terminated without the prior written consent of the Portfolio by a vote of its Board of Trustees. Any such reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Berger/BIAM International Fund.

          Each Fund's current Investment Advisory Agreement will continue in effect until the last day of April 1999 or 2000, and thereafter from year to year if such continuation is specifically approved at least annually by the directors or trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the directors or trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the advisor. Each Agreement is subject to termination by the Fund or the advisor on 60 days' written notice, and terminates automatically in the event of its assignment.

          Under the Sub-Advisory Agreement between the advisor and the sub-advisors for the Berger/BIAM International Portfolio, the Berger Small Cap Value Fund and the Berger Mid Cap Value Fund, the sub-advisor is responsible for day-to-day investment management. The sub-advisor manages the investments and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees. Each Sub-Advisory Agreement provides that the sub-advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

          No fees are paid directly to the sub-advisors by the Funds. PWM, as the sub-advisor of the Berger Small Cap Value Fund, receives from the advisor a fee at the annual rate of 0.90% of the first $75 million of average daily net asset of the Fund, 0.50% of the next $125 million, and 0.20% of any amounts in excess of $200 million. As the sub-advisor of the Berger Mid Cap Value Fund, PWM receives from the advisor a fee at the annual rate of 0.75% of the first $50 million of average daily net assets of the Fund, 0.375% of the next $50 million and 0.20% of any amount in excess of $100 million, subject to a minimum of $400,000 per year for the first 2-1/2 years. BIAM, as the sub-advisor of the Berger/BIAM International Portfolio, receives from the advisor a fee at the annual rate of 0.45% of the average daily net assets of the Portfolio. During certain periods, BIAM may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the advisor.

          The Sub-Advisory Agreements will continue in effect until April 1999 or 2000, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the advisor or the sub-advisor. The Sub-Advisory Agreements are subject to termination by the Fund or the sub-advisor on 60 days' written notice, and terminate automatically in the event of their assignment and in the event of termination of the related Investment Advisory Agreement.

OTHER ARRANGEMENTS BETWEEN BERGER ASSOCIATES AND PWM

          Berger Associates and PWM entered into an Agreement, dated November 18, 1996, as amended January 27, 1997 and April 8, 1998 (the "November 18 Agreement"), under which, among other things, PWM agreed that, so long as Berger Associates acts as the advisor to the Berger Small Cap Value Fund, and PWM provides sub-advisory or other services in connection with the Fund, PWM will not manage or provide advisory services to any registered investment company that is in direct competition with the Fund. PWM has agreed to the same restriction with respect to the Berger Mid Cap Value Fund.

          The November 18 Agreement also provides that at the end of the first five years under the Sub-Advisory Agreement for the Berger Small Cap Value Fund (or at such earlier time if the Sub-Advisory Agreement is terminated or not renewed by the trustees other than for cause), Berger Associates and PWM will enter into a consulting agreement for PWM to provide consulting services to Berger Associates with respect to the Fund, subject to any requisite approvals under the Investment Company Act of 1940. Under the Consulting Agreement, PWM would provide training and assistance to Berger Associates analysts and marketing support appropriate to the Fund and would be paid a fee at an annual rate of 0.10% of the first $100 million of average daily net assets of the Fund, 0.05% of the next $100 million and 0.02% on any part in excess of $200 million. No part of the consulting fee would be borne by the Fund.

          Berger Associates and PWM have also agreed that if the Sub-Advisory Agreement with PWM pertaining to the Berger Mid Cap Value Fund is terminated or not renewed by the trustees other than for cause within the first 2-1/2 years of its effectiveness, Berger Associates and PWM will enter into a consulting agreement for the remainder of the 2-1/2 year period, under which PWM will provide consulting services to Berger Associates with respect to the Fund, subject to any requisite approvals under the Investment Company Act of 1940. Under the Consulting Agreement, PWM would provide training and assistance to Berger Associates analysts and marketing support appropriate to the Fund and for those services, Berger Associates would pay PWM a fee at a rate equal to $400,000 annually less certain agreed amounts. No part of the consulting fee would be borne by the Fund.

TRADE ALLOCATIONS


          Investment decisions for each Fund and other accounts advised by the Funds' advisors and sub-advisors are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investment decisions may be appropriate for a Fund and one or more such accounts. If a Fund and other accounts advised by a Fund's advisor or sub-advisor are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Fund and each participating account pursuant to procedures adopted by the Fund's advisor or sub-advisor. While in some cases, this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the advisor or sub-advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.


RESTRICTIONS ON PERSONAL TRADING

          Berger Associates permits its directors, officers, employees and other access persons (as defined below) of Berger Associates ("covered persons") to purchase and sell securities for their own accounts in accordance with provisions governing personal investing in Berger Associates' Code of Ethics. The Code requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Funds or Berger Associates' other advisory clients. Directors and officers of Berger Associates (including those who also serve as directors or trustees of the Funds), investment personnel and other designated covered persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the Code. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

          In addition to the pre-clearance requirements described above, the Code subjects those covered persons deemed to be access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Berger Associates' Code. Those covered persons also may be required under certain circumstances to forfeit their profits made from personal trading. The Code is administered by Berger Associates and the provisions of the Code are subject to interpretation by and exceptions authorized by its board of directors.

          PWM has adopted a Code of Ethics which is substantially similar to the Code adopted by Berger Associates. BBOI Worldwide has also adopted a Code of Ethics substantially similar to the Code adopted by Berger Associates covering all board members, officers, employees and other access persons (as defined below) of BBOI Worldwide who are not also covered by an approved Code of Ethics of an affiliated person who is an investment advisor ("covered persons"). At present, there are no persons who would be covered by BBOI Worldwide's Code of Ethics who are not also covered by the Code of Ethics of Berger Associates or BIAM, which are both investment advisors affiliated with BBOI Worldwide.

          BIAM has adopted a Code of Ethics which restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of BIAM must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of BIAM are required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide BIAM with duplicate confirmations of all such personal trades.

5.        EXPENSES OF THE FUNDS

ALL FUNDS EXCEPT THE BERGER/BIAM INTERNATIONAL FUND

          In addition to paying an investment advisory fee to its advisor, each Fund (other than the Berger/BIAM International Fund) pays all of its expenses not assumed by its advisor, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, costs of share certificates, expenses of shareholders' meetings, compensation of directors or trustees who are not interested persons of Berger Associates, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of each Fund. Each Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Fund.

          Under a separate Administrative Services Agreement with respect to each of such Funds, Berger Associates performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. Each Fund pays Berger Associates a fee at an annual rate of 0.01% of its average daily net assets for such services. These fees are in addition to the investment advisory fees paid under the Investment Advisory Agreement. The administrative services fees may be changed by the directors or trustees without shareholder approval.

          The following tables show the total dollar amounts of advisory fees and administrative services fees paid by each of such Funds to Berger Associates for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations.

                              BERGER NEW GENERATION FUND

--------------------------------------------------------------------------------
 Fiscal Year Ended  Investment     Administrative   Advisory Fee    TOTAL
 September 30,      Advisory Fee   Service Fee      Waiver
--------------------------------------------------------------------------------
 1998               $1,229,000     $ 14,000         $       0       $1,243,000
--------------------------------------------------------------------------------
 1997               $  962,000     $ 20,000         $       0       $  982,000
--------------------------------------------------------------------------------
 1996*              $  398,000     $  4,000         $ (85,000)      $  317,000
--------------------------------------------------------------------------------

* Covers period from March 29, 1996 (commencement of operations) through the end of the Fund's first fiscal year on September 30, 1996.

                                  BERGER SELECT FUND

--------------------------------------------------------------------------------
 Fiscal Year Ended  Investment     Administrative   Advisory Fee   TOTAL
 September 30,      Advisory Fee   Service Fee      Waiver
--------------------------------------------------------------------------------
 1998*              $143,000       $2,000           $   0          $145,000
--------------------------------------------------------------------------------

* Covers period from December 31, 1997 (commencement of operations) through the end of the Fund's first fiscal year on September 30, 1998.

                           BERGER SMALL COMPANY GROWTH FUND

--------------------------------------------------------------------------------
 Fiscal Year Ended   Investment     Administrative  Advisory Fee   TOTAL
 September 30,       Advisory Fee   Service Fee     Waiver
--------------------------------------------------------------------------------
 1998                $6,984,000     $ 78,000        $    0         $7,062,000
--------------------------------------------------------------------------------
 1997                $6,831,000     $ 78,000        $    0         $6,909,000
--------------------------------------------------------------------------------
 1996                $5,902,000     $ 66,000        $    0         $5,968,000
--------------------------------------------------------------------------------

                             BERGER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
 Fiscal Year Ended   Investment    Administrative   Advisory Fee   TOTAL
 September 30,       Advisory Fee  Service Fee      Waiver
--------------------------------------------------------------------------------
 1998                $1,515,000    $17,000          $   0          $1,532,000
--------------------------------------------------------------------------------
 1997*^              $   418,000   $ 4,000          $   0          $   422,000
--------------------------------------------------------------------------------
 1996^               $   325,000   $   0            $   0          $   325,000
--------------------------------------------------------------------------------

* On February 14, 1997, new fee arrangements came into effect for the Fund with shareholder approval, at which time Berger Associates became the Fund's advisor and administrator and PWM, the Fund's former investment advisor, became the Fund's sub-advisor.

^ Under the Investment Advisory Agreement in effect for the Fund until February 14, 1997, the Fund paid an advisory fee to PWM at an annual rate of 1.00% of the Fund's average daily net assets. The Fund's fiscal year end was changed from December 31 to September 30 during 1997. Accordingly, the amount shown for 1996 was paid by the Fund during the fiscal year ended December 31, 1996, and the amounts shown for 1997 cover the period January 1, 1997, through September 30, 1997.

                              BERGER MID CAP GROWTH FUND

--------------------------------------------------------------------------------
 Fiscal Year Ended  Investment    Administrative   Advisory Fee    TOTAL
 September 30,      Advisory Fee  Service Fee      Waiver
--------------------------------------------------------------------------------
 1998*              $20,000       $   0            $(12,000)       $ 8,000
--------------------------------------------------------------------------------

* Covers period from December 31, 1997 (commencement of operations) through the end of the Fund's first fiscal year on September 30, 1998.

                              BERGER MID CAP VALUE FUND

--------------------------------------------------------------------------------
 Fiscal Year Ended  Investment     Administrative  Advisory Fee    TOTAL
 September 30,      Advisory Fee   Service Fee     Waiver
--------------------------------------------------------------------------------
 1998*              $20,000        $    0          $    0          $20,000
--------------------------------------------------------------------------------

* Covers period from August 12, 1998 (commencement of operations) through the end of the Fund's first fiscal year on September 30, 1998.

                                   BERGER 100 FUND

--------------------------------------------------------------------------------
 Fiscal Year Ended   Investment     Administrative  Advisory Fee   TOTAL
 September 30,       Advisory Fee   Service Fee     Waiver
--------------------------------------------------------------------------------
 1998                $12,939,000    $173,000        $    0         $13,112,000
--------------------------------------------------------------------------------
 1997                $14,424,000    $192,000        $    0         $14,616,000
--------------------------------------------------------------------------------
 1996                $15,767,000    $ 210,000       $    0         $15,977,000
--------------------------------------------------------------------------------

                            BERGER GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
 Fiscal Year Ended   Investment     Administrative Advisory Fee    TOTAL
 September 30,       Advisory Fee   Service Fee    Waiver
--------------------------------------------------------------------------------
 1998                $2,539,000     $ 34,000       $    0          $2,573,000
--------------------------------------------------------------------------------
 1997                $2,442,000     $  32,000      $    0          $2,474,000
--------------------------------------------------------------------------------
 1996                $2,496,000     $  33,000      $    0          $2,529,000
--------------------------------------------------------------------------------

                                 BERGER BALANCED FUND

--------------------------------------------------------------------------------
 Fiscal Year Ended   Investment    Administrative  Advisory Fee   TOTAL
 September 30,       Advisory Fee  Service Fee     Waiver
--------------------------------------------------------------------------------
 1998                $168,000      $ 2,000         $(16,000)      $154,000
--------------------------------------------------------------------------------

     Each of the Funds has appointed Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, MO 64105, as its recordkeeping and pricing agent. In addition, IFTC also serves as the Funds' custodian, transfer agent and dividend disbursing agent. IFTC has engaged

DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-agent to provide transfer agency and dividend disbursing services for the Funds. Approximately 31% of the outstanding shares of DST are owned by KCSI.

          As recordkeeping and pricing agent, IFTC calculates the daily net asset value of each Fund and performs certain accounting and recordkeeping functions required by the Funds. The Funds pay IFTC a monthly base fee plus an asset-based fee. IFTC is also reimbursed for certain out-of-pocket expenses.

          IFTC, as custodian, and its subcustodians have custody and provide for the safekeeping of the Funds' securities and cash, and receive and remit the income thereon as directed by the management of the Funds. The custodian and subcustodians do not perform any managerial or policy-making functions for the Funds. For its services as custodian, IFTC receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

          As transfer agent and dividend disbursing agent, IFTC (through DST, as sub-agent) maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Funds' shareholders; calculates the amount of, and delivers to the Funds' shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, IFTC receives a fee from the Funds at an annual rate of $14.00 per open Fund shareholder account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses, which fees in turn are passed through to DST as sub-agent.

          All of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Funds.
Earnings credits received by each Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

BERGER/BIAM INTERNATIONAL FUND

          The Berger/BIAM International Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Berger/BIAM International Portfolio, since all of the investable assets of the Fund are invested in the Portfolio.

          Expenses of the Portfolio include, among others, its pro rata share of the expenses of Berger/BIAM Worldwide Portfolios Trust, of which the Portfolio is a series, such as: expenses of registering the Trust with securities authorities; the compensation of its independent trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of the Trust; legal fees; and insurance premiums of the Trust. Expenses of the Portfolio also include, among others, the fees payable to the advisor under the Investment Advisory Agreement; expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; and such other non-recurring and extraordinary items as may arise from time to time.

          Expenses of the Berger/BIAM International Fund include, among others, its pro rata share of the expenses of the Berger/BIAM Worldwide Funds Trust, of which the Fund is a series, such as: expenses of registering the Trust with securities authorities; expenses of meetings of the shareholders of the Trust; and legal fees. Expenses of the Fund also include, among others, registration and filing fees incurred in registering shares of the Fund with securities authorities; 12b-1 fees; taxes imposed on the Fund; the fee payable to the Advisor under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

          SERVICE ARRANGEMENTS FOR THE FUND. Under an Administrative Services Agreement with the Berger/BIAM International Fund, BBOI Worldwide serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Fund. BBOI Worldwide is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, printing and mailing to shareholders of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code, coordinating registration of sufficient Fund shares under federal and state securities laws, arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to shareholders of the Fund. Under the Administrative Services Agreement, the Fund pays BBOI Worldwide a fee at an annual rate equal to the lesser of (i) 0.45% of its average daily net assets, or (ii) BBOI Worldwide's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by BBOI Worldwide), plus an additional 0.02% of the Fund's average daily net assets. The trustees of the Fund regularly review amounts paid to and expenditures incurred by BBOI Worldwide pursuant to the Administrative Services Agreement. In addition, in the event that BBOI Worldwide's duties under the Administrative Services Agreement are delegated to another party, BBOI Worldwide may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties.

          Under a Sub-Administration Agreement between BBOI Worldwide and Berger Associates, Berger Associates has been delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at BBOI Worldwide's expense, third parties to provide the services not provided by Berger Associates. Under the Sub-Administration Agreement, Berger Associates is paid a fee by BBOI Worldwide of 0.25% of the Fund's average daily net assets for its services. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from BBOI Worldwide, which will not affect the fee paid by the Fund to BBOI Worldwide under the Administrative Services Agreement.

          IFTC has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST as sub-transfer agent to provide transfer agency and dividend disbursing services for the Funds. The fees of Berger Associates, IFTC and DST are all paid by BBOI Worldwide. Approximately 31% of the outstanding shares of DST are owned by KCSI, which also owns 100% of the outstanding shares of Berger Associates.

          SERVICE ARRANGEMENTS FOR THE PORTFOLIO. Under the Investment Advisory Agreement between BBOI Worldwide and the Berger/BIAM International Portfolio, in addition to providing investment advisory services, BBOI Worldwide is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. BBOI Worldwide is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to Berger Associates as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services.

          The Portfolio has appointed IFTC as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed IFTC as its custodian and transfer agent. IFTC has engaged State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, as sub-custodian for the Portfolio. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

     The following table shows the total dollar amounts of advisory fees paid by the Portfolio to BBOI Worldwide for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations. The investment advisory fee is paid by the Portfolio and is borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio.

                         BERGER/BIAM INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------
 Fiscal Year Ended   Investment          Advisory Fee        TOTAL
 September 30,       Advisory Fee        Waiver
--------------------------------------------------------------------------------
 1998                $1,531,000          $(61,000)           $1,470,000
--------------------------------------------------------------------------------
 1997*               $   560,000         $(61,000)           $  499,000
--------------------------------------------------------------------------------

* Covers period from October 11, 1996 (commencement of operations of the Portfolio) through the end of the Portfolio's first fiscal year on September 30, 1997.

          In addition, the Fund paid BBOI Worldwide the following amounts for its services under the Administrative Services Agreement.

                            BERGER/BIAM INTERNATIONAL FUND

--------------------------------------------------------------------------------
 Fiscal Year Ended September 30,      Administrative Service Fee
--------------------------------------------------------------------------------
 1998                                 $ 85,000
--------------------------------------------------------------------------------
 1997*                                $ 63,000
--------------------------------------------------------------------------------

* Covers period from November 7, 1996 (commencement of operations of the Fund) through the end of the Fund's first fiscal year on September 30, 1997.


          As noted above with respect to the other Berger Funds, all of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances maintained with it as custodian. Earnings credits received by the Portfolio can be found on the Portfolio's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

12B-1 PLANS

          Each of the Funds has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to Berger Associates of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The Plans are intended to benefit the Funds by attracting new assets into the Funds and thereby affording potential cost reductions due to economies of scale.

     The expenses paid by Berger Associates may include, but are not limited to:

-- payments made to, and costs incurred by, a Fund's principal underwriter in connection with the distribution of Fund shares, including payments made to and expenses of officers and registered representatives of the Distributor;

-- payments made to and expenses of other persons (including employees of Berger Associates) who are engaged in, or provide support services in connection with, the distribution of Fund shares, such as answering routine telephone inquiries and processing shareholder requests for information;

-- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in a Fund) paid to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of Fund shares, including services to holders of Fund shares and prospective investors;

-- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

-- costs of printing and distributing prospectuses and reports to prospective shareholders of Fund shares;

-- costs involved in preparing, printing and distributing sales literature for Fund shares;

-- costs involved in obtaining whatever information, analyses and reports with respect to market and promotional activities on behalf of a Fund relating to Fund shares that Berger Associates deems advisable;

-- and such other costs relating to Fund shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Fund shares.

          Such 12b-1 fee payments are to be made by each Fund to Berger Associates with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by Berger Associates in such year; that is, if the distribution expenditures incurred by Berger Associates are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by Berger Associates, and if the distribution expenditures incurred by Berger Associates are more than the total of such payments, the excess is not to be reimbursed to Berger Associates by the Fund.

          From time to time a Fund may engage in activities which jointly promote the sale of Fund shares and other funds that are or may in the future be advised or administered by Berger Associates, which costs are not readily identifiable as related to any one fund. In such cases, a Fund's 12b-1 fees may be used to finance the joint promotion of the shares of that Fund, along with the shares of the other fund. Berger Associates allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the directors or trustees.

          The current 12b-1 Plans will continue in effect until the end of April 1999, and from year to year thereafter if approved at least annually by each Fund's directors or trustees and those directors or trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plans may not be amended to increase materially the amount to be spent on distribution of Fund shares without shareholder approval.

          Following are the payments made to Berger Associates pursuant to the Plans for the fiscal year ended September 30, 1998:

--------------------------------------------------------------------------------
 FUND                                                   12B-1 PAYMENTS
--------------------------------------------------------------------------------
 Berger New Generation Fund                                  $ 341,000
--------------------------------------------------------------------------------
 Berger Select Fund(1)                                       $  48,000
--------------------------------------------------------------------------------
 Berger Small Company Growth Fund                          $1,026,000(2)
--------------------------------------------------------------------------------
 Berger Small Cap Value Fund(3)                             $  229,000
--------------------------------------------------------------------------------
 Berger Mid Cap Growth Fund(1)                              $    7,000
--------------------------------------------------------------------------------
 Berger Mid Cap Value Fund(4)                               $    7,000
--------------------------------------------------------------------------------
 Berger 100 Fund                                            $4,313,000
--------------------------------------------------------------------------------
 Berger/BIAM International Fund                            $     47,000
--------------------------------------------------------------------------------
 Berger Growth and Income Fund                              $   846,000
--------------------------------------------------------------------------------
 Berger Balanced Fund                                       $    60,000
--------------------------------------------------------------------------------

(1) Covers the period from December 31, 1997 (commencement of operations) through September 30, 1998.

(2) Reflects the partial 12b-1 fee waiver that was in effect from November 17, 1997, through May 29, 1998, when the Fund was closed to new investors.

(3) The Berger Small Cap Value Fund has adopted a 12b-1 Plan only with respect to the Investor Shares, the class of shares of the Fund covered by this SAI.

(4) Covers the period from August 12, 1998 (commencement of operations) through September 30, 1998.

OTHER EXPENSE INFORMATION

          The directors or trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DSTS and Berger Associates.

          The Funds and/or their advisors have entered into arrangements with certain brokerage firms and other companies(such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services) to investors purchasing shares of the Funds through those firms or companies. A Fund's advisor or a Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

DISTRIBUTOR

          The distributor (principal underwriter) of each Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Funds' shares.

6.        BROKERAGE POLICY


          Although each Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, the advisor is directed to place the portfolio transactions of the Fund. Where applicable, the advisor may delegate placement of brokerage to a Fund's sub-advisor. A report on the placement of brokerage business is given to the directors or trustees of each Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Funds during the past three fiscal years were as follows:


                                BROKERAGE COMMISSIONS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     For the year/period ended September 30,
                                     -------------------------------------------
                                     1998              1997           1996
--------------------------------------------------------------------------------
 BERGER NEW GENERATION FUND            $340,000      $165,000      $939,000(1)
--------------------------------------------------------------------------------
 BERGER SELECT FUND                  $536,000(2)        N/A            N/A
--------------------------------------------------------------------------------
 BERGER SMALL COMPANY GROWTH FUND      $890,000     $1,044,000      $604,000
--------------------------------------------------------------------------------
 BERGER SMALL CAP VALUE FUND           $567,000     $306,000(3)    $307,000(3)
--------------------------------------------------------------------------------
 BERGER MID CAP GROWTH FUND          $ 15,000(2)        N/A            N/A
--------------------------------------------------------------------------------
 BERGER MID CAP VALUE FUND           $ 33,000(4)        N/A            N/A
--------------------------------------------------------------------------------
 BERGER 100 FUND                      $9,258,000    $6,671,000     $4,691,000
--------------------------------------------------------------------------------
 BERGER/BIAM INTERNATIONAL FUND (5)    $225,000     $234,000(5)        N/A
--------------------------------------------------------------------------------
 BERGER GROWTH AND INCOME FUND        $2,397,000    $1,124,000      $769,000
--------------------------------------------------------------------------------
 BERGER BALANCED FUND                  $207,000         N/A            N/A
--------------------------------------------------------------------------------

(1) Covers period from March 29, 1996 (commencement of operations) through the end of the Fund's first fiscal year on September 30, 1996. The Fund paid more brokerage commissions than anticipated during this period as a result of portfolio transactions undertaken in response to volatile markets and the short tax year for its initial period of operations.

(2) Covers period from December 31, 1997 (commencement of operations) through the end of the Fund's first fiscal year on September 30, 1998.

(3) The Fund's fiscal year end was changed from December 31 to September 30 during 1997. Accordingly, the brokerage commissions shown for 1996 were paid by the Fund during the fiscal year ended December 31, 1996, and the brokerage commissions shown for 1997 cover the period January 1, 1997, through September 30, 1997.

(4) Covers period from August 12, 1998 (commencement of operations) through the end of the Fund's first fiscal year on September 30, 1998.

(5) These are brokerage commissions paid by the Portfolio in which all the Fund's investable assets are invested. Commissions paid the Portfolio are borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio. The brokerage commissions shown for 1997 cover the period November 7, 1996 (commencement of Fund operations) through the end of the Portfolio's first fiscal year on September 30, 1997.


          The Investment Advisory Agreement each Fund has with its advisor authorizes and directs the advisor to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.
Where applicable, the Sub-Advisory Agreement for each sub-advised Fund similarly directs the sub-advisor. However, each Agreement specifically authorizes the advisor or sub-advisor to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor or sub-advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor or sub-advisor.


          In accordance with this provision of the Agreement, portfolio brokerage business of each Fund may be placed with brokers who provide useful brokerage and research services to the advisor or, where applicable, the sub-advisor. Such services include computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, broker and other third-party equity research, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services. These include a service used by the independent directors or trustees of the Funds in reviewing the Investment Advisory Agreements.


          The Funds' advisors and sub-advisors do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An advisor or sub-advisor may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the advisor's or sub-advisor's clients, including the Funds. However, the placement of all Fund transactions, including placements pursuant to such arrangements, must be consistent with the Funds' brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

          During the fiscal year ended September 30, 1998, of the brokerage commissions paid by the Funds, the following amounts were paid to brokers who provided to the Funds selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the Funds:


--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                                                Amount of
Fund                              Amount of Transactions       Commissions
--------------------------------------------------------------------------
Berger New Generation Fund             $  13,883,000           $    39,000
--------------------------------------------------------------------------
Berger Select Fund                     $  44,296,000           $    87,000
--------------------------------------------------------------------------
Berger Small Company Growth Fund       $   5,478,000           $    19,000
--------------------------------------------------------------------------
Berger Small Cap Value Fund            $  10,279,000           $    31,000
--------------------------------------------------------------------------

                                         -48-

--------------------------------------------------------------------------
Berger Mid Cap Growth Fund             $     981,000           $     2,000
--------------------------------------------------------------------------
Berger Mid Cap Value Fund              $           0           $         0
--------------------------------------------------------------------------
Berger 100 Fund                        $ 869,413,000           $ 1,222,000
--------------------------------------------------------------------------
Berger/BIAM International Fund         $           0           $         0
--------------------------------------------------------------------------
Berger Growth and Income Fund          $ 178,843,000           $   221,000
--------------------------------------------------------------------------
Berger Balanced Fund                   $  13,873,000           $    34,000
--------------------------------------------------------------------------
--------------------------------------------------------------------------


          These brokerage and research services received from brokers are often helpful to the advisor or sub-advisor in performing its investment advisory responsibilities to the Funds, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of the advisor's or sub-advisor's advisory personnel to analyze and evaluate the securities in which the Funds invest. The brokerage and research services obtained as a result of the Funds' brokerage business also will be useful to the advisor or sub-advisor in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the advisor or sub-advisor in rendering investment advice to the Funds. Although such brokerage and research services may be deemed to be of value to the advisor or sub-advisor, they are not expected to decrease the expenses that the advisor or sub-advisor would otherwise incur in performing its investment advisory services for the Funds nor will the advisory fees that are received by the advisor or sub-advisor from the Funds be reduced as a result of the availability of such brokerage and research services from brokers.

          If the advisor or sub-advisor determines that any such brokerage or research service has a mixed use, such that it also serves functions that do not assist the advisor or sub-advisor in the investment decision-making process or otherwise benefits a Fund, the advisor or sub-advisor may allocate the costs of such service accordingly. Only that portion of the service that the advisor or sub-advisor determines will assist it in the investment decision-making process or will otherwise benefit a Fund may be paid for by the placement of a Fund's brokerage business. The decision whether and how to allocate the costs of such service presents a conflict of interest for the advisor or sub-advisor.

          The directors or trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DSTS and Berger Associates.

          Included in the brokerage commissions paid by the Funds during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows:

                  DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                               DSTS                  Reduction in               DSTS
                                          Commissions Paid           Expenses FYE          Commissions Paid
                                             FYE 9/30/98              9/30/98(1)             FYE 9/30/97
-----------------------------------------------------------------------------------------------------------
Berger New Generation Fund                   $2,000(2)                 $1,500                  $ 0
-----------------------------------------------------------------------------------------------------------
Berger Select Fund                           $9,000(3)                 $7,000                  N/A
-----------------------------------------------------------------------------------------------------------
Berger Small Company Growth Fund             $ 0                       $ 0                     $42,000
-----------------------------------------------------------------------------------------------------------
Berger Small Cap Value Fund                  $ 0                       $ 0                     $10,000
-----------------------------------------------------------------------------------------------------------
Berger Mid Cap Growth Fund                   $ 0(4)                    $ 0                     N/A
-----------------------------------------------------------------------------------------------------------
Berger Mid Cap Value Fund                    $ 0(5)                    $ 0                     N/A
-----------------------------------------------------------------------------------------------------------
Berger 100 Fund                              $390,000(6)               $293,000                $527,000
-----------------------------------------------------------------------------------------------------------
Berger/BIAM International Fund               $ 0                       $ 0                     $ 0
-----------------------------------------------------------------------------------------------------------
Berger Growth and Income Fund                $ 28,000(7)               $ 21,000                $35,000
-----------------------------------------------------------------------------------------------------------
Berger Balanced Fund                         $ 0                       $ 0                     N/A
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                 Reduction in            DSTS               Reduction in
                                                 Expenses FYE       Commissions Paid        Expenses FYE
                                                  9/30/97(1)          FYE 9/30/96            9/30/96(1)
-----------------------------------------------------------------------------------------------------------
Berger New Generation Fund                          $  0                 $  0                  $  0
-----------------------------------------------------------------------------------------------------------
Berger Select Fund                                  N/A                  N/A                   N/A
-----------------------------------------------------------------------------------------------------------
Berger Small Company Growth Fund                    $31,000              $13,000               $10,000
-----------------------------------------------------------------------------------------------------------
Berger Small Cap Value Fund                         $7,000               N/A                   N/A
-----------------------------------------------------------------------------------------------------------
Berger Mid Cap Growth Fund                          N/A                  N/A                   N/A
-----------------------------------------------------------------------------------------------------------
Berger Mid Cap Value Fund                           N/A                  N/A                   N/A
-----------------------------------------------------------------------------------------------------------
Berger 100 Fund                                     $396,000             $278,000              $209,000
-----------------------------------------------------------------------------------------------------------
Berger/BIAM International Fund                      $ 0                  N/A                   N/A
-----------------------------------------------------------------------------------------------------------
Berger Growth and Income Fund                       $26,000              $15,000               $11,000
-----------------------------------------------------------------------------------------------------------
Berger Balanced Fund                                N/A                  N/A                   N/A
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

(2) Constitutes less than 1% of the aggregate brokerage commissions paid by the Berger New Generation Fund and less than 1% of the aggregate dollar amount of transactions placed by the Berger New Generation Fund.

(3) Covers the period from December 31, 1997 (commencement of operations) through September 30, 1998. Constitutes 2% of the aggregate brokerage commissions paid by the Berger Select Fund and less than 1% of the aggregate dollar amount of transactions placed by the Berger Select Fund.

(4) Covers the period from December 31, 1997 (commencement of operations) through September 30, 1998.

(5) Covers the period from August 12, 1998 (commencement of operations) through September 30, 1998.

(6) Constitutes 4% of the aggregate brokerage commissions paid by the Berger 100 Fund and less than 1% of the aggregate dollar amount of transactions placed by the Berger 100 Fund.

(7) Constitutes 1% of the aggregate brokerage commissions paid by the Berger Growth and Income Fund and less than 1% of the aggregate dollar amount of transactions placed by the Berger Growth and Income Fund.

          Under the Investment Advisory Agreement in effect until February 14, 1997, for the Berger Small Cap Value Fund, the Fund's then advisor was permitted to place the Fund's brokerage with affiliated brokers, subject to adhering to certain procedures adopted by the trustees and subject to obtaining prompt execution of orders at the most favorable net price. Of the brokerage commissions shown on the Brokerage Commissions table above for periods prior to February 14, 1997, the following amounts were paid by the Fund to PWM, then the Fund's advisor, now the Fund's sub-advisor, which is also a registered broker-dealer.

                            BERGER SMALL CAP VALUE FUND
                         BROKERAGE COMMISSIONS PAID TO PWM

             Fiscal Year Ended            Fiscal Year Ended
          September 30, 1997(1)           December 31, 1996
                $ 138,000                    $ 307,000


(1) The Fund's fiscal year end was changed during 1997. Covers the period January 1, 1997, through February 14, 1997.

          On February 14, 1997, new arrangements for the Berger Small Cap Value Fund came into effect with shareholder approval and since that time, the trustees have not authorized the Fund's brokerage to be placed with any broker or dealer affiliated with the advisor or sub-advisor, except through DSTS under the circumstances described above.

          In selecting broker and dealers and in negotiating commissions, the Funds' advisors and sub-advisors consider a number of factors, including among others: the advisor's or sub-advisor's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. The directors or trustees of the Funds have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Funds. In addition, the advisor or sub-advisor may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the advisors and sub-advisors of the Funds will seek the best execution of each transaction.

          During the fiscal year ended September 30, 1998, the Berger Growth and Income Fund acquired securities of two of the Fund's regular broker-dealers, Merrill Lynch & Co. and Morgan Stanley Dean Witter & Co. However, as of September 30, 1998, the Fund did not own any of those securities. Also, during the fiscal year ended September 30, 1998, the Berger Balanced Fund acquired securities of Merrill Lynch & Co., one of the Fund's regular broker-dealers. As of September 30, 1998, the Fund owned Merrill Lynch bonds with an aggregate value of $1,015,955.

7.   HOW TO PURCHASE SHARES IN THE FUNDS

     Minimum Initial Investment                    $2,000.00
     Minimum Subsequent Investment                   $ 50.00

          To purchase shares in any of the Funds, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the Funds in care of DST Systems, Inc., the Funds' sub-transfer agent, as follows:

     Berger Funds
     P.O. Box 419958
     Kansas City, MO  64141

          If a shareholder is adding to an existing account, shares may also be purchased by placing an order by telephone call to the Funds at 1-800-551-5849 or via on-line access, and remitting payment to DST Systems, Inc. Payment for shares ordered on-line must be made by electronic funds transfer. In order to make sure that payment for telephone purchases is received on time, shareholders are encouraged to remit payment by electronic funds transfer. Shareholders may also remit payment for telephone purchases by wire or by overnight delivery.

          In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Funds and may impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from a Fund as described above.

          Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and on-line are described in the Prospectus. The Funds may terminate or modify those procedures and related requirements at any time, although shareholders of the Funds will be given notice of any termination or
material modification.   Berger Associates may, at its own risk, waive certain
of those procedures and related requirements.

8.   HOW THE NET ASSET VALUE IS DETERMINED

          The net asset value of each Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Funds is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.

          Net asset value for the Berger Small Cap Value Fund is calculated by class, and since the Investor Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

          Since the Berger/BIAM International Fund invests all of its investable assets in the Berger/BIAM International Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio. The value of securities held in the Portfolio are determined as described below for the Funds.

          In determining net asset value for each of the Funds, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by each Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the directors or trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

          Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of a Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the directors or trustees.

          A Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.   INCOME DIVIDENDS, CAPITAL GAINS
     DISTRIBUTIONS AND TAX TREATMENT

          This discussion summarizes certain U.S. federal income tax issues relating to the Funds. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.

          TAX STATUS OF THE FUNDS. If a Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It also may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. Each of the Funds intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

          TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Funds will report annually to the Internal Revenue Service and to each shareholder information about the tax treatment of the shareholder's distributions. Dividends paid by a Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.

          In general, net capital gains from assets held by a Fund for more than 12 months will be subject to a maximum tax rate of 20% and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long a shareholder has held Fund shares.

          If a Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.

          If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record, or if a shareholder's checks remain uncashed for six months, the Funds reserve the right to reinvest the amount distributed in additional Fund shares at the then-current NAV and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

          TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

          INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Funds on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Funds, unless a Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, shareholders of the Fund may be able to deduct (as an itemized deduction) or, for the Funds that make an election, claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

          If a Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause a Fund to incur tax and IRS interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares which would avoid these taxes and charges, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to shareholders of a Fund holding PFIC shares may differ substantially as compared to a fund that did not invest in PFIC shares.

          INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Funds' investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect a Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If a Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

          BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, a Fund will be required to withhold federal income tax at a rate of 31% from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.

          FOREIGN SHAREHOLDERS. Foreign shareholders of a Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by a Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

          TAX STATUS OF THE BERGER/BIAM INTERNATIONAL PORTFOLIO. The Berger/BIAM International Portfolio, in which the Berger/BIAM International Fund invests all its investable assets, has in previous years been classified as a partnership for U.S. federal income tax purposes, and it intends to retain that classification. The Berger/BIAM International Fund is treated for various federal tax purposes as owning an allocable share of the Portfolio's assets and will be allocated a share of the Portfolio's income, gain and loss.

10.  SUSPENSION OF REDEMPTION RIGHTS

          The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of a Fund.

          Each Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. Each Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The redeeming shareholder may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.  TAX-SHELTERED RETIREMENT PLANS

          The Funds offer several tax-qualified retirement plans for individuals, businesses and non-profit organizations, including a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account (IRA), a Roth IRA and a 403(b) Custodial Account for adoption by employers and individuals who wish to participate in such Plans. For information on other types of retirement plans offered by the Funds, please call 1-800-333-1001 or write to the Funds c/o Berger Associates, P.O. Box 5005, Denver, CO 80217.

PROFIT-SHARING AND MONEY PURCHASE PENSION PLANS

          Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Funds. All income and capital gains accumulated in the Plans are tax free until withdrawn. The amounts that are deductible depend upon the type of Plan or Plans adopted.

          If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the Plan that is based upon your employees' compensation or your earned income. By adopting both the Profit-Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

          If you wish to purchase shares of any Fund in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Funds. IFTC serves as trustee of the Plan, for which it charges an annual trustee's fee for each Fund or Cash Account Trust Money Portfolio (discussed below) in which the participant's account is invested. Contributions under the Plans are invested exclusively in shares of the Funds or the Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the Plans to create a retirement fund in accordance with the tax code.

          Distributions from the Profit-Sharing and Money Purchase Pension Plans generally may not be made without penalty until the participant reaches age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. A participant who is not a 5% owner of the employer may postpone such distributions to April 1 of the calendar year following the year of retirement. This exception does not apply to distributions from an individual retirement account (IRA). Except for required distributions after age 70 1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% Federal income tax withholding unless those distributions are rolled directly to another qualified plan or an IRA. Participants may not be able to receive distributions immediately upon request because of certain requirements under federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the Plans is recommended. You should also consult with your tax advisor regarding state tax law implications of participation in the Plans.

          In order to receive the necessary materials to create a Profit-Sharing or Money Purchase Pension Plan, please write to the Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Funds at 1-800-333-1001.

INDIVIDUAL RETIREMENT ACCOUNT (IRA)

          If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you can provide for your own retirement by adopting an IRA. Under an IRA, you can contribute each year up to the lesser of 100% of your compensation or $2,000. If you are married and you file a joint return, you and your spouse together may make contributions totaling up to $4,000 to two IRAs (with no more than $2,000 being contributed to either account) if your joint income is $4,000 or more, even if one spouse has no earned income. If neither you nor your spouse are active participants in an existing qualified retirement plan, or if your income does not exceed certain amounts, the amounts contributed to your IRA can be deducted for Federal income tax purposes whether or not your deductions are itemized. If you or your spouse are covered by an existing qualified retirement plan, the deductibility of your IRA contributions will be phased out for federal income tax purposes if your income exceeds specified amounts, although the income level at which your IRA contributions will no longer be deductible is higher if only your spouse (but not you) is an active participant. However, whether your contributions are deductible or not, the income and capital gains accumulated in your IRA are not taxed until the account is distributed.

          If you wish to create an IRA to invest in shares of any Fund, you may use the Fund's IRA custodial agreement form which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, IFTC will serve as custodian, for which it will charge an annual custodian fee for each Fund or Cash Account Trust Money Market Portfolio in which the IRA is invested.

          Distributions from an IRA generally may not be made without penalty until you reach age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor is recommended.

          In order to receive the necessary materials to create an IRA account, please write to the Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

ROTH IRA

          If you are an individual with compensation or earned income, you may contribute up to the lesser of $2,000 or 100% of your compensation to a Roth IRA, as long as your income does not exceed a specified income level ($95,000 for single individuals, $150,000 for married individuals filing jointly). A Roth IRA is similar in many respects to a traditional IRA, as described above. However, the maximum amount you may contribute to a Roth IRA is phased out between that income level and a maximum income amount ($110,000 and $160,000, respectively), and you may not make any contribution at all to a Roth IRA if your income exceeds the maximum income amount. Also, you can make contributions to a Roth IRA even after you reach age 70-1/2, and you are not required to take distributions from a Roth IRA prior to your death.

          Contributions to a Roth IRA are not deductible for federal income tax purposes. However, the income and capital gains accumulated in a Roth IRA are not taxed while held in the IRA, and distributions can be taken tax-free if the Roth IRA has been established for a minimum of five years and the distribution is after age 59-1/2, for a first time home purchase, or upon death or disability.

          An individual with an income of less than $100,000 who is not married filing separately can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount of the traditional IRA account balance. Individuals who complete the rollover in 1998 will be permitted to spread the tax liability over a four-year period. After 1996, all taxes on such a rollover will be due in the year in which the rollover is made.

403(b) CUSTODIAL ACCOUNTS

          If you are employed by a public school system or certain federally tax-exempt private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

          If your employer participates, it will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. The amount which you may contribute annually under a salary reduction agreement is generally the lesser of $9,500 or your exclusion allowance, which is based upon a specified formula, and other Internal Revenue Code limits apply. There is a $50 minimum investment in the 403(b) Custodial Account.
Contributions made to the account reduce the amount of your current income subject to Federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains accumulated in the account are tax-free until withdrawn.

          Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59-1/2 and must begin no later than April 1 of the year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Except for required distributions after age 70 1/2 and periodic distributions over more than 10 years, distributions are subject to 20% Federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA).
You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the 403(b) Custodial Account is recommended. You should also consult with your tax advisor about state taxation of your account.

          Individuals who wish to purchase shares of a Fund in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Funds. IFTC serves as custodian of the 403(b) Custodial Account, for which it charges an annual custodian fee for each Fund or Cash Account Trust Money Market Portfolio in which the participant's account is invested.

          In order to receive the necessary materials to create a 403(b) Custodial Account, please write to the Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

12.  EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN

          A shareholder who owns shares of any of the Funds worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the shareholder at regular intervals by the Fund in which the shareholder is invested.

          To establish a Systematic Withdrawal account, the shareholder deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the shareholder's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the shareholder of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of the month.

          Withdrawal payments are not yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of the shareholder's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

          The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The shareholder may, of course, make additional deposits of Fund shares in the shareholder's account at any time.

          Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax advisor concerning proper tax treatment of the redemption.

          Any shareholder may exchange any or all of the shareholder's shares in any of the Funds for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Berger Cash Account Trust ("Berger CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or Berger CAT Portfolio. The exchange privilege with the Berger CAT Portfolios does not constitute an offering or recommendation of the shares of any such Berger CAT Portfolio by any of the Funds or Berger Associates. Berger Associates is compensated for administrative services it performs with respect to the Berger CAT Portfolios.

          Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes. An exchange of shares may be made by written request directed to DST Systems, Inc., via on-line access, or simply by telephoning the Berger Funds at 1-800-551-5849. This privilege is revocable by any of the Funds, and is not available in any state in which the shares of the Fund or Berger CAT Portfolio being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.  PERFORMANCE INFORMATION

          From time to time in advertisements, the Funds may discuss their performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, MONEY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Funds may compare their performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 2000 Stock Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index or the Lehman Brothers Intermediate Term Government/Corporate Bond Index, or more narrowly-based or blended indices which reflect the market sectors in which that Fund invests.

          The total return of each Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

          Each Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in each Fund. Because average annual total returns for more than one year tend to smooth out variations in a Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

          All performance figures for the Funds are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)TO THE POWER OF n = ERV
(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

PREDECESSOR PERFORMANCE QUOTATIONS

          BERGER/BIAM INTERNATIONAL FUND. The Berger/BIAM International Portfolio (in which all the investable assets of the Berger/BIAM International Fund are invested) commenced operations upon the transfer to the Portfolio of assets held in a pooled trust (the "Pool") maintained by Citizens Bank New Hampshire, for which BIAM had provided day-to-day portfolio management as sub-advisor since the inception of the Pool. At that time, BIAM's bank holding company parent indirectly owned a 23.5% interest in the parent of Citizens Bank New Hampshire. The investment objective, policies, limitations, guidelines and strategies of the Pool were materially equivalent to those of the Berger/BIAM International Fund and the Portfolio. Assets from the Pool were transferred on October 11, 1996, to a separate "feeder" fund investing in the Portfolio which, in turn, transferred those assets to the Portfolio in exchange for an interest in the Portfolio. As a result of this transaction, the investment holdings in the Portfolio were the same as the investment holdings in the portfolio of the Pool immediately prior to the transfer, except for the seed capital provided by Berger Associates.

          The Pool was not a registered investment company since it was exempt from registration under the Investment Company Act of 1940 (the "1940 Act"). Since, in a practical sense, the Pool constitutes the "predecessor" of the Portfolio, the Fund calculates its performance for periods commencing prior to the transfer of the Pool's assets to the Portfolio by including the Pool's total return, adjusted at that time to reflect any increase in fees and expenses applicable in operating the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio.
Those fees and expenses included 12b-1 fees.

          Performance data quoted for the Berger/BIAM International Fund for periods prior to October 1996 include the performance of the Pool and include periods before the Fund's and the Portfolio's registration statements became effective. As noted above, the Pool was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed on the Fund and the Portfolio by the 1940 Act. If the Pool had been registered under the 1940 Act, the Pool's performance might have been adversely affected.

          BERGER SMALL CAP VALUE FUND. Shares of the Berger Small Cap Value Fund had no class designations until February 14, 1997, when all of the then-existing shares were designated as Institutional Shares and the Fund commenced offering the Investor Shares covered in this Statement of Additional Information. Performance data for the Investor Shares include periods prior to the adoption of class designations on February 14, 1997, and therefore do not reflect the 0.25% per year 12b-1 fee applicable to the Investor Shares. Total return of the Investor Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

AVERAGE ANNUAL TOTAL RETURNS

          The average annual total return for each of the Funds for various periods ending September 30, 1998, are shown on the following table:

-----------------------------------------------------------------------------------------------------------------------
FUND                                 1-YEAR           3-YEAR          5-YEAR          10-YEAR        LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
Berger New Generation Fund           (13.99)%         N/A             N/A             N/A            12.27%
                                                                                                     (since 3/29/96)
-----------------------------------------------------------------------------------------------------------------------
Berger Select Fund                   N/A              N/A             N/A             N/A            32.60%(1)
                                                                                                     (since 12/31/97)
-----------------------------------------------------------------------------------------------------------------------
Berger Small Company Growth Fund     (24.70)%         5.18%           N/A             N/A            11.57%
                                                                                                     (since 12/30/93)
-----------------------------------------------------------------------------------------------------------------------


                                      -60-


-----------------------------------------------------------------------------------------------------------------------
Berger Small Cap Value Fund -        (10.98)%         15.35%          15.97%          13.24%         13.88%
Investor Shares(2)                                                                                   (since 10/21/87)(3)
-----------------------------------------------------------------------------------------------------------------------
Berger Mid Cap Growth Fund           N/A              N/A             N/A             N/A            9.30%(1)
                                                                                                     (since 12/31/97)
-----------------------------------------------------------------------------------------------------------------------
Berger Mid Cap Value  Fund           N/A              N/A             N/A             N/A            (6.70)%(1)
                                                                                                     (since 8/12/98)
-----------------------------------------------------------------------------------------------------------------------
Berger 100 Fund                      (16.08)%         5.09%           5.79%           16.18%         13.97%
                                                                                                     (since 9/30/74)(4)
-----------------------------------------------------------------------------------------------------------------------
Berger/BIAM International Fund(5)    (8.46)%          5.78%           8.12%           N/A            10.77%
                                                                                                     (since 7/31/89)
-----------------------------------------------------------------------------------------------------------------------
Berger Growth and Income Fund        (1.60)%          13.58%          11.45%          14.01%         13.68%
                                                                                                     (since 9/30/74)(4)
-----------------------------------------------------------------------------------------------------------------------
Berger Balanced Fund                 56.77%           N/A             N/A             N/A            56.77%
                                                                                                     (since 9/30/97)
-----------------------------------------------------------------------------------------------------------------------


(1) Not annualized.

(2) Performance data for the Investor Shares include periods prior to the Fund's adoption of class designations on February 14, 1997, and therefore do not reflect the 0.25% per year 12b-1 fee applicable to the Investor Shares, which came into effect on that date.

(3) Covers the period from October 21, 1987 (date of the Fund's first public offering) through September 30, 1998.

(4) Life of Fund covers the period from September 30, 1974 (immediately prior to Berger Associates assuming the duties as the investment advisor for those Funds) through September 30, 1998. Since the 12b-1 fees for the Berger 100 Fund and the Berger Growth and Income Fund did not take effect until June 19, 1990, the performance figures on the table do not reflect the deduction of the 12b-1 fees for the full length of the 10-year and longer periods.

(5) Data for the Berger/BIAM International Fund covering periods prior to October 11, 1996, reflect the performance of the pool of assets transferred on that date into the Berger/BIAM International Portfolio in which all of the Fund's assets are invested, adjusted at that time to reflect any increase in expenses expected in operating the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, of the Portfolio net of fee waivers.

14.  ADDITIONAL INFORMATION

FUND ORGANIZATION

     BERGER 100 FUND AND BERGER GROWTH AND INCOME FUND. The Berger 100 Fund and Berger Growth and Income Fund are separate corporations which were incorporated under the laws of the State of Maryland on March 10, 1966, as "The One Hundred Fund, Inc." and "The One Hundred and One Fund, Inc.", respectively. The names "Berger One Hundred Fund-Registered Trademark-", "Berger 100 Fund-Registered Trademark-", "Berger One Hundred and One Fund-Registered Trademark-" and "Berger 101 Fund-Registered Trademark-" were adopted by the respective Funds as service marks and trade names in November 1989 and were registered as service marks in December 1991. In 1990, the shareholders of the Berger Growth and Income Fund approved changing its formal corporate name to "Berger One Hundred and One Fund, Inc." and the Fund began doing business under the trade name "Berger Growth and Income Fund, Inc." in January 1996. The name "Berger Growth and Income Fund-Registered Trademark-" was registered as a service mark in August 1998.

          Each of the Berger 100 Fund and the Berger Growth and Income Fund has only one class of securities, its Capital Stock, with a par value of one cent per share, of which 200,000,000 shares are authorized for issue by the Berger 100 Fund and 100,000,000 shares are authorized for issue by the Berger Growth and Income Fund. Shares of the Funds are fully paid and nonassessable when issued. All shares issued by a Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

          BERGER SMALL COMPANY GROWTH FUND, BERGER NEW GENERATION FUND, BERGER BALANCED FUND, BERGER SELECT FUND, BERGER MID CAP GROWTH FUND AND BERGER MID CAP VALUE FUND. The Berger Small Company Growth Fund is a separate series established on August 23, 1993, under the Berger Investment Portfolio Trust, a Delaware business trust established under the Delaware Business Trust Act. The name "Berger Small Company Growth Fund-Registered Trademark-" was registered as a service mark in September 1995. The Berger New Generation Fund was the second series created under the Berger Investment Portfolio Trust, established on December 21, 1995. The name "Berger New Generation Fund-Registered Trademark-" was registered as a service mark in December 1996. The Berger Balanced Fund was the third series created under the Berger Investment Portfolio Trust, established on August 22, 1997. The name "Berger Balanced Fund-Registered Trademark-" was registered as a service mark in September 1998. The Berger Select Fund and the Berger Mid Cap Growth Fund were the fourth and fifth series created under the Trust, established on November 13, 1997. The Berger Mid Cap Value Fund was the sixth series created under the Berger Investment Portfolio Trust, established on May 21, 1998.

          The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Funds named above are the only series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Funds are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by each Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

     BERGER/BIAM INTERNATIONAL FUND. The Berger/BIAM Worldwide Funds Trust is a Delaware business trust organized on May 31, 1996. The Berger/BIAM International Fund was established on May 31, 1996, as a series of the Trust. The name "Berger/BIAM International Fund-Registered Trademark-" was registered as a service mark in September 1998. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund is one of three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Fund are fully paid and non-assessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

          Berger/BIAM Worldwide Portfolios Trust is also a Delaware business trust organized on May 31, 1996. The Berger/BIAM International Portfolio (in which all the investable assets of the Berger/BIAM International Fund are invested) was established on May 31, 1996, as a series of that Trust. Like the Berger/BIAM International Fund, the Portfolio is a diversified, open-end management investment company. The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust. See "Performance Information -- Predecessor Performance Data -- Berger/BIAM International Fund" above for additional information on the asset transfer. The Berger/BIAM Worldwide Portfolios Trust is authorized to sell unlimited interests in series or portfolios. Interests may be divided into classes. Currently, the series comprising the Portfolio is the only series established under that Trust, although others may be added in the future.

          Each investor in the Portfolio, including the Fund, is entitled to a vote in proportion to the amount of its investment in the Portfolio. Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

          BERGER SMALL CAP VALUE FUND. The Berger Small Cap Value Fund was originally organized in November 1984 as a Delaware corporation. In May 1990, the Fund was reorganized from a Delaware corporation into a Massachusetts business trust known as The Omni Investment Fund. Pursuant to the Fund's reorganization, the Fund as a series of the Trust assumed all of the assets and liabilities of the Fund as a Delaware corporation, and Fund shareholders received shares of the Massachusetts business trust equal both in number and net asset value to their shares of the Delaware corporation. All references in this Statement of Additional Information to the Fund and all financial and other information about the Fund prior to such reorganization are to the Fund as a Delaware corporation. All references after such reorganization are to the Fund as a series of the Trust. On February 14, 1997, the name of the Trust was changed to Berger Omni Investment Trust and the name of the Fund was changed to the Berger Small Cap Value Fund. The name "Berger Small Cap Value Fund-Registered Trademark-" was registered as a service mark in September 1998.

          The Trust is authorized to issue an indefinite number of shares of beneficial interest having a par value of $0.01 per share, which may be issued in any number of series. Currently, the Fund is the only series established under the Trust, although others may be added in the future. The shares of each series of the Trust are permitted to be divided into classes. Currently, the Fund issues two classes of shares, although others may be added in the future.

          Under the Fund's Declaration of Trust, each trustee will continue in office until the termination of the Trust or his or her earlier death, resignation, incapacity, retirement or removal. Vacancies will be filled by a majority vote of the remaining trustees, subject to the provisions of the Investment Company Act of 1940. Shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize the Trust, to amend the Declaration of Trust, and on any other matters on which a shareholder vote is required by the Investment Company Act of 1940, the Declaration of Trust, the Trust's bylaws or the trustees.

          DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, shareholders of the Funds organized as series of Delaware Business Trusts will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instruments of those Trusts provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trusts or any particular series (fund) of the Trusts. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trusts are not entitled to the limitations of liability set forth in Delaware law or the Trust Instruments and, accordingly, that they may be personally liable for the obligations of the Trusts.

          In order to protect shareholders from such potential liability, the Trust Instruments require that every written obligation of the Trusts or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trusts or such series. The Trust Instruments also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trusts shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

          As a result, the risk of a shareholder of the Funds in those Trusts incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trusts believe that the risk of personal liability to shareholders of the Fund is therefore remote. The trustees intend to conduct the operations of the Trusts and the Funds so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trusts or the Funds.

          MASSACHUSETTS BUSINESS TRUST INFORMATION. Under Massachusetts law, shareholders of the Berger Small Cap Value Fund could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust of the Berger Omni Investment Trust, of which the Fund is a series, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. The Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Trust believes that the risk of personal liability to shareholders of the Fund is therefore remote. The trustees intend to conduct the operations of the Fund to avoid, to the extent possible, liability of shareholders for liabilities of the Fund.

          CORPORATE GOVERNANCE INFORMATION PERTAINING TO ALL FUNDS. None of the Funds is required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the directors or trustees. If shareholders owning at least 10% of the outstanding shares of the Berger 100 Fund, the Berger Growth and Income Fund or any of the Trusts so request, a special shareholders' meeting of that Fund or Trust will be held for the purpose of considering the removal of a director or trustee, as the case may be. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of any of those Funds or Trusts so request. Subject to certain limitations, the Funds/Trusts will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a director or trustee.

          Shareholders of the Funds and, where applicable, the other series/classes of the same business trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the same business trust in the election of trustees of the trust and on all matters relating to the trust as a whole. Each full share of each Fund has one vote.

          Shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors or trustees can elect 100% of the directors or trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of directors or trustees will not be able to elect any person or persons as directors or trustees.

          Shares of the Funds have no preemptive rights. There are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that shareholders of any class of the Berger Small Cap Value Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the shareholder ceases to be eligible to purchase or hold shares of the original class, or becomes eligible to purchase shares of a different class, by reason of a change in the shareholder's status under the conditions of eligibility in effect for such class at that time. Shares of the Funds may be transferred by endorsement, or other customary methods, but none of the Funds is bound to recognize any transfer until it is recorded on its books.

MORE INFORMATION ON SPECIAL FUND STRUCTURES

          MULTI-CLASS. All of the Funds are permitted to divide their shares into classes. However, currently, only the Berger Small Cap Value Fund has divided its shares into classes and has two classes of shares outstanding, the Investor Shares covered by this SAI and the Institutional Shares offered through a separate Prospectus and SAI. The Berger Small Cap Value Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended
from time to time.   Institutional Shares are designed for institutional,
individual and other investors willing to maintain a higher minimum account balance, currently set at $100,000. Information concerning Institutional Shares is available from the Fund at 1-800-706-0539.

           Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

          MASTER/FEEDER. Unlike other mutual funds that directly acquire and manage their own portfolios of securities, the Berger/BIAM International Fund (referred to as a feeder fund) seeks to achieve its investment objective by investing all of its investable assets in the Berger/BIAM International Portfolio (referred to as a master fund). This two-tier structure is commonly known as a master/feeder. The Fund has the same investment objective and policies as the Portfolio. The Fund will invest only in the Portfolio, and the Fund's shareholders will therefore acquire only an indirect interest in the investments of the Portfolio. The master/feeder fund structure is still relatively new and lacks a substantial history.

          In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors (that is, other feeder funds). Such investors will invest in the Portfolio on the same terms and conditions and will pay their proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to potential differences in expense structures. Accordingly, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are common in this type of mutual fund structure and are also present in other mutual fund structures. Information concerning other investors in the Portfolio (for example, other feeder funds) is available from the Fund at 1-800-706-0539. Currently, there are two other feeder funds that also invest all of their investable assets in the Portfolio: the International Equity Fund (designed for eligible trusts or bank trust departments), and the Berger/BIAM International CORE Fund, both of which have a minimum balance requirement of $1,000,000.

          The investment objective of the Fund may not be changed without the approval of the Fund's shareholders. The investment objective of the Portfolio may not be changed without the approval of the investors in the Portfolio, including the Fund. If the objective of the Portfolio changes and the shareholders of the Fund do not approve a parallel change in the Fund's investment objective, the trustees of the Trust will consider other alternatives, including seeking an alternative investment vehicle or directly retaining the Fund's own investment advisor.

          Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a larger fund invests or withdraws from the Portfolio, the remaining funds may experience lower or higher pro rata operating expenses. Lower returns could possibly result from a large withdrawal. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Also, a fund with a greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio.

          Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

          The Fund may withdraw its investment in the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund to do so. Certain changes in the Portfolio's investment objective, policies and limitations may require the Fund to withdraw its investment in the Portfolio. Upon any such withdrawal, the trustees would consider what action might be taken, including investing the Fund's assets in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment advisor to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in-kind may adversely affect the liquidity of the Fund.

          The trustees of the Berger/BIAM Worldwide Funds Trust and the Berger/BIAM Worldwide Portfolios Trust are the same individuals. A majority of the trustees of each of those Trusts who are not "interested persons" (as defined in the Investment Company Act of 1940) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of both Trusts, up to and including creating a new board of trustees for one or the other of the Trusts.

PRINCIPAL SHAREHOLDERS

     Insofar as the management of the Funds is aware, as of January 10, 1999, no person owned, beneficially or of record, more than 5% of the outstanding shares of any of the Funds, except for the following:


------------------------------------------------------------------------------------------------------------
OWNER                                       FUND                                                  PERCENTAGE
------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc. ("Schwab")        Berger New Generation Fund                              17.50%
101 Montgomery Street                       ----------------------------------------------------------------
San Francisco, CA 94104                     Berger Select Fund                                      44.48%
                                            ----------------------------------------------------------------
                                            Berger Small Company Growth Fund                        21.53%
                                            ----------------------------------------------------------------
                                            Berger Small Cap Value Fund (Investor Shares)           29.44%
                                            ----------------------------------------------------------------
                                            Berger Mid Cap Growth Fund                              20.67%
                                            ----------------------------------------------------------------
                                            Berger Mid Cap Value Fund                               47.75%
                                            ----------------------------------------------------------------
                                            Berger 100 Fund                                         22.11%
                                            ----------------------------------------------------------------
                                            Berger/BIAM International Fund                          27.66%
------------------------------------------------------------------------------------------------------------


                                      -66-


------------------------------------------------------------------------------------------------------------
                                            Berger Growth and Income Fund                           26.07%
                                            ----------------------------------------------------------------
                                            Berger Balanced Fund                                    28.65%
------------------------------------------------------------------------------------------------------------
National Financial Services                 Berger New Generation Fund                              7.76%
Corporation ("Fidelity")                    ----------------------------------------------------------------
82 Devonshire Street, R20A                  Berger Select Fund                                      19.23%
Boston, MA 02109                            ----------------------------------------------------------------
                                            Berger Mid Cap Growth Fund                              6.52%
                                            ----------------------------------------------------------------
                                            Berger Small Company Growth Fund                        7.19%
                                            ----------------------------------------------------------------
                                            Berger Small Cap Value Fund (Investor Shares)           24.57%
                                            ----------------------------------------------------------------
                                            Berger/BIAM International Fund                          5.07%
                                            ----------------------------------------------------------------
                                            Berger Balanced Fund                                    12.88%
------------------------------------------------------------------------------------------------------------
Donaldson Lufkin & Jenrette ("DLJ")         Berger Select Fund                                      6.41%
SEC Corp Pershing Division                  ----------------------------------------------------------------
P.O. Box 2052                               Berger Small Cap Value Fund (Investor Shares)           13.88%
Jersey City, NJ 07383                       ----------------------------------------------------------------
Berger Associates, Inc.                     Berger Balanced Fund                                    11.19%
210 University Blvd.                        ----------------------------------------------------------------
Denver, CO 80206                            Berger Mid Cap Growth Fund                              11.33%
------------------------------------------------------------------------------------------------------------


          In addition, Schwab owns of record 22.49%, and Fidelity owns of record 7.64%, of all the outstanding shares of the Berger Investment Portfolio Trust, of which the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Mid Cap Growth Fund, the Berger Mid Cap Value Fund and the Berger Balanced Fund are outstanding series. Schwab also owns of record 21.53%, Fidelity owns of record 15.21% and DLJ owns of record 10.20%, of all the outstanding shares of the Berger Omni Investment Trust, of which the Berger Small Cap Value Fund - Investor Shares class is one of two outstanding classes in the only outstanding series. In addition, Schwab also owns of record 24.08% of the outstanding shares of the Berger/BIAM Worldwide Funds Trust, of which the Berger/BIAM International Fund is one of three outstanding series.

DISTRIBUTION

          Berger Distributors, Inc., as the Funds' Distributor, is the principal underwriter of all the Funds' shares. The Distributor is a wholly-owned subsidiary of Berger Associates. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of a Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. David J. Schultz, Chief Financial Officer, Assistant Secretary and Treasurer of the Distributor, is also Vice President and Treasurer of the Funds. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Secretary of the Funds. Brian Ferrie, Vice President and Chief Compliance Officer of the Distributor, is also Vice President of the Funds.

          Each of the Funds and the Distributor are parties to a Distribution Agreement that continues through April 1999 or 2000, and thereafter from year to year if such continuation is specifically approved at least annually by the directors or trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the directors or trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers shares of the Funds and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by Berger Associates for its costs in distributing Fund shares.

OTHER INFORMATION

          The Funds have each filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds of which this Statement of Additional Information is a part. If further information is desired with respect to any of the Funds or such securities, reference is made to the Registration Statements and the exhibits filed as a part thereof.

          Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, acts as counsel to the Funds.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 950 Seventeenth Street, Denver, Colorado, acted as independent accountants for each of the Funds for the fiscal year ended September 30, 1998. In that capacity, PricewaterhouseCoopers LLP audited the financial statements of the Funds referenced below under "Financial Information" and assisted the Funds in connection with the preparation of their 1997 income tax returns.

FINANCIAL INFORMATION

          The following financial statements for each of the Funds are incorporated herein by reference from the Annual Report to Shareholders of the Funds dated September 30, 1998, in each case along with the Report of Independent Accountants thereon dated October 30, 1998:

For the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Small Cap Value Fund, the Berger Mid Cap Growth Fund, the Berger Mid Cap Value Fund, the Berger 100 Fund, the Berger Balanced Fund and the Berger Growth and Income Fund:

          Schedule of Investments as of September 30, 1998

          Statement of Assets and Liabilities as of September 30, 1998

          Statement of Operations for the Fiscal Year/Period Ended September 30, 1998

          Statement of Changes in Net Assets for each of the periods indicated

          Notes to Financial Statements, September 30, 1998

          Financial Highlights for each of the periods indicated

For the Berger/BIAM International Fund:

          Statement of Assets and Liabilities as of September 30, 1998

          Statement of Operations for the Fiscal Year Ended September 30, 1998

          Statement of Changes in Net Assets for the Fiscal Year Ended September 30, 1998, and for the Period November 7, 1996 (Commencement of Investment Operations) to September 30, 1997

          Notes to Financial Statements, September 30, 1998

          Financial Highlights for the Fiscal Year Ended September 30, 1998, and for the Period November 7, 1996 (Commencement of Investment Operations) to September 30, 1997

For the Berger/BIAM International Portfolio:

          Schedule of Investments as of September 30, 1998

          Statement of Assets and Liabilities as of September 30, 1998

          Statement of Operations for the Fiscal Year Ended September 30, 1998

          Statement of Changes in Net Assets for the Fiscal Year Ended September 30, 1998, and for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

          Ratios/Supplementary Data for the Fiscal Year Ended September 30, 1998, and for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

          Notes to Financial Statements, September 30, 1998.

          The above-referenced Annual Report is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge by calling the Funds at 1-800-333-1001.

                                     APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

     Each of the Funds may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, a Fund will not purchase any security in default at the time of purchase. None of the Funds will invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

     Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, a Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

     Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in a Fund's percentage limits for investments rated below investment grade, unless the Fund's advisor deems such securities to be the equivalent of investment grade. If securities purchased by a Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the director or trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Relying in part on ratings assigned by credit agencies in making investments will not protect a Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

     Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leverage corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

     Expenses incurred in recovering an investment in a defaulted security may adversely affect a Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of a Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

     The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

     B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

     C1-The rating C1 is reserved for income bonds on which no interest is being paid.

     D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          BERGER INVESTMENT PORTFOLIO TRUST

PART C.   OTHER INFORMATION


Item 23.  EXHIBITS

          The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.


Item 25.  INDEMNIFICATION

          Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Fund is a series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The business of Berger Associates, Inc., the investment adviser of the Funds, is described in the Prospectus under the heading "Organization of the Berger Funds Family -- Investment Managers" and in the Statement of Additional Information in Section 4, which are included in this Registration Statement. Information relating to the business and other connections of the officers and directors of Berger Associates (current and for the past two years) is listed in Schedules A and D of Berger Associates' Form ADV as filed with the Securities and Exchange Commission (File No. 801-9451, dated November 16, 1998), which information from such schedules is incorporated herein by reference.

     The business of Perkins, Wolf, McDonnell & Company ("PWM"), sub-advisor to the Berger Mid Cap Value Fund, is also described in the Prospectus and in
Section 4 of the Statement of Additional Information. Information relating to the business and other connections of the officers and directors of PWM (current and for the past two years) is listed in Schedule A of PWM's Form ADV (File No. 801-19974), as filed with the Securities and Exchange Commission on July 28, 1994, and in Schedules D of PWM's Form ADV, as filed with the Securities and Exchange Commission on March 24, 1986, and April 2, 1990, which information from such schedules is incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITERS

          (a) Investment companies for which the Fund's principal underwriter also acts as principal underwriter, depositor or investment adviser:

The One Hundred Fund, Inc.
Berger One Hundred and One Fund, Inc.
Berger Investment Portfolio Trust
--Berger Small Company Growth Fund
--Berger New Generation Fund
--Berger Balanced Fund
--Berger Select Fund
--Berger Mid Cap Growth Fund
--Berger Mid Cap Value Fund
Berger Omni Investment Trust
--Berger Small Cap Value Fund
Berger Institutional Products Trust
--Berger IPT - 100 Fund
--Berger IPT - Growth and Income Fund
--Berger IPT - Small Company Growth Fund
--Berger/BIAM IPT - International Fund
Berger/BIAM Worldwide Funds Trust
--Berger/BIAM International Fund
--International Equity Fund
--Berger/BIAM International CORE Fund

     (b) For Berger Distributors, Inc.:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       Name                  Positions and            Positions and
                              Offices with            Offices with
                               Underwriter              Registrant
--------------------------------------------------------------------------------
 David G. Mertens        President, CEO and       None
                         Director
--------------------------------------------------------------------------------
 David J. Schultz        Chief  Financial         Vice President and
                         Officer, Assistant       Treasurer
                         Secretary and
                         Treasurer
--------------------------------------------------------------------------------
 Brian Ferrie            Vice President and       Vice President
                         Chief Compliance
                         Officer
--------------------------------------------------------------------------------
 Mark S. Sunderhuse      Director                 None
--------------------------------------------------------------------------------
 Janice M. Teague        Vice President and       Vice President and
                         Secretary                Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



          The principal business address of each of the persons in the table above is 210 University Blvd., Suite 900, Denver, CO 80206.

          (c) Not applicable.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

          (a) Shareholder records are maintained by the Registrant's sub-transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

          (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

          (c) Certain records relating to day-to-day portfolio management of the Berger Mid Cap Value Fund are kept at the offices of its sub-adviser, Perkins, Wolf, McDonnell & Company, 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604.

Item 29.  MANAGEMENT SERVICES

          The Registrant has no management-related service contract which is not discussed in Parts A and B of this form.


Item 30.  UNDERTAKINGS

          Not applicable.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 22nd day of January, 1999.

                                   BERGER INVESTMENT PORTFOLIO TRUST
                                   (Registrant)

                                   By    Gerard M. Lavin
                                     -------------------------------------------

                                     Name:  Gerard M. Lavin
                                          --------------------------------------

                                     Title:  President
                                           -------------------------------------

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       SIGNATURE                        TITLE                   DATE


Gerard M. Lavin                    President (Principal         January 22, 1999
--------------------------         Executive Officer)
Gerard M. Lavin                    and Director


David J. Schultz                   Vice President and           January 22, 1999
--------------------------         Treasurer (Principal
David J. Schultz                   Financial Officer)



John Paganelli                     Assistant Treasurer          January 22, 1999
--------------------------         (Principal Accounting
John Paganelli                     Officer)




/s/ Dennis E. Baldwin              Trustee                      January 22, 1999
--------------------------
Dennis E. Baldwin*


/s/ William M.B. Berger            Trustee                      January 22, 1999
--------------------------
William M.B. Berger*


/s/ Louis R. Bindner               Trustee                      January 22, 1999
--------------------------
Louis R. Bindner*

/s/ Katherine A. Cattanach         Trustee                      January 22, 1999
--------------------------
Katherine A. Cattanach*


/s/ Paul R. Knapp                  Trustee                      January 22, 1999
--------------------------
Paul R. Knapp*


/s/ Harry T. Lewis, Jr.            Trustee                      January 22, 1999
--------------------------
Harry T. Lewis, Jr.*


/s/ Michael Owen                   Trustee                      January 22, 1999
--------------------------
Michael Owen*


/s/ William Sinclaire              Trustee                      January 22, 1999
--------------------------
William Sinclaire*


Gerard M. Lavin
--------------------------
*By Gerard M. Lavin
    Attorney-in-Fact

                          BERGER INVESTMENT PORTFOLIO TRUST
                                    EXHIBIT INDEX

N-1A                        EDGAR
Exhibit                     Exhibit
No.                         No.              Name of Exhibit
-------------               ----------       ----------------------

(1)  Exhibit   23(a)                         Trust Instrument
(2) Exhibit    23(b)                         Bylaws
     Exhibit   23(c)                         Not applicable
(3)  Exhibit   23(d)-1                       Form of Investment Advisory
                                             Agreement for Berger Small Company
                                             Growth Fund
(4)  Exhibit   23(d)-2                       Form of Investment Advisory
                                             Agreement for Berger New Generation
                                             Fund
(5)  Exhibit   23(d)-3                       Form of Investment Advisory
                                             Agreement for Berger Balanced Fund
(6)Exhibit     23(d)-4                       Form of Investment Advisory
                                             Agreement for Berger Select Fund
(7)Exhibit     23(d)-5                       Form of Investment Advisory
                                             Agreement for Berger Mid Cap Growth
                                             Fund
(8)Exhibit     23(d)-6                       Form of Investment Advisory
                                             Agreement for Berger Mid Cap Value
                                             Fund
(9)Exhibit     23(d)-7                       Form of Sub-Advisory Agreement for
                                             Berger Mid Cap Value Fund
(10)Exhibit    23(e)                         Form of Distribution Agreement
                                             between the Trust and Berger
                                             Distributors, Inc.
     Exhibit   23(f)                         Not applicable
(11)Exhibit    23(g)                         Form of Custody Agreement
(12)Exhibit    23(h)-1                       Form of Administrative Services
                                             Agreement for Berger Small Company
                                             Growth Fund
(13)Exhibit    23(h)-2                       Form of Administrative Services
                                             Agreement for Berger New Generation
                                             Fund
(14)Exhibit    23(h)-3                       Form of Administrative Services
                                             Agreement for Berger Balanced Fund
(15)Exhibit    23(h)-4                       Form of Administrative Services
                                             Agreement for Berger Select Fund
(16)Exhibit    23(h)-5                       Form of Administrative Services
                                             Agreement for Berger Mid Cap Growth
                                             Fund
(17)Exhibit    23(h)-6                       Form of Administrative Services
                                             Agreement for Berger Mid Cap Value
                                             Fund
(18)Exhibit    23(h)-7                       Form of Recordkeeping and Pricing
                                             Agent Agreement
(19)Exhibit    23(h)-8                       Form of Agency Agreement
(20)Exhibit    23(i)                         Opinion and consent of Davis,
                                             Graham & Stubbs LLP
*    Exhibit   23(j)        EX-99.B23(j)     Consent of
                                             PricewaterhouseCoopers LLP
     Exhibit   23(k)                         Not applicable
(21)Exhibit    23(l)                         Investment Letter from Initial
                                             Stockholder
(22)Exhibit    23(m)-1                       Rule 12b-1 Plan for Berger Small
                                             Company Growth Fund

(23)Exhibit    23(m)-2                       Rule 12b-1 Plan for Berger New
                                             Generation Fund
(24)Exhibit    23(m)-3                       Rule 12b-1 Plan for Berger Balanced
                                             Fund
(25)Exhibit    23(m)-4                       Rule 12b-1 Plan for Berger Select
                                             Fund
(26)Exhibit    23(m)-5                       Rule 12b-1 Plan for Berger Mid Cap
                                             Growth Fund
(27)Exhibit    23(m)-6                       Rule 12b-1 Plan for Berger Mid Cap
                                             Value Fund
*  Exhibit     23(n)-1      EX-27.1          Financial Data Schedule for Berger
                                             Small Company Growth Fund
*  Exhibit     23(n)-2      EX-27.2          Financial Data Schedule for Berger
                                             New Generation Fund
*  Exhibit     23(n)-3      EX-27.3          Financial Data Schedule for Berger
                                             Balanced Fund
*  Exhibit     23(n)-4      EX-27.4          Financial Data Schedule for Berger
                                             Select Fund
*  Exhibit     23(n)-5      EX-27.5          Financial Data Schedule for Berger
                                             Mid Cap Growth Fund
*  Exhibit     23(n)-6      EX-27.6          Financial Data Schedule for Berger
                                             Mid Cap Value Fund
     Exhibit   23(o)                         Not Applicable


------------------------------
*         Filed herewith.

Filed previously as indicated below and incorporated herein by reference:

(1) Filed as Exhibit 1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(2) Filed as Exhibit 2 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(3) Filed as Exhibit 5.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(4) Filed as Exhibit 5.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.
(5) Filed as Exhibit 5.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.
(6) Filed as Exhibit 5.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(7) Filed as Exhibit 5.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(8) Filed as Exhibit 5.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(9) Filed as Exhibit 5.7 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(10) Filed as Exhibit 6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(11) Filed as Exhibit 8 with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, filed November 27, 1995.
(12) Filed as Exhibit 9.2.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(13) Filed as Exhibit 9.2.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.
(14) Filed as Exhibit 9.2.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.
(15) Filed as Exhibit 9.2.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(16) Filed as Exhibit 9.2.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(17) Filed as Exhibit 9.2.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(18) Filed as Exhibit 9.3 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(19) Filed as Exhibit 9.4 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(20) Filed as Exhibit 10 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(21) Filed as Exhibit 13 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(22) Filed as Exhibit 15.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(23) Filed as Exhibit 15.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.
(24) Filed as Exhibit 15.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.
(25) Filed as Exhibit 15.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(26) Filed as Exhibit 15.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(27) Filed as Exhibit 15.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.